UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Balanced Fund

Quarterly portfolio holdings 7/31/16

Fund's investmentsBalanced Fund

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 63.3%		$1,084,662,724
(Cost $829,627,879)
Consumer discretionary 8.0%		137,282,179
Auto components 1.5%
Delphi Automotive PLC	215,727	14,630,605
Johnson Controls, Inc.	259,766	11,928,455
Automobiles 0.5%
Ford Motor Company	695,606	8,806,372
Hotels, restaurants and leisure 0.6%
Norwegian Cruise Line Holdings, Ltd. (I)	257,507	10,969,798
Household durables 0.6%
Lennar Corp., Class A	209,247	9,792,760
Internet and catalog retail 2.1%
Amazon.com, Inc. (I)	46,548	35,321,088
Media 0.9%
Lions Gate Entertainment Corp.	481,419	9,623,566
Twenty-First Century Fox, Inc., Class B	206,297	5,576,208
Specialty retail 1.3%
Lowe's Companies, Inc.	268,165	22,064,616
Textiles, apparel and luxury goods 0.5%
Michael Kors Holdings, Ltd. (I)	165,675	8,568,711
Consumer staples 7.2%		122,688,732
Beverages 0.7%
PepsiCo, Inc.	116,273	12,664,455
Food and staples retailing 2.7%
CVS Health Corp.	252,360	23,398,819
Wal-Mart Stores, Inc.	308,148	22,485,560
Food products 0.8%
Mondelez International, Inc., Class A	309,760	13,623,245
Household products 1.0%
The Procter & Gamble Company	196,354	16,805,939
Tobacco 2.0%
Altria Group, Inc.	287,715	19,478,306
Philip Morris International, Inc.	141,955	14,232,408
Energy 3.9%		66,091,720
Energy equipment and services 1.1%
Schlumberger, Ltd.	225,529	18,159,595
Oil, gas and consumable fuels 2.8%
Brazil Ethanol, Inc. (I)(S)	111,100	1,111
Devon Energy Corp.	239,992	9,186,894
Exxon Mobil Corp.	155,380	13,821,051
Kinder Morgan, Inc.	388,448	7,897,148
Range Resources Corp.	148,165	5,972,531
Suncor Energy, Inc.	410,754	11,053,390
Financials 12.6%		216,193,160
Banks 4.1%
Citigroup, Inc.	321,590	14,088,858
JPMorgan Chase & Co.	527,710	33,757,609

2SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Shares	Value
Financials (continued)
Banks (continued)
SVB Financial Group (I)	84,271	$8,462,494
The PNC Financial Services Group, Inc. (I)	49,528	4,093,489
U.S. Bancorp	215,960	9,107,033
Capital markets 2.3%
Ares Capital Corp.	437,500	6,623,750
BlackRock, Inc.	28,110	10,295,288
Och-Ziff Capital Management Group LLC, Class A	865,074	2,906,649
The Charles Schwab Corp.	398,864	11,335,715
The Goldman Sachs Group, Inc.	50,898	8,083,111
Consumer finance 1.8%
Discover Financial Services	366,152	20,812,080
Santander Consumer USA Holdings, Inc. (I)	591,175	6,497,013
Synchrony Financial (I)	152,673	4,256,523
Diversified financial services 1.2%
Berkshire Hathaway, Inc., Class B (I)	143,015	20,632,774
Insurance 0.8%
MetLife, Inc.	335,902	14,356,451
Real estate investment trusts 2.4%
American Tower Corp.	77,920	9,020,798
Digital Realty Trust, Inc.	84,061	8,781,012
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	348,139	7,829,646
Spirit Realty Capital, Inc.	419,121	5,729,384
Weyerhaeuser Company	291,060	9,523,483
Health care 9.8%		167,739,638
Biotechnology 2.1%
Amgen, Inc.	86,920	14,952,848
Biogen, Inc. (I)	27,366	7,934,224
Gilead Sciences, Inc.	172,996	13,747,992
Health care equipment and supplies 2.2%
Danaher Corp.	174,884	14,242,553
Medtronic PLC	137,291	12,030,810
Stryker Corp.	90,284	10,498,224
Health care providers and services 1.1%
Cardinal Health, Inc.	83,500	6,980,600
Express Scripts Holding Company (I)	163,311	12,423,068
Pharmaceuticals 4.4%
Bristol-Myers Squibb Company	86,686	6,484,980
Eli Lilly & Company	57,268	4,746,945
Johnson & Johnson	114,195	14,300,640
Novartis AG, ADR	74,938	6,239,338
Pfizer, Inc.	896,001	33,053,477
Roche Holding AG, ADR	188,386	6,045,307
Sanofi, ADR	95,206	4,058,632
Industrials 5.5%		94,726,333
Aerospace and defense 2.4%
Honeywell International, Inc.	92,248	10,731,210
The Boeing Company	78,265	10,460,900
United Technologies Corp.	189,710	20,422,282

SEE NOTES TO FUND'S INVESTMENTS3

Balanced Fund

	Shares	Value
Industrials (continued)
Air freight and logistics 0.5%
United Parcel Service, Inc., Class B	84,290	$9,111,749
Industrial conglomerates 1.0%
General Electric Company	531,014	16,535,776
Machinery 0.8%
Fortive Corp. (I)	87,442	4,215,579
Stanley Black & Decker, Inc.	79,338	9,655,435
Professional services 0.8%
Nielsen Holdings PLC	252,384	13,593,402
Information technology 11.3%		194,132,978
Electronic equipment, instruments and components 0.7%
TE Connectivity, Ltd.	202,144	12,185,240
Internet software and services 3.6%
Alphabet, Inc., Class A (I)	44,241	35,009,673
Alphabet, Inc., Class C (I)	16,778	12,898,759
Facebook, Inc., Class A (I)	117,582	14,573,090
IT services 0.6%
PayPal Holdings, Inc. (I)	281,235	10,473,191
Semiconductors and semiconductor equipment 1.7%
Applied Materials, Inc.	853,495	22,438,384
QUALCOMM, Inc.	93,930	5,878,139
Software 1.9%
Microsoft Corp.	395,253	22,402,940
Oracle Corp.	247,940	10,175,458
Technology hardware, storage and peripherals 2.8%
Apple, Inc.	346,768	36,136,693
Seagate Technology PLC	373,444	11,961,411
Materials 1.0%		16,600,317
Chemicals 1.0%
Eastman Chemical Company	254,489	16,600,317
Telecommunication services 2.3%		39,761,101
Diversified telecommunication services 2.3%
CenturyLink, Inc.	353,554	11,115,738
Verizon Communications, Inc.	516,971	28,645,363
Utilities 1.7%		29,446,566
Electric utilities 1.1%
PPL Corp.	523,151	19,728,024
Independent power and renewable electricity producers 0.6%
AES Corp.	382,521	4,724,134
Calpine Corp. (I)	363,494	4,994,408
Preferred securities 0.2%		$3,907,025
(Cost $3,872,929)
Financials 0.1%		2,920,877
Banks 0.1%
GMAC Capital Trust I, 6.411% (P)	38,029	966,697
Regions Financial Corp., 6.375%	19,025	512,153
Wells Fargo & Company, Series L, 7.500%	150	199,689

4SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

				Shares	Value
Financials (continued)
Capital markets 0.0%
Hercules Capital, Inc., 7.000%				31,798	$809,895
The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)				15,975	432,443
Utilities 0.1%					986,148
Electric utilities 0.0%
Exelon Corp., 6.500%				6,300	315,315
Multi-utilities 0.1%
Dominion Resources, Inc., 6.375%				12,866	670,833
	Rate (%	)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 8.2%					$140,314,345
(Cost $134,424,329)
U.S. Government 3.5%					59,714,492
U.S. Treasury
Bond	2.500		02-15-46	17,395,000	18,571,198
Bond	3.375		05-15-44	18,445,000	23,234,207
Note	1.625		05-15-26	7,493,000	7,608,325
Note	1.750		01-31-23	4,035,000	4,160,936
Treasury Inflation Protected Security	0.375		07-15-25	5,940,717	6,139,826
U.S. Government Agency 4.7%					80,599,853
Federal Home Loan Mortgage Corp.
15 Year Pass Thru	2.500		09-01-27	719,772	747,269
30 Year Pass Thru	3.000		03-01-43	1,115,540	1,175,718
30 Year Pass Thru	4.500		03-01-41	2,938,795	3,265,754
30 Year Pass Thru	5.500		11-01-39	2,065,561	2,365,067
Federal National Mortgage Association
15 Year Pass Thru	3.000		07-01-27	790,518	831,371
15 Year Pass Thru	3.500		02-01-26	143,621	152,529
15 Year Pass Thru	3.500		03-01-26	521,407	553,750
15 Year Pass Thru	6.500		08-01-16	11	11
30 Year Pass Thru	3.000		09-01-42	2,641,016	2,755,941
30 Year Pass Thru	3.000		02-01-43	704,882	735,776
30 Year Pass Thru	3.000		03-01-43	265,534	279,619
30 Year Pass Thru	3.000		05-01-43	416,037	438,106
30 Year Pass Thru	3.500		06-01-42	6,313,192	6,772,132
30 Year Pass Thru	3.500		06-01-43	11,509,664	12,321,187
30 Year Pass Thru	3.500		04-01-45	2,157,201	2,296,829
30 Year Pass Thru	3.500		04-01-45	866,368	922,446
30 Year Pass Thru	4.000		01-01-41	3,056,091	3,294,113
30 Year Pass Thru	4.000		09-01-41	2,103,308	2,269,424
30 Year Pass Thru	4.000		10-01-41	11,617,751	12,522,590
30 Year Pass Thru	4.000		01-01-42	4,172,304	4,501,824
30 Year Pass Thru	4.500		11-01-39	4,218,899	4,624,994
30 Year Pass Thru	4.500		09-01-40	2,229,106	2,442,974
30 Year Pass Thru	4.500		05-01-41	1,394,392	1,527,739
30 Year Pass Thru	4.500		07-01-41	4,136,779	4,555,006
30 Year Pass Thru	4.500		01-01-43	1,744,851	1,911,168
30 Year Pass Thru	5.000		03-01-41	2,171,197	2,424,193
30 Year Pass Thru	5.000		04-01-41	2,925,000	3,265,831
30 Year Pass Thru	5.500		11-01-39	1,107,423	1,255,151
30 Year Pass Thru	6.500		01-01-39	327,826	381,309

SEE NOTES TO FUND'S INVESTMENTS5

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Year Pass Thru	7.000		06-01-32	1,180	$1,409
30 Year Pass Thru	7.500		04-01-31	3,412	4,129
30 Year Pass Thru	8.000		01-01-31	2,955	3,602
Government National Mortgage Association 30 Year Pass Thru	9.000		04-15-21	791	892
Foreign government obligations 0.2%					$2,609,115
(Cost $2,335,155)
Argentina 0.2%					2,609,115
City of Buenos Aires Bond (S)	7.500		06-01-27	400,000	416,000
Provincia de Buenos Aires Bond (S)	7.875		06-15-27	750,000	776,250
Republic of Argentina
Bond (S)	7.500		04-22-26	725,000	787,350
Bond	8.280		12-31-33	560,815	629,515
Corporate bonds 17.2%					$294,298,726
(Cost $285,435,315)
Consumer discretionary 2.7%					45,610,345
Auto components 0.3%
Dana Holding Corp.	6.000		09-15-23	650,000	674,375
Delphi Automotive PLC	4.250		01-15-26	900,000	988,218
Delphi Corp.	5.000		02-15-23	1,755,000	1,862,055
Nemak SAB de CV (S)	5.500		02-28-23	744,000	771,900
ZF North America Capital, Inc. (S)	4.750		04-29-25	540,000	564,300
Automobiles 0.6%
American Honda Finance Corp.	1.700		02-22-19	1,070,000	1,084,536
Ford Motor Company	4.750		01-15-43	550,000	605,936
Ford Motor Credit Company LLC	2.551		10-05-18	630,000	641,367
Ford Motor Credit Company LLC	5.875		08-02-21	2,175,000	2,509,515
General Motors Company	4.875		10-02-23	1,530,000	1,671,995
General Motors Company	6.250		10-02-43	910,000	1,098,581
General Motors Financial Company, Inc.	3.450		04-10-22	800,000	816,538
General Motors Financial Company, Inc.	4.000		01-15-25	1,175,000	1,211,917
General Motors Financial Company, Inc.	5.250		03-01-26	605,000	675,750
Diversified consumer services 0.0%
Service Corp. International	5.375		05-15-24	600,000	638,700
Hotels, restaurants and leisure 0.2%
CCM Merger, Inc. (S)	9.125		05-01-19	500,000	524,375
Eldorado Resorts, Inc.	7.000		08-01-23	265,000	278,250
GLP Capital LP	5.375		04-15-26	560,000	597,100
International Game Technology PLC (S)	6.500		02-15-25	570,000	601,350
Mohegan Tribal Gaming Authority	9.750		09-01-21	500,000	538,125
Household durables 0.1%
Newell Brands, Inc.	2.150		10-15-18	396,000	402,444
Newell Brands, Inc.	4.200		04-01-26	850,000	929,240
Internet and catalog retail 0.4%
Expedia, Inc. (S)	5.000		02-15-26	4,070,000	4,336,683
QVC, Inc.	4.375		03-15-23	900,000	922,815
QVC, Inc.	5.125		07-02-22	1,170,000	1,260,423
QVC, Inc.	5.450		08-15-34	630,000	600,416

6SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Leisure products 0.0%
Vista Outdoor, Inc. (S)	5.875		10-01-23	550,000	$576,125
Media 0.8%
Altice Financing SA (S)	6.500		01-15-22	225,000	231,750
Altice Financing SA (S)	6.625		02-15-23	325,000	325,611
Cengage Learning, Inc. (S)	9.500		06-15-24	560,000	585,900
Charter Communications Operating LLC (S)	6.484		10-23-45	790,000	948,446
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	570,000	589,950
MDC Partners, Inc. (S)	6.500		05-01-24	585,000	565,988
Midcontinent Communications (S)	6.875		08-15-23	545,000	569,525
Myriad International Holdings BV (S)	5.500		07-21-25	370,000	395,438
Omnicom Group, Inc.	3.600		04-15-26	715,000	760,705
Radio One, Inc. (S)	9.250		02-15-20	500,000	466,250
Scripps Networks Interactive, Inc.	3.950		06-15-25	1,020,000	1,084,878
Sinclair Television Group, Inc. (S)	5.625		08-01-24	640,000	660,800
Sirius XM Radio, Inc. (S)	5.250		08-15-22	600,000	630,000
Sirius XM Radio, Inc. (S)	5.375		04-15-25	580,000	595,770
Sirius XM Radio, Inc. (S)	5.375		07-15-26	1,085,000	1,106,027
Time Warner Cable, Inc.	8.250		04-01-19	920,000	1,068,218
Time Warner, Inc.	3.600		07-15-25	550,000	593,223
Time Warner, Inc.	3.875		01-15-26	1,275,000	1,400,298
Time Warner, Inc.	6.500		11-15-36	512,000	675,388
Viacom, Inc.	4.375		03-15-43	1,000,000	863,938
WMG Acquisition Corp. (S)	6.750		04-15-22	180,000	189,000
Multiline retail 0.1%
Macy's Retail Holdings, Inc.	7.875		08-15-36	800,000	801,446
Specialty retail 0.2%
AutoNation, Inc.	4.500		10-01-25	545,000	583,162
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19	670,000	589,600
L Brands, Inc.	6.625		04-01-21	1,050,000	1,204,875
L Brands, Inc.	6.875		11-01-35	550,000	583,275
Textiles, apparel and luxury goods 0.0%
Under Armour, Inc.	3.250		06-15-26	155,000	157,855
Consumer staples 1.0%					17,616,475
Beverages 0.3%
Anheuser-Busch InBev Finance, Inc.	4.900		02-01-46	2,170,000	2,658,087
Constellation Brands, Inc.	4.250		05-01-23	525,000	556,500
Constellation Brands, Inc.	4.750		11-15-24	275,000	299,063
Molson Coors Brewing Company	1.450		07-15-19	330,000	331,926
Molson Coors Brewing Company	3.000		07-15-26	755,000	771,224
PepsiCo, Inc.	1.500		02-22-19	1,060,000	1,073,411
Food and staples retailing 0.4%
CVS Health Corp.	2.875		06-01-26	545,000	561,215
CVS Health Corp.	5.125		07-20-45	950,000	1,204,533
SUPERVALU, Inc.	7.750		11-15-22	650,000	565,500
Tops Holding II Corp.	8.750		06-15-18	209,000	184,965
Tops Holding LLC (S)	8.000		06-15-22	1,175,000	1,022,250
Walgreens Boots Alliance, Inc.	1.750		05-30-18	995,000	1,003,628
Whole Foods Market, Inc. (S)	5.200		12-03-25	1,140,000	1,233,646

SEE NOTES TO FUND'S INVESTMENTS7

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products 0.2%
Bunge, Ltd. Finance Corp.	8.500		06-15-19	500,000	$586,539
Kraft Heinz Foods Company (S)	2.000		07-02-18	1,000,000	1,014,341
Kraft Heinz Foods Company (S)	4.875		02-15-25	525,000	579,610
Kraft Heinz Foods Company (S)	5.200		07-15-45	870,000	1,066,156
Post Holdings, Inc. (S)	7.750		03-15-24	520,000	575,250
Personal products 0.0%
Revlon Consumer Products Corp.	5.750		02-15-21	575,000	583,625
Tobacco 0.1%
Alliance One International, Inc.	9.875		07-15-21	1,335,000	1,174,800
Vector Group, Ltd.	7.750		02-15-21	545,000	570,206
Energy 1.3%					22,496,638
Energy equipment and services 0.0%
Emera US Finance LP (S)	3.550		06-15-26	420,000	441,063
Oil, gas and consumable fuels 1.3%
Cenovus Energy, Inc.	4.450		09-15-42	745,000	609,074
Cimarex Energy Company	4.375		06-01-24	540,000	564,461
Columbia Pipeline Group, Inc.	4.500		06-01-25	1,025,000	1,106,000
Continental Resources, Inc.	5.000		09-15-22	1,343,000	1,255,705
DCP Midstream LLC (S)	9.750		03-15-19	835,000	918,500
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850		05-21-43	585,000	441,675
DCP Midstream Operating LP	2.700		04-01-19	600,000	579,000
DCP Midstream Operating LP	3.875		03-15-23	635,000	598,488
Enbridge Energy Partners LP	4.375		10-15-20	555,000	578,958
Energy Transfer Partners LP	5.150		03-15-45	665,000	619,126
Energy Transfer Partners LP	9.700		03-15-19	31,000	35,762
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375		08-01-66	690,000	637,388
Kerr-McGee Corp.	6.950		07-01-24	530,000	621,572
Kinder Morgan Energy Partners LP	3.950		09-01-22	375,000	384,464
Kinder Morgan Energy Partners LP	7.750		03-15-32	525,000	612,214
Kinder Morgan, Inc.	5.550		06-01-45	1,075,000	1,078,496
Lukoil International Finance BV (S)	3.416		04-24-18	1,000,000	1,009,900
MPLX LP	4.000		02-15-25	185,000	179,004
MPLX LP (S)	4.875		12-01-24	551,000	545,823
Occidental Petroleum Corp.	3.400		04-15-26	720,000	757,408
Petroleos Mexicanos	4.875		01-24-22	540,000	554,850
Regency Energy Partners LP	5.000		10-01-22	150,000	158,090
Regency Energy Partners LP	5.500		04-15-23	830,000	860,378
Regency Energy Partners LP	5.875		03-01-22	230,000	250,974
Shell International Finance BV	4.375		05-11-45	1,550,000	1,682,124
Summit Midstream Holdings LLC	7.500		07-01-21	425,000	421,813
Sunoco Logistics Partners Operations LP	3.900		07-15-26	500,000	497,034
Sunoco Logistics Partners Operations LP	4.400		04-01-21	700,000	738,583
Teekay Offshore Partners LP	6.000		07-30-19	745,000	620,213
Tesoro Logistics LP	6.125		10-15-21	825,000	858,083
Tesoro Logistics LP	6.375		05-01-24	560,000	590,453
Williams Partners LP	4.875		05-15-23	330,000	327,844
Williams Partners LP	4.875		03-15-24	1,365,000	1,362,118

8SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials 6.1%					$104,517,573
Banks 2.7%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (Q)(S)	6.750		06-15-26	330,000	358,784
Bank of America Corp.	3.950		04-21-25	300,000	309,983
Bank of America Corp.	4.200		08-26-24	600,000	631,705
Bank of America Corp.	4.250		10-22-26	660,000	696,419
Bank of America Corp.	4.450		03-03-26	1,160,000	1,246,289
Bank of America Corp.	6.875		04-25-18	1,150,000	1,252,481
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR + 3.705%) (Q)	6.250		09-05-24	1,070,000	1,120,825
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (Q)	6.300		03-10-26	440,000	479,462
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000		01-30-18	1,125,000	1,143,146
BankUnited, Inc.	4.875		11-17-25	900,000	935,817
Barclays Bank PLC (S)	10.179		06-12-21	925,000	1,182,334
Barclays PLC	4.375		01-12-26	670,000	693,758
BPCE SA (S)	4.500		03-15-25	730,000	740,093
BPCE SA (S)	5.700		10-22-23	900,000	980,298
Citigroup, Inc.	4.600		03-09-26	935,000	1,005,907
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (Q)	6.250		08-15-26	1,080,000	1,163,700
Commerzbank AG (S)	8.125		09-19-23	1,025,000	1,192,516
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19	2,224,000	2,718,840
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (Q)(S)	6.625		09-23-19	765,000	729,045
Credit Agricole SA (7.875% to 1-23-24, then 5 year U.S. Swap Rate + 4.898%) (Q)(S)	7.875		01-23-24	1,275,000	1,262,250
Credit Agricole SA (8.125% to 9-19-18, then 5 year U.S. Swap Rate + 6.283%) (S)	8.125		09-19-33	825,000	904,662
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23	635,000	614,998
HBOS PLC (S)	6.750		05-21-18	1,403,000	1,511,021
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (Q)	6.375		09-17-24	255,000	249,900
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%)	6.875		12-29-49	645,000	664,350
ING Bank NV (S)	5.800		09-25-23	895,000	996,889
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500		04-16-25	210,000	200,813
JPMorgan Chase & Co.	3.200		06-15-26	985,000	1,017,249
JPMorgan Chase & Co.	4.625		05-10-21	1,755,000	1,956,351
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300		05-01-20	950,000	978,025
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24	1,400,000	1,576,610
Lloyds Banking Group PLC	4.650		03-24-26	1,965,000	2,028,509
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500		06-27-24	550,000	548,625
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%)	5.629		12-01-21	810,000	793,881
Popular, Inc.	7.000		07-01-19	560,000	569,800
Royal Bank of Scotland Group PLC	4.800		04-05-26	545,000	566,898
Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (Q)	8.000		08-10-25	450,000	447,188
Santander Holdings USA, Inc.	2.700		05-24-19	1,200,000	1,208,660
Santander UK Group Holdings PLC (S)	4.750		09-15-25	700,000	701,596
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (Q)(S)	8.000		09-29-25	800,000	790,000
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18	735,000	747,863
Sumitomo Mitsui Banking Corp.	2.450		01-10-19	1,400,000	1,429,669
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850		06-01-23	900,000	878,625
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750		08-01-21	1,115,000	1,252,981
Wells Fargo & Company	4.650		11-04-44	560,000	611,715
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875		06-15-25	1,600,000	1,762,000
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900		06-15-24	595,000	634,419
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980		03-15-18	932,000	991,229
Capital markets 0.8%
Ares Capital Corp.	3.875		01-15-20	965,000	1,003,311

SEE NOTES TO FUND'S INVESTMENTS9

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (Q)(S)	7.500		12-11-23	450,000	$465,750
FS Investment Corp.	4.000		07-15-19	780,000	787,470
Jefferies Group LLC	6.875		04-15-21	1,040,000	1,195,045
Jefferies Group LLC	8.500		07-15-19	495,000	565,218
Macquarie Bank, Ltd. (S)	4.875		06-10-25	960,000	1,014,312
Morgan Stanley	2.450		02-01-19	560,000	572,605
Morgan Stanley	3.875		01-27-26	935,000	998,341
Morgan Stanley	5.500		01-26-20	1,000,000	1,117,581
Morgan Stanley	7.300		05-13-19	1,660,000	1,904,664
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20	600,000	607,500
Stifel Financial Corp.	4.250		07-18-24	660,000	674,924
The Bear Stearns Companies LLC	7.250		02-01-18	1,000,000	1,086,856
The Goldman Sachs Group, Inc.	2.000		04-25-19	585,000	590,993
The Goldman Sachs Group, Inc.	3.750		05-22-25	720,000	760,173
The Goldman Sachs Group, Inc.	4.750		10-21-45	535,000	609,702
Consumer finance 0.8%
Ally Financial, Inc.	3.250		11-05-18	810,000	819,113
Ally Financial, Inc. (L)	5.125		09-30-24	1,365,000	1,452,019
Capital One Financial Corp.	2.450		04-24-19	950,000	971,310
Capital One Financial Corp.	3.750		07-28-26	1,195,000	1,203,496
Capital One Financial Corp.	4.200		10-29-25	955,000	996,062
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (Q)	5.550		06-01-20	785,000	796,186
Capital One NA	2.350		08-17-18	570,000	578,687
Credit Acceptance Corp.	6.125		02-15-21	590,000	582,625
Credito Real SAB de CV (S)	7.500		03-13-19	785,000	806,588
Discover Bank	2.600		11-13-18	1,100,000	1,118,212
Discover Financial Services	3.950		11-06-24	1,315,000	1,357,999
Enova International, Inc.	9.750		06-01-21	765,000	642,600
S&P Global, Inc.	4.000		06-15-25	1,070,000	1,170,281
S&P Global, Inc.	4.400		02-15-26	650,000	730,991
Diversified financial services 0.2%
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125		11-30-21	329,442	342,620
Leucadia National Corp.	5.500		10-18-23	1,200,000	1,251,923
NewStar Financial, Inc.	7.250		05-01-20	1,055,000	1,009,688
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650		05-15-53	1,054,000	1,017,110
Insurance 0.6%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	785,000	833,901
Assured Guaranty US Holdings, Inc.	5.000		07-01-24	1,055,000	1,180,878
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379		12-14-36	400,000	436,340
CNO Financial Group, Inc.	5.250		05-30-25	945,000	980,438
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR +3.576%) (S)	7.800		03-07-87	761,000	846,613
MetLife, Inc.	6.400		12-15-66	930,000	1,032,142
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100		10-16-44	900,000	990,000
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200		03-15-44	560,000	567,000
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42	518,000	574,074
Teachers Insurance & Annuity Association of America (S)	6.850		12-16-39	925,000	1,284,597
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125		06-15-68	995,000	1,089,525
Real estate investment trusts 0.7%
American Tower Corp.	3.400		02-15-19	635,000	665,023
American Tower Corp.	4.700		03-15-22	550,000	611,409

10SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Real estate investment trusts (continued)
Crown Castle International Corp.	4.450		02-15-26	755,000	$837,607
Crown Castle Towers LLC (S)	6.113		01-15-40	1,040,000	1,159,120
Highwoods Realty LP	5.850		03-15-17	925,000	949,007
Iron Mountain, Inc.	5.750		08-15-24	1,075,000	1,104,229
Iron Mountain, Inc.	6.000		08-15-23	1,015,000	1,078,438
MPT Operating Partnership LP	6.375		02-15-22	540,000	567,000
MPT Operating Partnership LP	6.875		05-01-21	130,000	134,589
Omega Healthcare Investors, Inc.	4.500		01-15-25	580,000	586,140
Omega Healthcare Investors, Inc.	4.950		04-01-24	715,000	743,347
Omega Healthcare Investors, Inc.	5.250		01-15-26	540,000	572,134
Ventas Realty LP	3.500		02-01-25	1,315,000	1,358,304
Ventas Realty LP	3.750		05-01-24	570,000	597,497
VEREIT Operating Partnership LP	4.600		02-06-24	900,000	940,500
Welltower, Inc.	3.750		03-15-23	555,000	580,746
Thrifts and mortgage finance 0.3%
Flagstar Bancorp, Inc. (S)	6.125		07-15-21	525,000	538,447
Nationstar Mortgage LLC	6.500		07-01-21	645,000	554,700
Nationstar Mortgage LLC	7.875		10-01-20	595,000	559,669
Nationstar Mortgage LLC	9.625		05-01-19	545,000	562,713
Quicken Loans, Inc. (S)	5.750		05-01-25	1,215,000	1,204,369
Radian Group, Inc.	5.250		06-15-20	570,000	591,375
Radian Group, Inc.	7.000		03-15-21	610,000	674,813
Stearns Holdings LLC (S)	9.375		08-15-20	265,000	250,756
Health care 1.0%					16,999,041
Biotechnology 0.2%
AbbVie, Inc.	3.600		05-14-25	1,085,000	1,150,981
Celgene Corp.	5.000		08-15-45	1,260,000	1,467,344
Health care equipment and supplies 0.1%
Medtronic, Inc.	4.625		03-15-45	875,000	1,071,335
Zimmer Biomet Holdings, Inc.	3.550		04-01-25	775,000	814,544
Health care providers and services 0.5%
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19	275,000	265,375
Express Scripts Holding Company	4.500		02-25-26	1,350,000	1,502,572
Fresenius US Finance II, Inc. (S)	4.500		01-15-23	560,000	591,500
HCA, Inc.	5.250		04-15-25	745,000	797,150
HCA, Inc.	5.250		06-15-26	560,000	593,600
HCA, Inc.	7.500		02-15-22	645,000	732,075
LifePoint Health, Inc. (S)	5.375		05-01-24	630,000	644,175
MEDNAX, Inc. (S)	5.250		12-01-23	565,000	589,013
Molina Healthcare, Inc. (S)	5.375		11-15-22	575,000	586,500
Select Medical Corp.	6.375		06-01-21	805,000	796,451
Teva Pharmaceutical Finance Netherlands III BV	3.150		10-01-26	680,000	694,855
Universal Health Services, Inc. (S)	4.750		08-01-22	500,000	515,000
WellCare Health Plans, Inc.	5.750		11-15-20	570,000	589,597
Pharmaceuticals 0.2%
Actavis Funding SCS	3.800		03-15-25	635,000	675,053
Mylan NV (S)	2.500		06-07-19	500,000	509,605
Mylan NV (S)	3.950		06-15-26	1,750,000	1,834,536
Quintiles Transnational Corp. (S)	4.875		05-15-23	565,000	577,780

SEE NOTES TO FUND'S INVESTMENTS11

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials 2.2%					$38,208,476
Aerospace and defense 0.3%
AerCap Ireland Capital, Ltd.	4.625		10-30-20	350,000	374,063
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	850,000	892,500
Huntington Ingalls Industries, Inc. (S)	5.000		11-15-25	550,000	585,063
Lockheed Martin Corp.	2.900		03-01-25	981,000	1,026,455
Lockheed Martin Corp.	4.700		05-15-46	880,000	1,069,944
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	2,680,000	1,695,100
Textron, Inc.	7.250		10-01-19	400,000	463,020
Air freight and logistics 0.1%
XPO Logistics, Inc. (S)	6.500		06-15-22	1,260,000	1,247,400
Airlines 0.7%
Air Canada 2013-1 Class C Pass Through Trust (S)	6.625		05-15-18	650,000	671,125
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		07-31-19	1,023,159	1,074,317
American Airlines 2013-2 Class A Pass Through Trust	4.950		07-15-24	719,203	787,527
American Airlines 2015-1 Class B Pass Through Trust	3.700		11-01-24	953,675	929,833
American Airlines 2016-1 Class A Pass Through Trust	4.100		07-15-29	1,125,000	1,217,813
British Airways 2013-1 Class A Pass Through Trust (S)	4.625		06-20-24	1,123,182	1,200,401
British Airways 2013-1 Class B Pass Through Trust (S)	5.625		12-20-21	318,893	332,446
Continental Airlines 2007-1 Class A Pass Through Trust	5.983		10-19-23	726,020	827,663
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		07-02-24	348,298	396,189
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300		10-15-20	663,799	710,264
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027		05-01-21	498,076	569,052
United Airlines 2014-2 Class A Pass Through Trust	3.750		03-03-28	742,741	791,019
United Airlines 2014-2 Class B Pass Through Trust	4.625		03-03-24	703,700	705,460
United Airlines 2016-1 Class A Pass Through Trust	3.450		01-07-30	575,000	598,000
US Airways 2010-1 Class A Pass Through Trust	6.250		10-22-24	589,169	668,706
US Airways 2012-1 Class A Pass Through Trust	5.900		04-01-26	1,043,275	1,204,983
Building products 0.2%
Builders FirstSource, Inc. (S)	10.750		08-15-23	380,000	421,800
Masco Corp.	4.375		04-01-26	555,000	591,075
Masco Corp.	4.450		04-01-25	550,000	584,375
Owens Corning	4.200		12-15-22	1,035,000	1,103,401
Commercial services and supplies 0.1%
Casella Waste Systems, Inc.	7.750		02-15-19	473,000	482,460
Prime Security Services Borrower LLC (S)	9.250		05-15-23	550,000	587,125
Safway Group Holding LLC (S)	7.000		05-15-18	245,000	249,594
Construction and engineering 0.1%
Tutor Perini Corp.	7.625		11-01-18	985,000	998,298
Electrical equipment 0.0%
EnerSys (S)	5.000		04-30-23	200,000	199,000
Industrial conglomerates 0.1%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000		01-21-21	1,786,000	1,921,066
Odebrecht Finance, Ltd. (S)	7.125		06-26-42	450,000	149,625
Machinery 0.1%
SPL Logistics Escrow LLC (S)	8.875		08-01-20	469,000	357,613
Trinity Industries, Inc.	4.550		10-01-24	1,320,000	1,273,354
Professional services 0.1%
Verisk Analytics, Inc.	4.000		06-15-25	1,340,000	1,418,462
Road and rail 0.1%
Penske Truck Leasing Company LP (S)	3.375		02-01-22	1,115,000	1,138,242

12SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors 0.3%
Ahern Rentals, Inc. (S)	7.375		05-15-23	700,000	$493,500
Air Lease Corp.	3.375		01-15-19	800,000	826,400
Air Lease Corp.	3.875		04-01-21	550,000	576,125
Air Lease Corp.	4.750		03-01-20	535,000	581,358
Air Lease Corp.	5.625		04-01-17	345,000	353,194
Aircastle, Ltd.	5.500		02-15-22	415,000	445,088
Aircastle, Ltd.	6.250		12-01-19	390,000	429,975
Aircastle, Ltd.	7.625		04-15-20	250,000	285,000
Ashtead Capital, Inc. (S)	5.625		10-01-24	275,000	286,344
International Lease Finance Corp. (S)	7.125		09-01-18	555,000	614,663
United Rentals North America, Inc.	5.500		07-15-25	580,000	596,246
United Rentals North America, Inc.	5.750		11-15-24	600,000	622,500
Transportation infrastructure 0.0%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	570,000	584,250
Information technology 1.0%					17,650,784
Communications equipment 0.0%
Hughes Satellite Systems Corp. (S)	5.250		08-01-26	180,000	179,550
Electronic equipment, instruments and components 0.0%
Zebra Technologies Corp.	7.250		10-15-22	525,000	560,438
Internet software and services 0.2%
Ancestry.com Holdings LLC, PIK (S)	9.625		10-15-18	300,000	306,000
Ancestry.com, Inc.	11.000		12-15-20	265,000	284,213
eBay, Inc.	2.500		03-09-18	545,000	555,134
eBay, Inc.	3.800		03-09-22	620,000	661,409
Match Group, Inc. (S)	6.375		06-01-24	565,000	603,844
Rackspace Hosting, Inc. (S)	6.500		01-15-24	645,000	665,963
VeriSign, Inc.	5.250		04-01-25	565,000	590,425
IT services 0.2%
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	500,000	500,000
Visa, Inc.	3.150		12-14-25	1,125,000	1,208,718
Visa, Inc.	4.300		12-14-45	1,120,000	1,330,224
Semiconductors and semiconductor equipment 0.2%
Lam Research Corp.	3.900		06-15-26	575,000	617,195
Micron Technology, Inc.	5.875		02-15-22	680,000	656,200
Micron Technology, Inc. (S)	7.500		09-15-23	545,000	595,925
Qorvo, Inc. (S)	6.750		12-01-23	560,000	602,000
Qorvo, Inc. (S)	7.000		12-01-25	555,000	601,481
Software 0.2%
Activision Blizzard, Inc. (S)	6.125		09-15-23	745,000	812,981
Electronic Arts, Inc.	4.800		03-01-26	1,450,000	1,594,826
Microsoft Corp.	4.450		11-03-45	1,225,000	1,413,659
Open Text Corp. (S)	5.875		06-01-26	575,000	597,649
Technology hardware, storage and peripherals 0.2%
Diamond 1 Finance Corp. (S)	6.020		06-15-26	1,790,000	1,920,418
Diamond 1 Finance Corp. (S)	7.125		06-15-24	180,000	193,719
Western Digital Corp. (S)	7.375		04-01-23	550,000	598,813
Materials 0.6%					9,316,151
Chemicals 0.3%
Braskem Finance, Ltd. (S)	7.000		05-07-20	815,000	874,088

SEE NOTES TO FUND'S INVESTMENTS13

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
NOVA Chemicals Corp. (S)	5.000		05-01-25	1,085,000	$1,101,275
Platform Specialty Products Corp. (S)	6.500		02-01-22	1,180,000	1,023,650
Rain CII Carbon LLC (S)	8.250		01-15-21	710,000	592,850
The Chemours Company	6.625		05-15-23	654,000	564,075
Construction materials 0.0%
Cemex SAB de CV (S)	6.125		05-05-25	580,000	595,950
Eagle Materials, Inc.	4.500		08-01-26	115,000	116,725
Containers and packaging 0.1%
Ardagh Finance Holdings SA, PIK (S)	8.625		06-15-19	325,818	335,593
Cascades, Inc. (S)	5.500		07-15-22	444,000	437,340
Metals and mining 0.2%
Alcoa, Inc.	5.125		10-01-24	805,000	846,256
Allegheny Technologies, Inc.	9.375		06-01-19	1,095,000	1,131,956
ArcelorMittal	10.850		06-01-19	500,000	587,500
Commercial Metals Company	7.350		08-15-18	500,000	537,580
Paper and forest products 0.0%
Norbord, Inc. (S)	6.250		04-15-23	550,000	571,313
Telecommunication services 0.8%					13,954,958
Diversified telecommunication services 0.5%
AT&T, Inc.	4.750		05-15-46	575,000	609,374
Columbus International, Inc. (S)	7.375		03-30-21	325,000	346,843
Frontier Communications Corp.	8.875		09-15-20	600,000	644,814
GCI, Inc.	6.875		04-15-25	570,000	591,375
T-Mobile USA, Inc.	6.125		01-15-22	540,000	568,688
T-Mobile USA, Inc.	6.250		04-01-21	550,000	575,438
Telecom Italia Capital SA	7.200		07-18-36	750,000	772,500
Verizon Communications, Inc.	4.400		11-01-34	630,000	667,854
Verizon Communications, Inc.	4.672		03-15-55	637,000	666,334
Verizon Communications, Inc.	4.862		08-21-46	2,000,000	2,229,516
Verizon Communications, Inc.	5.012		08-21-54	555,000	611,266
Wind Acquisition Finance SA (S)	7.375		04-23-21	600,000	597,000
Wireless telecommunication services 0.3%
CC Holdings GS V LLC	3.849		04-15-23	695,000	751,269
Comcel Trust (S)	6.875		02-06-24	550,000	572,000
Digicel Group, Ltd. (S)	8.250		09-30-20	885,000	807,563
Digicel, Ltd. (S)	6.750		03-01-23	640,000	593,280
Millicom International Cellular SA (S)	4.750		05-22-20	665,000	665,632
Millicom International Cellular SA (S)	6.625		10-15-21	450,000	469,665
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24	630,000	620,550
SBA Tower Trust (S)	3.598		04-15-43	590,000	593,997
Utilities 0.5%					7,928,285
Electric utilities 0.3%
Beaver Valley II Funding Corp.	9.000		06-01-17	6,000	6,030
Electricite de France SA (S)	3.625		10-13-25	550,000	574,496
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250		01-29-23	900,000	877,500
Empresa Electrica Angamos SA (S)	4.875		05-25-29	540,000	552,923
Israel Electric Corp., Ltd. (S)	5.625		06-21-18	620,000	657,318
Israel Electric Corp., Ltd. (S)	7.250		01-15-19	500,000	556,625
NextEra Energy Capital Holdings, Inc.	2.300		04-01-19	565,000	575,030

14SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	450,000	$501,750
Independent power and renewable electricity producers 0.2%
NRG Energy, Inc.	6.250		05-01-24	1,200,000	1,185,000
NRG Energy, Inc. (S)	6.625		01-15-27	670,000	662,463
NRG Yield Operating LLC	5.375		08-15-24	1,740,000	1,779,150
Capital preferred securities 0.1%					$2,481,794
(Cost $2,463,172)
Financials 0.1%					2,481,794
Banks 0.1%
BAC Capital Trust XIV, Series G (P)(Q)	4.000		08-04-16	1,094,000	870,824
Sovereign Capital Trust VI	7.908		06-13-36	180,000	180,712
Capital markets 0.0%
Goldman Sachs Capital II (P)(Q)	4.000		08-19-16	637,000	517,563
Insurance 0.0%
MetLife Capital Trust IV (7.875% to 12-15-32 then 3 month LIBOR + 3.960%) (S)	7.875		12-15-67	160,000	198,320
MetLife Capital Trust X (9.250% to 4-8-33 then 3 month LIBOR + 5.540%) (S)	9.250		04-08-68	500,000	714,375
Convertible bonds 0.0%					$607,950
(Cost $622,022)
Utilities 0.0%					607,950
Independent power and renewable electricity producers 0.0%
NRG Yield, Inc. (S)	3.250		06-01-20	630,000	607,950
Municipal bonds 0.1%					$842,340
(Cost $839,003)
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A1	1.467		07-01-22	839,151	842,340
Term loans (M) 0.0%					$311,856
(Cost $389,856)
Utilities 0.0%					311,856
Electric utilities 0.0%
ExGen Texas Power LLC	5.750		09-16-21	392,889	311,856
Collateralized mortgage obligations 4.3%					$74,259,283
(Cost $73,016,420)
Commercial and residential 3.9%					67,716,835
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	1.026		08-25-35	260,633	249,826
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.666		06-25-45	990,656	921,011
Series 2005-1, Class AHM (P)	2.905		06-25-45	383,325	376,999
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.110		12-13-29	835,000	852,891
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	3.035		09-15-26	560,000	557,539
Series 2014-ICTS, Class D (P) (S)	2.342		06-15-28	515,000	491,977
Series 2015-200P, Class F (P) (S)	3.716		04-14-33	690,000	641,889
BBCMS Trust
Series 2015, Class C (P) (S)	2.443		02-15-28	350,000	344,060
Series 2015-MSQ, Class D (P) (S)	4.123		09-15-22	900,000	911,564
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	3.090		03-25-35	360,452	361,903

SEE NOTES TO FUND'S INVESTMENTS15

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-5, Class A2 (P)	2.460		08-25-35	490,507	$488,704
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	1.146		01-25-35	992,888	960,436
Series 2005-5, Class 1A4 (P)	1.006		07-25-35	569,133	537,975
Series 2005-7, Class 11A1 (P)	0.986		08-25-35	708,684	670,461
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.250		10-25-34	336,781	335,700
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (P) (S)	3.463		07-05-33	1,000,000	960,664
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	2.942		08-15-29	1,430,000	1,393,230
BWAY Mortgage Trust
Series 2013-1515, Class F (P) (S)	4.058		03-10-33	1,140,000	1,097,824
Series 2015-1740, Class D (P) (S)	3.787		01-13-35	580,000	581,788
Series 2015-1740, Class XA IO (S)	1.023		01-13-35	12,045,000	574,306
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	4.124		05-15-29	800,000	763,872
Series 2015-JWRZ, Class GL2 (P) (S)	4.131		05-15-29	800,000	780,431
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.442		12-15-27	815,000	803,766
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (P) (S)	3.912		04-10-28	600,000	566,028
CGGS Commercial Mortgage Trust Series 2016-RNDA, Class DFX (S)	4.387		02-10-21	1,280,000	1,331,367
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank)
Series 2013-CR8, Class XA IO	0.686		06-10-46	10,141,798	279,101
Series 2015-CR27, Class B (P)	4.510		10-10-58	377,000	422,592
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-CR3, Class XA IO	2.254		10-15-45	6,988,218	589,624
Series 2013-300P, Class D (P) (S)	4.540		08-10-30	1,000,000	1,040,673
Series 2013-CR11, Class B (P)	5.330		10-10-46	1,600,000	1,872,881
Series 2013-CR13, Class C (P)	4.909		12-10-23	575,000	633,120
Series 2013-CR6, Class XA IO	1.625		03-10-46	6,839,423	302,038
Series 2013-LC13, Class B (P) (S)	5.009		08-10-46	755,000	867,390
Series 2014-FL4, Class D (P) (S)	2.897		07-13-31	1,040,000	1,010,939
Series 2014-TWC, Class D (P) (S)	2.685		02-13-32	740,000	726,553
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	2.585		08-13-27	1,035,000	1,018,759
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	1.901		08-15-45	3,873,570	310,862
Series 2014-CR15, Class XA IO	1.461		02-10-47	8,615,874	450,884
Series 2014-CR16, Class C (P)	5.069		04-10-47	1,110,000	1,218,962
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.850		02-10-34	760,000	762,946
Deutsche Bank Commercial Mortgage Trust (P) Series 2016-C3, Class C	3.636		09-10-49	266,000	263,859
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	0.716		06-25-34	526,668	500,040
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (P) (S)	3.495		12-15-34	360,000	362,994
Series 2015-NRF, Class EFX (P) (S)	3.495		12-15-34	1,045,000	1,023,034
GMAC Mortgage Loan Trust Series 2004-AR2, Class 3A (P)	3.240		08-19-34	395,008	382,897
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	3.935		05-15-34	1,139,000	1,120,482

16SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.658		05-10-45	15,480,222	$1,222,947
Series 2014-NEW, Class C (S)	3.790		01-10-31	340,000	345,956
Series 2015-590M, Class C (P) (S)	3.932		10-10-35	320,000	323,629
Series 2016-ICE2, Class D (P) (S)	6.192		03-15-33	1,090,000	1,092,119
Series 2016-RENT, Class D (P) (S)	4.202		02-10-29	940,000	922,606
HarborView Mortgage Loan Trust Series 2005-9, Class 2A1C (P)	0.889		06-20-35	1,020,865	910,881
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.585		07-15-29	1,015,000	981,490
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	4.186		11-05-30	632,524	633,404
Series 2013-HLT, Class DFX (S)	4.407		11-05-30	1,064,000	1,072,207
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (P) (S)	4.113		08-05-34	635,000	622,250
Impac Secured Assets CMN Owner Trust Series 2004-4, Class M2 (P)	1.256		02-25-35	605,000	556,390
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.261		07-25-35	11,875,247	926,370
Series 2005-AR8, Class AX2 IO	2.267		05-25-35	15,101,581	1,115,015
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.830		04-15-47	1,190,000	1,279,865
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.582		07-05-32	4,740,000	358,533
Series 2014-FL5, Class C (P) (S)	2.534		07-15-31	1,350,000	1,361,454
Series 2014-INN, Class F (P) (S)	4.442		06-15-29	765,000	734,292
Series 2014-PHH, Class C (P) (S)	2.535		08-15-27	1,335,000	1,320,152
Series 2015-MAR7, Class C (S)	4.490		06-05-32	1,230,000	1,244,374
Series 2015-SG, Class B (P) (S)	3.192		07-15-36	760,000	762,382
MASTR Adjustable Rate Mortgages Trust Series 2004-11, Class M2 (P)	1.546		11-25-34	825,000	800,160
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	1.904		10-25-35	748,857	724,721
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.315		02-15-46	810,000	834,353
Series 2014-C18, Class 300D	5.279		08-15-31	510,000	534,773
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (P) (S)	4.295		09-09-32	1,850,000	1,917,327
Series 2015, Class XLF1 C (P) (S)	2.635		08-14-31	905,000	902,470
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	2.896		08-25-34	653,134	646,080
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.776		05-25-35	379,009	353,933
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
Series 2005-2, Class M2 (P)	0.896		04-25-35	705,000	685,557
Series 2005-3, Class APT (P)	0.736		07-25-35	498,532	486,722
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.925		03-25-44	490,106	475,652
TMSQ Mortgage Trust Series 2011-1500, Class D (P) (S)	3.963		10-10-36	475,000	480,326
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.806		05-10-63	7,109,023	397,900
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947		12-13-29	1,044,000	1,087,343

SEE NOTES TO FUND'S INVESTMENTS17

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.736		12-25-45	508,997	$441,982
Series 2005-AR2, Class 2A1B (P)	0.816		01-25-45	227,265	205,629
Series 2005-AR2, Class 2A3 (P)	0.796		01-25-45	938,292	874,610
Series 2005-AR8, Class 2AB2 (P)	0.866		07-25-45	572,179	508,195
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710		03-18-28	1,970,000	1,942,170
Series 2013-BTC, Class E (P) (S)	3.668		04-16-35	900,000	845,562
Series 2015-LC22, Class B (P)	4.539		09-15-58	623,000	710,930
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.295		11-15-45	8,770,267	745,109
Series 2013-C16, Class B (P)	5.149		09-15-46	425,000	493,341
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (P) (S)	3.006		11-15-29	120,514	118,833
U.S. Government Agency 0.4%					6,542,448
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.296		10-25-27	685,000	687,761
Series 2015-DNA1, Class M3 (P)	3.746		10-25-27	250,000	254,997
Series 2016-DNA3, Class M2	2.670		12-25-28	330,000	333,303
Series 2016-HQA1, Class M2 (P)	3.196		09-25-28	1,255,000	1,289,645
Series 2016-HQA2, Class M2	2.694		11-25-28	400,000	405,410
Series 290, Class IO	3.500		11-15-32	4,279,038	614,234
Series K017, Class X1 IO	1.411		12-25-21	5,504,619	326,992
Series K022, Class X1 IO	1.278		07-25-22	17,652,983	1,094,960
Series K709, Class X1 IO	1.523		03-25-19	3,048,890	103,350
Series K710, Class X1 IO	1.764		05-25-19	7,615,155	310,335
Series K711, Class X1 IO	1.697		07-25-19	8,144,405	340,558
Federal National Mortgage Association Series 2012-137, Class WI IO	3.500		12-25-32	1,714,188	240,160
Government National Mortgage Association
Series 2012-114, Class IO	0.901		01-16-53	2,918,939	192,250
Series 2016-87, Class IO	1.010		08-16-58	4,150,711	348,493
Asset backed securities 5.6%					$95,729,873
(Cost $94,837,801)
Asset backed securities 5.6%					95,729,873
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	1.121		05-25-35	412,827	399,635
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	0.896		10-25-35	1,770,000	1,630,114
Ally Auto Receivables Trust
Series 2014-2, Class A4	1.840		01-15-20	1,155,000	1,167,567
Series 2015-1, Class A4	1.750		05-15-20	1,150,000	1,162,144
Ally Master Owner Trust Series 2015-3, Class A	1.630		05-15-20	1,445,000	1,449,749
American Express Credit Account Master Trust Series 2014-4, Class A	1.430		06-15-20	1,345,000	1,352,171
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	0.916		05-25-35	865,000	828,039
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	2,040,000	2,074,071
Arby's Funding LLC Series 2015-1A, Class A2 (S)	4.969		10-30-45	1,349,800	1,400,768
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.519		01-25-34	257,847	240,227

18SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2004-W6, Class M1 (P)	1.271		05-25-34	140,269	$133,724
BA Credit Card Trust Series 2015-A2, Class A	1.360		09-15-20	2,135,000	2,144,567
Bank of the West Auto Trust
Series 2014-1, Class A4 (S)	1.650		03-16-20	1,065,000	1,071,102
Series 2015-1, Class A4 (S)	1.660		09-15-20	1,090,000	1,095,641
BMW Vehicle Owner Trust Series 2016-A, Class A4	1.600		12-27-22	675,000	675,026
Cabela's Credit Card Master Note Trust Series 2016-1, Class A1	1.780		06-15-22	1,612,500	1,616,130
California Republic Auto Receivables Trust
Series 2014-4, Class A4	1.840		06-15-20	540,000	543,433
Series 2015-2, Class A4	1.750		01-15-21	950,000	954,269
Series 2016-2, Class A4	2.140		12-15-21	500,000	501,855
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5	1.600		05-17-21	1,590,000	1,602,588
Series 2016-A3, Class A3	1.340		04-15-22	2,055,000	2,054,986
CarMax Auto Owner Trust
Series 2015-2, Class A4	1.800		03-15-21	535,000	540,197
Series 2016-1, Class A4	1.880		06-15-21	600,000	606,661
Series 2016-2, Class A4	1.680		09-15-21	680,000	682,501
Chase Issuance Trust
Series 2015, Class A2A	1.590		02-18-20	1,595,000	1,607,089
Series 2015-A5, Class A	1.360		04-15-20	2,500,000	2,510,695
Series 2016-A2, Class A	1.370		06-15-21	1,495,000	1,501,469
Chrysler Capital Auto Receivables Trust Series 2014-BA, Class A4 (S)	1.760		12-16-19	570,000	572,364
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650		09-20-19	810,000	852,105
Series 2014-A8, Class A8	1.730		04-09-20	1,450,000	1,465,100
Citicorp Residential Mortgage Trust Series 2007-2, Class A6	6.265		06-25-37	304,372	313,593
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	2,007,138	2,018,769
CNH Equipment Trust
Series 2015-C, Class A3	1.660		11-16-20	1,980,000	1,991,756
Series 2016-B, Class A3	1.630		08-16-21	640,000	643,225
Countrywide Asset-Backed Certificates Trust Series 2004-10, Class AF5B	5.613		02-25-35	505,280	508,629
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	0.866		07-25-35	345,844	338,634
CSMC Trust Series 2006-CF2, Class M1 (P) (S)	0.916		05-25-36	496,372	489,671
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	1,693,563	1,738,621
Discover Card Execution Note Trust Series 2016-A1, Class A1	1.640		07-15-21	3,175,000	3,210,627
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	942,875	944,129
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	1.136		11-25-35	693,352	679,531
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (P)	1.421		12-25-34	419,953	381,395
Ford Credit Auto Owner Trust
Series 2014-1, Class B (S)	2.410		11-15-25	590,000	593,093

SEE NOTES TO FUND'S INVESTMENTS19

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2015-A, Class A4	1.640		06-15-20	645,000	$649,785
Series 2015-B, Class A4	1.580		08-15-20	935,000	940,973
Series 2016-B, Class A4	1.520		08-15-21	380,000	382,564
Ford Credit Floorplan Master Owner Trust
Series 2014-4, Class A1	1.400		08-15-19	1,820,000	1,823,354
Series 2015-1, Class A1	1.420		01-15-20	1,280,000	1,282,509
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4	1.730		06-20-19	410,000	412,425
Series 2015-2, Class A4	1.850		07-22-19	1,260,000	1,269,648
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 (S)	1.650		05-15-20	770,000	770,946
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	0.716		10-25-35	575,477	541,002
GSAA Trust Series 2005-10, Class M3 (P)	0.996		06-25-35	639,299	620,731
Hertz Vehicle Financing LLC (S) Series 2016-3, Class A	2.270		07-25-20	740,000	742,859
Home Equity Asset Trust
Series 2005-1, Class M4 (P)	1.466		05-25-35	1,345,000	1,301,297
Series 2005-3, Class M4 (P)	1.406		08-25-35	400,000	373,037
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4	1.310		10-15-20	1,960,000	1,966,061
Series 2015-2, Class A4	1.470		08-23-21	925,000	930,145
Series 2015-3, Class A4	1.560		10-18-21	1,200,000	1,210,996
Series 2016-2, Class A4	1.620		08-15-22	1,045,000	1,053,847
John Deere Owner Trust
Series 2014-B, Class A4	1.500		06-15-21	920,000	923,389
Series 2015, Class AA4	1.650		12-15-21	510,000	514,203
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A (P)	0.966		06-25-35	456,962	439,764
Series 2005-WMC1, Class M1 (P)	1.196		09-25-35	417,233	369,139
MVW Owner Trust
Series 2014-1A, Class A (S)	2.250		09-20-31	158,377	158,090
Series 2015-1A, Class A (S)	2.520		12-20-32	678,220	681,714
Nationstar Home Equity Loan Trust Series 2006-B, Class AV4 (P)	0.726		09-25-36	937,045	880,234
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	1.121		03-25-35	1,510,000	1,410,953
Series 2005-2, Class M2 (P)	0.896		06-25-35	1,720,000	1,642,868
Nissan Auto Receivables Owner Trust Series 2016-B, Class A4	1.540		10-17-22	500,000	501,992
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440		01-15-20	982,000	983,527
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934		08-25-35	1,125,000	1,129,061
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.596		09-25-36	1,043,756	995,966
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050		06-20-31	329,817	329,688
Sonic Capital LLC Series 2016-1A, Class A2 (S)	4.472		05-20-46	399,333	406,322
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.886		11-25-35	650,000	627,384
Specialty Underwriting & Residential Finance Trust Series 2006-BC 1, Class A2D (P)	0.746		12-25-36	1,100,000	1,086,641

20SEE NOTES TO FUND'S INVESTMENTS

Balanced Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	1.166		02-25-35	865,000	$829,350
Series 2005-2, Class M2 (P)	1.181		03-25-35	1,435,000	1,356,577
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	1.939		02-25-35	1,133,113	1,079,263
Structured Asset Securities Corp. Trust Series 2005-AR1, Class M1 (P)	0.876		09-25-35	460,000	441,596
SunTrust Auto Receivables Trust Series 2015-1, Class A4 (S)	1.780		01-15-21	1,250,000	1,257,929
Synchrony Credit Card Master Note Trust Series 2016-1, Class A	2.040		03-15-22	895,000	906,999
Taco Bell Funding LLC (S) Series 2016-1A, Class A2I	3.832		05-25-46	1,195,000	1,208,077
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510		02-22-39	356,417	347,421
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4	1.740		09-15-20	1,040,000	1,052,632
Series 2016-B, Class A4	1.520		08-16-21	710,000	714,815
Verizon Owner Trust (S) Series 2016-1A, Class A	1.420		01-20-21	1,010,000	1,010,253
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400		07-22-19	625,000	621,655
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371		06-15-45	2,009,813	2,015,215
Westgate Resorts LLC
Series 2013-1A, Class B (S)	3.750		08-20-25	76,029	76,100
Series 2014-1A, Class A (S)	2.150		12-20-26	1,079,126	1,064,289
Series 2014-1A, Class B (S)	3.250		12-20-26	464,024	457,208
Series 2014-AA, Class A (S)	6.250		10-20-26	215,626	214,872
Series 2015-1A, Class A (S)	2.750		05-20-27	432,555	430,189
Series 2015-2A, Class B (S)	4.000		07-20-28	759,889	761,352
Series 2016-1A, Class A (S)	3.500		12-20-28	515,203	517,569
World Omni Auto Receivables Trust Series 2016-A, Class A3	1.770		09-15-21	1,700,000	1,725,738
			Yield (%)	Shares	Value
Securities lending collateral 0.1%					$1,359,840
(Cost $1,359,935)
John Hancock Collateral Trust (W)			0.5800(Y)	135,902	1,359,840
				Par value^	Value
Short-term investments 1.2%					$20,796,000
(Cost $20,796,000)
Repurchase agreement 1.2%					20,796,000
Barclays Tri-Party Repurchase Agreement dated 7-29-16 at 0.320% to be repurchased at $19,470,519 on 8-1-16, collateralized by $14,000,000 U.S. Treasury Inflation Indexed Bond, 2.500% due 1-15-29 (valued at $19,860,047, including interest)				19,470,000	19,470,000
Repurchase Agreement with State Street Corp. dated 7-29-16 at 0.030% to be repurchased at $1,326,003 on 8-1-16, collateralized by $1,345,000 Federal National Mortgage Association, 1.985% due 9-29-21 (valued at $1,356,769, including interest)				1,326,000	1,326,000
Total investments (Cost $1,450,019,816)† 100.5%					$1,722,180,871
Other assets and liabilities, net (0.5%)					($8,450,816)
Total net assets 100.0%					$1,713,730,055

SEE NOTES TO FUND'S INVESTMENTS21

Balanced Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 7-31-16. The value of securities on loan amounted to $1,310,129.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-16.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $1,459,914,787. Net unrealized appreciation aggregated to $262,266,084, of which $305,935,196 related to appreciated investment securities and $43,669,112 related to depreciated investment securities.

22SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2016, by major security category or type:

	Total value at 7-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks	$1,084,662,724	$1,084,661,613	—	$1,111
Preferred securities	3,907,025	3,907,025	—	—
U.S. Government and Agency obligations	140,314,345	—	$140,314,345	—
Foreign government obligations	2,609,115	—	2,609,115	—
Corporate bonds	294,298,726	—	294,298,726	—
Capital preferred securities	2,481,794		2,481,794	—
Convertible bonds	607,950	—	607,950	—
Municipal bonds	842,340	—	842,340	—
Term loans	311,856	—	311,856	—
Collateralized mortgage obligations	74,259,283	—	74,259,283	—
Asset backed securities	95,729,873	—	95,729,873	—
Securities lending collateral	1,359,840	1,359,840	—	—
Short-term investments	20,796,000	—	20,796,000	—
Total investments in securities	$1,722,180,871	$1,089,928,478	$632,251,282	$1,111

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal

       23

amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       24

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	36Q3	07/16
This report is for the information of the shareholders of John Hancock Balanced Fund.		9/16

John Hancock

Fundamental Large Cap Core Fund

(Formerly known as Large Cap Equity Fund)

Quarterly portfolio holdings 7/31/16

Fund's investmentsFundamental Large Cap Core Fund (Formerly known as Large Cap Equity Fund)

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 98.6%		$3,592,331,218
(Cost $2,955,088,016)
Consumer discretionary 20.9%		761,347,974
Household durables 7.5%
Lennar Corp., Class A	2,087,175	97,679,790
NVR, Inc. (I)	50,799	86,612,295
Tempur Sealy International, Inc. (I)	1,166,127	88,194,185
Internet and catalog retail 6.5%
Amazon.com, Inc. (I)	314,578	238,704,932
Leisure products 1.4%
Polaris Industries, Inc.	526,750	52,016,563
Specialty retail 4.5%
CarMax, Inc. (I)	1,373,742	80,034,209
Lowe's Companies, Inc.	1,000,881	82,352,489
Textiles, apparel and luxury goods 1.0%
Ralph Lauren Corp.	364,497	35,753,511
Consumer staples 9.5%		344,241,148
Beverages 4.8%
Anheuser-Busch InBev NV, ADR	489,509	63,362,045
Diageo PLC, ADR	384,420	44,800,307
PepsiCo, Inc.	603,445	65,727,229
Food products 3.0%
Danone SA	825,669	63,323,594
Mead Johnson Nutrition Company	491,772	43,866,062
Household products 1.7%
The Procter & Gamble Company	737,959	63,161,911
Energy 5.9%		214,141,983
Energy equipment and services 2.3%
Schlumberger, Ltd.	1,026,814	82,679,063
Oil, gas and consumable fuels 3.6%
Apache Corp.	17,226	904,365
Brazil Ethanol, Inc. (I)(S)	500,000	5,000
Chevron Corp.	270,666	27,737,852
Exxon Mobil Corp.	580,277	51,615,639
Occidental Petroleum Corp.	685,134	51,200,064
Financials 24.3%		885,894,689
Banks 13.4%
Bank of America Corp.	10,595,310	153,526,042
CIT Group, Inc.	95,456	3,298,959
Citigroup, Inc.	3,546,184	155,358,321
JPMorgan Chase & Co.	2,246,719	143,722,614
Wells Fargo & Company	662,907	31,799,649
Capital markets 6.6%
BlackRock, Inc.	166,662	61,039,958
Morgan Stanley	1,630,841	46,854,062
T. Rowe Price Group, Inc.	729,770	51,587,441
The Goldman Sachs Group, Inc.	516,682	82,054,268
Consumer finance 1.0%
American Express Company	579,820	37,375,197

2SEE NOTES TO FUND'S INVESTMENTS

Fundamental Large Cap Core Fund (Formerly known as Large Cap Equity Fund)

	Shares	Value
Financials (continued)
Insurance 3.3%
American International Group, Inc.	1,733,176	$94,354,101
Prudential Financial, Inc.	331,041	24,924,077
Health care 7.5%		274,944,363
Biotechnology 2.6%
Amgen, Inc.	551,883	94,940,432
Health care equipment and supplies 1.8%
Medtronic PLC	766,347	67,154,988
Pharmaceuticals 3.1%
Merck & Company, Inc.	1,089,792	63,927,199
Novartis AG, ADR	587,578	48,921,744
Industrials 10.3%		374,416,950
Aerospace and defense 1.6%
United Technologies Corp.	549,899	59,196,627
Air freight and logistics 1.3%
United Parcel Service, Inc., Class B	435,180	47,042,959
Industrial conglomerates 1.8%
General Electric Company	2,039,351	63,505,390
Machinery 1.0%
Caterpillar, Inc.	454,179	37,587,854
Professional services 1.8%
IHS Markit, Ltd. (I)	1,866,557	64,844,190
Road and rail 1.7%
Union Pacific Corp.	671,221	62,457,114
Trading companies and distributors 1.1%
United Rentals, Inc. (I)	499,345	39,782,816
Information technology 20.2%		737,344,111
Communications equipment 1.5%
Cisco Systems, Inc.	1,780,450	54,357,139
Internet software and services 9.6%
Alphabet, Inc., Class A (I)	135,782	107,449,728
Alphabet, Inc., Class C (I)	73,704	56,662,898
Facebook, Inc., Class A (I)	1,514,584	187,717,541
IT services 1.0%
Visa, Inc., Class A	484,968	37,851,752
Semiconductors and semiconductor equipment 1.6%
QUALCOMM, Inc.	925,679	57,928,992
Software 0.9%
Oracle Corp.	773,715	31,753,264
Technology hardware, storage and peripherals 5.6%
Apple, Inc.	1,953,966	203,622,797

SEE NOTES TO FUND'S INVESTMENTS3

Fundamental Large Cap Core Fund (Formerly known as Large Cap Equity Fund)

	Par value^	Value
Short-term investments 0.8%		$30,972,000
(Cost $30,972,000)
Repurchase agreement 0.8%		30,972,000
Barclays Tri-Party Repurchase Agreement dated 7-29-16 at 0.320% to be repurchased at $28,998,773 on 8-1-16, collateralized by $4,775,700 U.S. Treasury Bonds, 3.000% due 5-15-45 (valued at $5,592,145, including interest) and by $11,987,900 U.S. Treasury Inflation Indexed Bonds, 3.375% due 4-15-32 (valued at $23,986,677, including interest)	28,998,000	28,998,000
Repurchase Agreement with State Street Corp. dated 7-29-16 at 0.030% to be repurchased at $1,974,005 on 8-1-16, collateralized by $2,000,000 Federal National Mortgage Association, 1.985% due 9-29-21 (valued at $2,017,500, including interest)	1,974,000	1,974,000
Total investments (Cost $2,986,060,016)† 99.4%		$3,623,303,218
Other assets and liabilities, net 0.6%		$21,014,112
Total net assets 100.0%		$3,644,317,330

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $2,990,717,544. Net unrealized appreciation aggregated to $632,585,674, of which $686,536,906 related to appreciated investment securities and $53,951,232 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2016, by major security category or type:

	Total value at 7-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$761,347,974	$761,347,974	—	—
Consumer staples	344,241,148	280,917,554	$63,323,594	—
Energy	214,141,983	214,136,983	—	$5,000
Financials	885,894,689	885,894,689	—	—
Health care	274,944,363	274,944,363	—	—
Industrials	374,416,950	374,416,950	—	—
Information technology	737,344,111	737,344,111	—	—
Short-term investments	30,972,000	—	30,972,000	—
Total investments in securities	$3,623,303,218	$3,529,002,624	$94,295,594	$5,000

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	50Q3	07/16
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund.		9/16

John Hancock

Seaport Fund

Quarterly portfolio holdings 7/31/16

Fund's investmentsSeaport Fund

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 107.9%		$754,838,557
(Cost $713,750,530)
Consumer discretionary 9.1%		64,054,394
Auto components 0.1%
Tung Thih Electronic Company, Ltd.	54,000	732,986
Automobiles 0.3%
Maruti Suzuki India, Ltd.	26,834	1,914,851
Hotels, restaurants and leisure 1.9%
Chipotle Mexican Grill, Inc. (I)	5,672	2,404,871
ClubCorp Holdings, Inc.	178,484	2,588,018
Jack in the Box, Inc. (L)	18,012	1,592,081
Panera Bread Company, Class A (I)(L)	18,524	4,062,684
Planet Fitness, Inc., Class A (I)(L)	145,525	2,983,263
Internet and catalog retail 3.7%
Amazon.com, Inc. (I)(L)	13,140	9,970,763
Expedia, Inc. (L)	44,977	5,246,567
Netflix, Inc. (I)	48,746	4,448,073
The Priceline Group, Inc. (I)(L)	3,342	4,514,407
TripAdvisor, Inc. (I)(L)	27,849	1,948,595
Media 1.9%
Comcast Corp., Class A (L)	72,817	4,896,943
DISH Network Corp., Class A (I)(L)	9,644	515,182
RAI Way SpA (S)	150,276	700,022
SES SA	136,243	2,985,520
Sky PLC	320,767	3,906,424
Specialty retail 0.9%
Dick's Sporting Goods, Inc.	71,044	3,643,847
Lowe's Companies, Inc.	32,929	2,709,398
Textiles, apparel and luxury goods 0.3%
Samsonite International SA	804,100	2,289,899
Consumer staples 3.7%		25,737,299
Beverages 1.2%
Monster Beverage Corp. (I)(L)	35,194	5,653,212
PepsiCo, Inc.	24,343	2,651,440
Food and staples retailing 1.1%
Costco Wholesale Corp. (L)	36,506	6,104,533
Walgreens Boots Alliance, Inc. (L)	19,440	1,540,620
Food products 0.9%
Cranswick PLC	15,003	464,249
Greencore Group PLC	755,423	3,273,830
Post Holdings, Inc. (I)	28,816	2,497,483
Personal products 0.5%
Hypermarcas SA	129,100	1,092,954
LG Household & Health Care, Ltd.	2,730	2,458,978
Energy 3.0%		20,823,010
Oil, gas and consumable fuels 3.0%
Cimarex Energy Company	2,100	252,042
Concho Resources, Inc. (I)	1,990	247,158
EOG Resources, Inc. (L)	46,414	3,792,024

2SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petroleo Brasileiro SA, ADR (I)	319,763	$2,775,543
Pioneer Natural Resources Company (L)	38,352	6,234,885
QEP Resources, Inc.	73,784	1,342,869
Seven Generations Energy, Ltd. (I)	14,400	300,981
Synergy Resources Corp. (I)	64,240	418,202
Viper Energy Partners LP	341,420	5,459,306
Financials 24.0%		167,826,301
Banks 8.4%
Banca Popolare dell'Emilia Romagna SC	314,411	1,293,505
Bank Central Asia Tbk PT	1,578,000	1,743,942
Bank of America Corp. (L)	169,622	2,457,823
Bank of the Ozarks, Inc.	128,092	4,610,031
BankUnited, Inc.	42,902	1,287,918
BNP Paribas SA	40,073	1,987,792
Canadian Imperial Bank of Commerce	23,500	1,785,291
Citigroup, Inc. (L)	80,039	3,506,509
FCB Financial Holdings, Inc., Class A (I)(L)	46,436	1,623,867
First Republic Bank (L)	43,828	3,141,153
HDFC Bank, Ltd.	141,127	3,098,505
ICICI Bank, Ltd., ADR (L)	427,628	3,241,420
ING Groep NV (I)	114,115	1,275,806
Itau Unibanco Holding SA, ADR	313,587	3,276,984
Metro Bank PLC (I)	198,207	5,435,345
Mitsubishi UFJ Financial Group, Inc.	299,100	1,512,107
Sberbank of Russia PJSC, ADR	343,400	3,039,090
The PNC Financial Services Group, Inc. (L)	98,022	8,101,518
Wells Fargo & Company (L)	131,469	6,306,568
Capital markets 3.0%
Amundi SA (S)	47,409	2,074,169
Anima Holding SpA (S)	948,289	4,760,098
Banca Generali SpA	75,236	1,557,501
Evercore Partners, Inc., Class A (L)	38,076	1,929,311
Fairfax India Holdings Corp. (S)(I)	248,300	2,497,898
Invesco, Ltd.	79,401	2,316,921
Legg Mason, Inc.	96,831	3,305,810
Oaktree Capital Group LLC	25,340	1,176,283
Silver Run Acquisition Corp. (I)	92,940	1,157,103
Consumer finance 1.3%
Capital One Financial Corp.	48,715	3,267,802
OneMain Holdings, Inc. (I)(L)	123,655	3,566,210
Santander Consumer USA Holdings, Inc. (I)(L)	160,500	1,763,895
Synchrony Financial (I)(L)	16,087	448,506
Diversified financial services 1.3%
Cerved Information Solutions SpA	408,090	3,424,912
Intercontinental Exchange, Inc. (L)	9,776	2,582,819
MSCI, Inc.	14,148	1,217,294
S&P Global, Inc.	17,099	2,089,498
Insurance 4.5%
Ageas	48,729	1,638,206
AIA Group, Ltd.	247,400	1,541,102

SEE NOTES TO FUND'S INVESTMENTS3

Seaport Fund

	Shares	Value
Financials (continued)
Insurance (continued)
American International Group, Inc. (L)	154,390	$8,404,992
Assured Guaranty, Ltd. (L)	181,015	4,849,392
Aviva PLC	322,034	1,658,326
Fairfax Financial Holdings, Ltd.	2,400	1,286,734
PICC Property & Casualty Company, Ltd., H Shares	2,116,000	3,297,076
Principal Financial Group, Inc.	29,928	1,395,543
Prudential Financial, Inc. (L)	16,438	1,237,617
The Hartford Financial Services Group, Inc. (L)	48,818	1,945,397
Tokio Marine Holdings, Inc.	42,600	1,648,928
Willis Towers Watson PLC (L)	3,523	435,513
XL Group, Ltd.	56,883	1,968,721
Real estate investment trusts 4.0%
American Tower Corp. (L)	68,696	7,952,936
Beni Stabili SpA SIIQ (I)	901,473	590,341
Equinix, Inc.	8,455	3,152,616
Forest City Realty Trust, Inc., Class A (L)	151,459	3,582,005
Grivalia Properties REIC AE	204,870	1,595,328
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	36,103	811,956
Hibernia REIT PLC	438,721	667,438
Immobiliare Grande Distribuzione	381,441	333,021
Irish Residential Properties REIT PLC	828,535	1,047,412
Kennedy Wilson Europe Real Estate PLC	550,089	7,236,970
Merlin Properties Socimi SA	107,676	1,233,608
Real estate management and development 1.2%
BR Malls Participacoes SA (I)	781,970	3,390,852
Kennedy-Wilson Holdings, Inc. (L)	243,936	5,134,853
Thrifts and mortgage finance 0.3%
MGIC Investment Corp. (I)(L)	268,180	1,928,214
Health care 31.4%		219,840,264
Biotechnology 9.5%
Actelion, Ltd. (I)	4,818	853,420
Aduro Biotech, Inc. (I)	52,400	769,232
Alder Biopharmaceuticals, Inc. (I)(L)	62,550	2,007,855
Alkermes PLC (I)(L)	85,481	4,265,502
Alnylam Pharmaceuticals, Inc. (I)(L)	21,710	1,478,017
Amgen, Inc. (L)	12,760	2,195,103
Arena Pharmaceuticals, Inc. (I)(L)	97,062	162,094
ARIAD Pharmaceuticals, Inc. (I)	143,400	1,363,734
Biogen, Inc. (I)	4,210	1,220,605
Bluebird Bio, Inc. (I)(L)	38,820	2,219,728
Celgene Corp. (I)(L)	28,150	3,158,149
Cepheid, Inc. (I)	14,800	522,884
Coherus Biosciences, Inc. (I)	47,490	1,205,771
Five Prime Therapeutics, Inc. (I)	23,004	1,166,073
Galapagos NV (I)	65,441	3,579,607
Genmab A/S (I)	16,844	3,053,966
Genus PLC	32,237	776,769
Gilead Sciences, Inc. (L)	13,250	1,052,978
Global Blood Therapeutics, Inc. (I)	73,650	1,316,862
Incyte Corp. (I)(L)	80,968	7,304,123

4SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

	Shares	Value
Health care (continued)
Biotechnology (continued)
Innate Pharma SA (I)	43,684	$522,015
Invitae Corp. (I)(L)	73,222	642,157
Ironwood Pharmaceuticals, Inc. (I)(L)	112,727	1,592,833
Karyopharm Therapeutics, Inc. (I)(L)	95,990	708,406
Novavax, Inc. (I)(L)	274,440	2,008,901
Otonomy, Inc. (I)	68,079	977,614
Portola Pharmaceuticals, Inc. (I)(L)	118,802	3,084,100
Prothena Corp. PLC (I)(L)	44,049	2,424,897
PTC Therapeutics, Inc. (I)(L)	52,771	315,043
Regeneron Pharmaceuticals, Inc. (I)(L)	13,605	5,783,758
Regulus Therapeutics, Inc. (I)	117,200	418,404
TESARO, Inc. (I)(L)	44,630	4,161,301
Ultragenyx Pharmaceutical, Inc. (I)(L)	47,360	2,996,941
Vertex Pharmaceuticals, Inc. (I)(L)	15,177	1,472,169
Health care equipment and supplies 6.1%
Abbott Laboratories	14,750	660,063
Align Technology, Inc. (I)	35,235	3,141,200
AtriCure, Inc. (I)(L)	121,095	1,839,433
Baxter International, Inc.	34,239	1,644,157
Becton, Dickinson and Company (L)	33,054	5,817,504
BioMerieux SA	5,891	814,446
Boston Scientific Corp. (I)(L)	141,630	3,438,776
Cardiovascular Systems, Inc. (I)(L)	67,267	1,319,106
ConforMIS, Inc. (I)(L)	185,094	1,290,105
DexCom, Inc. (I)(L)	50,463	4,654,202
Endologix, Inc. (I)(L)	29,819	420,746
Glaukos Corp. (I)	18,710	654,102
Globus Medical, Inc., Class A (I)	48,794	1,119,822
HeartWare International, Inc. (I)(L)	10,550	611,267
Hologic, Inc. (I)	91,571	3,524,568
Insulet Corp. (I)(L)	77,436	2,740,460
K2M Group Holdings, Inc. (I)	44,878	752,155
Medtronic PLC	42,639	3,736,456
Olympus Corp.	8,830	304,704
Quidel Corp. (I)(L)	19,968	455,270
St. Jude Medical, Inc.	6,120	508,205
Stryker Corp. (L)	8,440	981,403
Teleflex, Inc.	3,212	579,156
The Spectranetics Corp. (I)(L)	71,893	1,666,480
Health care providers and services 5.2%
Acadia Healthcare Company, Inc. (I)(L)	53,219	3,006,874
Accretive Health, Inc. (I)(L)	293,610	584,284
Aetna, Inc.	10,097	1,163,275
Anthem, Inc.	2,900	380,886
Cardinal Health, Inc.	19,140	1,600,104
Cigna Corp.	33,183	4,279,280
Community Health Systems, Inc. (I)(L)	21,600	275,832
Envision Healthcare Holdings, Inc. (I)(L)	96,304	2,368,115
HCA Holdings, Inc. (I)(L)	40,867	3,152,072
LifePoint Health, Inc. (I)(L)	10,890	644,470
McKesson Corp. (L)	24,210	4,710,298

SEE NOTES TO FUND'S INVESTMENTS5

Seaport Fund

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Phoenix Healthcare Group Company, Ltd.	568,500	$842,076
Qualicorp SA	52,550	348,453
Siloam International Hospitals Tbk PT (I)	612,700	457,833
Team Health Holdings, Inc. (I)(L)	77,040	3,146,314
Teladoc, Inc. (I)(L)	47,195	823,081
UnitedHealth Group, Inc. (L)	33,207	4,755,242
Universal Health Services, Inc., Class B (L)	17,264	2,236,206
WellCare Health Plans, Inc. (I)(L)	14,742	1,574,446
Health care technology 1.4%
Allscripts Healthcare Solutions, Inc. (I)(L)	56,620	799,474
athenahealth, Inc. (I)(L)	12,877	1,645,552
Castlight Health, Inc., B Shares (I)	90,212	336,491
Cerner Corp. (I)(L)	42,090	2,625,995
IMS Health Holdings, Inc. (I)(L)	17,540	526,551
Veeva Systems, Inc., Class A (I)(L)	97,694	3,711,395
Life sciences tools and services 0.5%
Bio-Techne Corp.	3,647	409,996
ICON PLC (I)	11,520	894,758
Patheon NV (I)	32,800	848,208
Tecan Group AG	5,911	949,961
Thermo Fisher Scientific, Inc.	2,920	463,813
Pharmaceuticals 8.7%
Aerie Pharmaceuticals, Inc. (I)(L)	70,126	1,216,686
Allergan PLC (I)	40,426	10,225,757
AstraZeneca PLC	80,202	5,369,378
Bristol-Myers Squibb Company (L)	175,540	13,132,147
Chugai Pharmaceutical Company, Ltd.	21,945	820,116
Dyax Corp. (I)	107,720	289,767
Eisai Company, Ltd.	75,305	4,403,193
Eli Lilly & Company (L)	19,875	1,647,439
Hikma Pharmaceuticals PLC	29,091	1,012,968
Intersect ENT, Inc. (I)	77,070	1,220,789
Kyowa Hakko Kirin Company, Ltd.	33,200	580,063
Merck & Company, Inc. (L)	27,450	1,610,217
Mylan NV (I)(L)	68,630	3,211,198
Ocular Therapeutix, Inc. (I)(L)	125,250	547,343
Ono Pharmaceutical Company, Ltd.	124,300	4,470,805
Relypsa, Inc. (I)(L)	31,680	1,011,859
Revance Therapeutics, Inc. (I)(L)	89,550	1,208,030
Roche Holding AG	8,973	2,290,519
Shionogi & Company, Ltd.	20,760	1,076,776
Sino Biopharmaceutical, Ltd.	1,154,355	773,357
Tetraphase Pharmaceuticals, Inc. (I)(L)	117,130	470,863
Teva Pharmaceutical Industries, Ltd., ADR	10,150	543,025
The Medicines Company (I)(L)	51,135	1,999,890
UCB SA	21,624	1,691,947
Industrials 7.8%		54,971,525
Building products 0.7%
Advanced Drainage Systems, Inc.	109,025	2,912,058
Fortune Brands Home & Security, Inc. (L)	34,529	2,184,650

6SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

	Shares	Value
Industrials (continued)
Commercial services and supplies 0.6%
Atento SA (I)(L)	199,365	$2,005,612
Edenred	33,682	764,105
Spotless Group Holdings, Ltd.	353,722	321,278
West Corp. (L)	37,772	835,139
Construction and engineering 0.2%
China Machinery Engineering Corp., H Shares	2,242,000	1,405,554
Machinery 0.9%
The Middleby Corp. (I)(L)	51,546	6,205,107
Marine 1.1%
Irish Continental Group PLC	1,114,542	5,880,437
Kirby Corp. (I)(L)	38,195	2,081,246
Professional services 3.1%
Equifax, Inc. (L)	19,017	2,518,992
Experian PLC	125,751	2,459,756
FTI Consulting, Inc. (I)(L)	22,782	975,981
Huron Consulting Group, Inc. (I)(L)	66,322	4,076,813
IHS Markit, Ltd. (I)	46,613	1,619,336
ManpowerGroup, Inc. (L)	21,455	1,488,977
Robert Half International, Inc. (L)	30,268	1,105,993
SThree PLC	75,772	257,838
TransUnion (I)(L)	69,848	2,285,427
TriNet Group, Inc. (I)(L)	86,004	1,865,427
WageWorks, Inc. (I)(L)	47,119	2,912,425
Road and rail 0.2%
Knight Transportation, Inc.	31,100	927,713
Swift Transportation Company (I)	28,300	544,775
Trading companies and distributors 1.0%
AerCap Holdings NV (I)(L)	146,701	5,356,054
WESCO International, Inc. (I)(L)	35,537	1,980,832
Information technology 25.5%		178,162,355
Communications equipment 0.7%
Arista Networks, Inc. (I)(L)	8,346	594,819
Lumentum Holdings, Inc. (I)(L)	28,152	851,598
Nokia OYJ	391,253	2,257,333
Oclaro, Inc. (I)(L)	147,149	843,164
Electronic equipment, instruments and components 0.7%
Coherent, Inc. (I)(L)	9,414	998,355
Largan Precision Company, Ltd.	7,000	752,557
VeriFone Systems, Inc. (I)(L)	158,310	3,033,220
Internet software and services 6.9%
58.com, Inc., ADR (I)	4,800	249,648
Akamai Technologies, Inc. (I)(L)	45,094	2,278,600
Alibaba Group Holding, Ltd., ADR (I)(L)	82,487	6,803,528
Alphabet, Inc., Class A (I)(L)	1,953	1,545,487
Alphabet, Inc., Class C (I)(L)	9,380	7,211,250
Benefitfocus, Inc. (I)(L)	29,115	1,251,945
CoStar Group, Inc. (I)(L)	30,905	6,425,150
eBay, Inc. (I)(L)	20,318	633,109
Envestnet, Inc. (I)	48,700	1,858,879

SEE NOTES TO FUND'S INVESTMENTS7

Seaport Fund

	Shares	Value
Information technology (continued)
Internet software and services (continued)
Everyday Health, Inc. (I)(L)	70,850	$578,136
Facebook, Inc., Class A (I)(L)	65,233	8,084,978
GoDaddy, Inc., Class A (I)	111,727	3,342,872
NAVER Corp.	491	311,532
Tencent Holdings, Ltd.	213,800	5,163,938
VeriSign, Inc. (I)(L)	19,789	1,713,925
Zillow Group, Inc., Class A (I)(L)	7,381	290,885
Zillow Group, Inc., Class C (I)(L)	20,113	789,435
IT services 8.5%
Accenture PLC, Class A (L)	19,597	2,210,738
Alliance Data Systems Corp. (I)(L)	21,921	5,077,342
Automatic Data Processing, Inc. (L)	49,262	4,381,855
Cardtronics PLC, Class A (I)(L)	53,653	2,360,195
Cognizant Technology Solutions Corp., Class A (I)(L)	44,675	2,568,366
DST Systems, Inc. (L)	4,900	604,317
EPAM Systems, Inc. (I)(L)	24,674	1,733,102
EVERTEC, Inc. (L)	68,247	1,173,848
ExlService Holdings, Inc. (I)(L)	105,204	5,208,650
Gartner, Inc. (I)(L)	4,432	444,308
Genpact, Ltd. (I)(L)	220,100	5,892,077
Global Payments, Inc. (L)	94,819	7,079,187
MasterCard, Inc., Class A (L)	12,498	1,190,310
PayPal Holdings, Inc. (I)(L)	73,120	2,722,989
Syntel, Inc. (I)(L)	20,905	947,206
Total System Services, Inc.	11,200	570,304
Vantiv, Inc., Class A (I)(L)	42,611	2,333,804
Visa, Inc., Class A (L)	103,276	8,060,692
WEX, Inc. (I)(L)	47,541	4,453,641
WNS Holdings, Ltd., ADR (I)	15,400	432,278
Worldpay Group PLC (S)(I)	78,788	305,625
Semiconductors and semiconductor equipment 2.0%
Acacia Communications, Inc. (I)(L)	10,506	683,205
Advanced Semiconductor Engineering, Inc.	307,000	362,411
Applied Materials, Inc. (L)	83,759	2,202,024
Broadcom, Ltd. (L)	11,441	1,853,213
First Solar, Inc. (I)(L)	23,139	1,080,129
Intersil Corp., Class A (L)	57,400	877,072
Lam Research Corp. (L)	10,854	974,364
Mellanox Technologies, Ltd. (I)	33,459	1,478,219
Microchip Technology, Inc. (L)	22,039	1,226,250
NXP Semiconductors NV (I)(L)	3,083	259,249
Silicon Motion Technology Corp., ADR (L)	17,390	899,063
Siltronic AG (I)	2,563	44,706
SunEdison Semiconductor, Ltd. (I)(L)	49,139	316,947
Taiwan Semiconductor Manufacturing Company, Ltd., ADR (L)	45,470	1,263,157
Ultratech, Inc. (I)	12,590	307,700
Win Semiconductors Corp.	222,000	407,553
Software 4.9%
Activision Blizzard, Inc. (L)	13,713	550,714
Adobe Systems, Inc. (I)(L)	10,292	1,007,175
Guidewire Software, Inc. (I)(L)	29,129	1,790,560

8SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

	Shares	Value
Information technology (continued)
Software (continued)
HubSpot, Inc. (I)(L)	8,347	$455,663
Intuit, Inc. (L)	13,699	1,520,452
Microsoft Corp. (L)	33,405	1,893,395
Mobileye NV (I)(L)	17,829	854,187
Paylocity Holding Corp. (I)	70,292	3,137,835
Red Hat, Inc. (I)(L)	7,600	572,204
salesforce.com, Inc. (I)(L)	20,150	1,648,270
ServiceNow, Inc. (I)(L)	5,745	430,415
SS&C Technologies Holdings, Inc. (L)	297,643	9,590,057
Verint Systems, Inc. (I)(L)	39,487	1,392,706
Workday, Inc., Class A (I)(L)	81,021	6,752,290
Zendesk, Inc. (I)	82,190	2,485,426
Technology hardware, storage and peripherals 1.8%
Catcher Technology Company, Ltd., GDR	15,307	533,602
Pure Storage, Inc., Class A (I)(L)	137,506	1,732,576
Samsung Electronics Company, Ltd.	4,916	6,764,304
Seagate Technology PLC (L)	99,909	3,200,085
Materials 1.8%		12,322,255
Chemicals 0.5%
Platform Specialty Products Corp. (I)(L)	351,362	3,232,530
Construction materials 1.0%
Buzzi Unicem SpA	145,410	2,918,415
Headwaters, Inc. (I)(L)	189,575	3,770,647
LafargeHolcim, Ltd. (I)	12,172	578,790
Containers and packaging 0.3%
Ball Corp.	25,780	1,821,873
Telecommunication services 0.4%		2,727,615
Diversified telecommunication services 0.2%
Cellnex Telecom SAU (S)	33,670	595,969
Infrastrutture Wireless Italiane SpA (S)	99,187	496,353
Wireless telecommunication services 0.2%
NTT DOCOMO, Inc.	60,200	1,635,293
Utilities 1.2%		8,373,539
Electric utilities 0.7%
Avangrid, Inc.	13,620	614,807
Enersis Chile SA	104,530	600,002
Enersis SA, ADR	35,810	310,831
Power Assets Holdings, Ltd.	234,000	2,293,876
Power Grid Corp. of India, Ltd.	526,928	1,386,273
Gas utilities 0.1%
ENN Energy Holdings, Ltd.	148,000	706,809
Multi-utilities 0.3%
E.ON SE	186,093	1,995,823
Water utilities 0.1%
Cia de Saneamento de Minas Gerais-COPASA	45,700	465,118

SEE NOTES TO FUND'S INVESTMENTS9

Seaport Fund

	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 2.9%					$20,107,303
(Cost $20,420,407)
Energy 2.7%					18,987,763
Energy equipment and services 0.7%
Bristow Group, Inc.	6.250		10-15-22	2,125,000	1,508,750
Calfrac Holdings LP	7.500		12-01-20	4,700,000	2,984,500
Ensco PLC	4.700		03-15-21	863,000	733,550
Oil, gas and consumable fuels 2.0%
Continental Resources, Inc.	5.000		09-15-22	2,225,000	2,080,375
DCP Midstream Operating LP	3.875		03-15-23	2,200,000	2,073,500
Hess Corp.	5.600		02-15-41	1,975,000	1,915,302
Marathon Oil Corp.	3.850		06-01-25	2,175,000	1,974,393
Petrobras Global Finance BV	6.875		01-20-40	3,650,000	3,023,843
Sunoco Logistics Partners Operations LP	5.350		05-15-45	2,650,000	2,693,550
Telecommunication services 0.2%					1,119,540
Wireless telecommunication services 0.2%
Sprint Capital Corp.	8.750		03-15-32	1,191,000	1,119,540
				Shares	Value
Preferred securities 0.3%					$1,872,986
(Cost $1,742,162)
Energy 0.2%					1,269,803
WPX Energy, Inc., 6.250%				25,310	1,269,803
Utilities 0.1%					603,183
Cia Energetica de Sao Paulo, B Shares				140,500	603,183
				Shares/Par	Value
Purchased options 0.3%					$1,907,305
(Cost $3,617,405)
Call options 0.1%					665,874
Exchange Traded Option on Bank of America Corp. (Expiration Date: 11-18-16; Strike Price: $16.00) (I)				440,000	118,800
Exchange Traded Option on Citigroup, Inc. (Expiration Date: 11-18-16; Strike Price: $50.00) (I)				190,200	89,394
Exchange Traded Option on Comerica, Inc. (Expiration Date: 1-20-17; Strike Price: $45.00) (I)				40,400	150,490
Exchange Traded Option on iShares 20 year Treasury Bond ETF (Expiration Date: 9-16-16; Strike Price: $140.00) (I)				61,300	199,225
Exchange Traded Option on SPDR S&P Oil & Gas Exploration ETF (Expiration Date: 12-16-16; Strike Price: $ 22.00) (I)				332,200	107,965
Put options 0.2%					1,241,431
Exchange Traded Option on iShares MSCI EAFE ETF (Expiration Date: 1-20-17; Strike Price: $52.00) (I)				371,600	406,902
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 9-16-16; Strike Price: $99.00) (I)				142,500	18,525
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 9-16-16; Strike Price: $112.00) (I)				55,500	36,353
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 10-21-16; Strike Price: $116.00) (I)				56,300	127,801
Exchange Traded Option on iShares Russell 2000 ETF(Expiration Date: 12-16-16; Strike Price: $114.00) (I)				55,300	190,254
Exchange Traded Option on S&P 500 Index (Expiration Date: 8-19-16; Strike Price: $1,975.00) (I)				7,000	5,950
Exchange Traded Option on S&P 500 Index (Expiration Date: 9-16-16; Strike Price: $1,985.00) (I)				6,900	37,605
Exchange Traded Option on S&P 500 Index (Expiration Date: 9-16-16; Strike Price: $2,005.00) (I)				4,500	29,250
Exchange Traded Option on S&P 500 Index (Expiration Date: 9-16-16; Strike Price: $2,100.00) (I)				8,000	128,800
Exchange Traded Option on SPDR S&P Oil & Gas Exploration ETF (Expiration Date: 9-16-16; Strike Price: $33.00) (I)				174,400	218,872
Over the Counter Option on EURO STOXX 50 Price (Expiration Date: 1-20-17; Strike Price: EUR 2,399.39; Counterparty: JPMorgan Chase & Co.) (I)				387	15,867
Over the Counter Option on EURO STOXX 50 Price (Expiration Date: 1-20-17; Strike Price: EUR 2,428.69; Counterparty: Credit Suisse International) (I)				386	17,147
Over the Counter Option on KOSPI 200 Index (Expiration Date: 1-12-17; Strike Price: KRW 171.29; Counterparty: Goldman Sachs & Company) (I)				10,940,690	3,513

10SEE NOTES TO FUND'S INVESTMENTS

Seaport Fund

			Shares/Par	Value
Put options (continued)
	Over the Counter Option on KOSPI 200 Index (Expiration Date: 1-12-17; Strike Price: KRW 171.29; Counterparty: JP Morgan Chase & Co.) (I)		14,302,675	$4,592
	Yield (%	)	Shares	Value
Short-term investments 5.3%				$37,073,050
(Cost $37,073,050)
Money market funds 5.3%				37,073,050
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2482(Y	)	37,073,050	37,073,050
Total investments (Cost $776,603,554)† 116.7%				$815,799,201
Other assets and liabilities, net (16.7%)*				($116,600,768)
Total net assets 100.0%				$699,198,433
			Shares	Value
Investments sold short (55.5)%
(Proceeds received $379,201,373)
Exchange-traded funds
	Consumer Discretionary Select Sector SPDR Fund		(41,097)	($3,354,748)
	Consumer Staples Select Sector SPDR Fund		(63,300)	(3,461,877)
	Financial Select Sector SPDR Fund		(1,464,592)	(34,622,955)
	First Trust NASDAQ Global Auto Index Fund		(33,010)	(1,094,282)
	Health Care Select Sector SPDR Fund		(191,035)	(14,375,384)
	iShares Core S&P Small-Cap ETF		(50,678)	(6,183,223)
	iShares MSCI Emerging Markets ETF		(27,658)	(1,002,049)
	iShares MSCI Japan ETF		(347,397)	(4,189,608)
	iShares MSCI Mexico Capped ETF		(42,907)	(2,132,049)
	iShares Nasdaq Biotechnology ETF		(50,070)	(14,492,261)
	iShares North American Tech ETF		(20,437)	(2,415,449)
	iShares North American Tech-Multimedia Networking ETF		(150,682)	(5,597,836)
	iShares North American Tech-Software ETF		(37,793)	(4,167,434)
	iShares PHLX Semiconductor ETF		(26,574)	(2,763,696)
	iShares Russell 2000 ETF		(312,003)	(37,780,443)
	iShares Russell 2000 Growth ETF		(95,049)	(13,827,729)
	iShares Russell Mid-Cap Growth ETF		(124,287)	(12,167,697)
	iShares S&P 500 Growth ETF		(35,988)	(4,389,096)
	iShares S&P Small-Cap 600 Growth ETF		(18,474)	(2,488,448)
	iShares Transportation Average ETF		(20,682)	(2,911,405)
	iShares US Consumer Goods ETF		(30,629)	(3,581,449)
	iShares US Medical Devices ETF		(2,410)	(346,799)
	iShares US Technology ETF		(21,209)	(2,420,583)
	iShares US Telecommunications ETF		(60,581)	(2,088,227)
	PowerShares Dynamic Media Portfolio		(196,244)	(4,982,557)
	PowerShares Dynamic Retail Portfolio		(88,143)	(3,192,539)
	PowerShares QQQ Trust Series 1		(107,081)	(12,338,944)
	PureFunds ISE Cyber Security ETF		(231,564)	(6,004,455)
	SPDR S&P 500 ETF Trust		(90,621)	(19,678,350)
	SPDR S&P Biotech ETF		(506,020)	(31,423,842)
	SPDR S&P Metals & Mining ETF		(75,603)	(2,193,999)
	SPDR S&P MidCap 400 ETF Trust		(14,759)	(4,188,309)
	SPDR S&P Pharmaceuticals ETF		(127,430)	(5,857,957)
	SPDR S&P Regional Banking ETF		(749,343)	(30,048,654)
	SPDR S&P Retail ETF		(437,830)	(19,741,755)
	SPDR S&P Transportation ETF		(96,662)	(4,507,349)

SEE NOTES TO FUND'S INVESTMENTS11

Seaport Fund

	Shares	Value
Exchange-traded funds
Utilities Select Sector SPDR Fund	(14,900)	($776,588)
VanEck Vectors Agribusiness ETF	(22,260)	(1,093,634)
Vanguard Consumer Staples ETF	(25,056)	(3,525,630)
Vanguard FTSE Developed Markets ETF	(1,375,347)	(50,654,030)
Vanguard FTSE Europe ETF	(69,020)	(3,332,976)
Vanguard Small-Cap Growth ETF	(22,848)	(2,983,034)
Total investments sold short (Proceeds received $379,201,373)		($388,379,329)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
EUR	Euro
KRW	Korean Won
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(I)	Non-income producing security.
(L)	A portion of this security is segregated at the custodian as collateral for securities sold short. At 7-31-16, the value segregated was $244,228,321.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-16.
*	Includes investments sold short.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $786,383,077. Net unrealized appreciation aggregated to $29,416,124, of which $69,243,988 related to appreciated investment securities and $39,827,864 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 7-31-16:

United States	77.8
Ireland	4.6
United Kingdom	4.4
China	2.6
Japan	2.4
Italy	2.3
Brazil	2.1
India	1.4
South Korea	1.4
Belgium	1.0
Total	100.0

12SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds sold short, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2016, by major security category or type:

	Total value at 7-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$64,054,394	$51,524,692	$12,529,702	—
Consumer staples	25,737,299	19,540,242	6,197,057	—
Energy	20,823,010	20,823,010	—	—
Financials	167,826,301	117,174,863	50,651,438	—
Health care	219,840,264	184,906,578	34,643,919	$289,767
Industrials	54,971,525	43,882,557	11,088,968	—
Information technology	178,162,355	161,258,794	16,903,561	—
Materials	12,322,255	8,825,050	3,497,205	—
Telecommunication services	2,727,615	—	2,727,615	—
Utilities	8,373,539	1,990,758	6,382,781	—
Corporate bonds	20,107,303	—	20,107,303	—
Preferred securities	1,872,986	1,872,986	—	—
Purchased options	1,907,305	1,866,186	41,119	—
Short-term investments	37,073,050	37,073,050	—	—

       13

	Total value at 7-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total investments in securities	$815,799,201	$650,738,766	$164,770,668	$289,767
Investments sold short and other financial instruments:
Exchange-traded funds	($388,379,329)	($388,379,329)	—	—
Futures	173,876	173,876	—	—
Forward foreign currency contracts	(35,703)	—	($35,703)	—
Written options	(505,588)	(505,588)	—	—
Total return swaps	24,789	—	24,789	—

Securities sold short. The fund may sell securities short or maintain a short position in anticipation of the decline in the market value of that security (a short sale), including securities that the fund does not own. To complete the short sale, the fund must borrow the security to make delivery to the buyer. The fund is required to pay the lender any dividends or interest, which accrues during the period of the loan.

The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price of the security at replacement may differ from the price at which the security was sold. The fund will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the fund replaces the borrowed security. This loss may be unlimited. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

The fund has an agreement with a prime broker in order to execute its short sales strategy. The usage of a prime broker involves counterparty risk, including the risk that a prime broker may default on its obligation and that the fund may lose its collateral deposit or short sale proceeds. The fund incurs expenses as a result of executing the short sale strategy and the maintenance of any margin, as required by the prime brokerage agreement.

The proceeds of the short sale may be retained by the broker to meet margin requirements or the fund may reinvest short sale proceeds. Because the fund may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. The fund is required to segregate cash or securities with its custodian, so that the amount segregated plus the amount retained by the broker is at least equal to the current value of the securities sold short. At July 31, 2016, the fund had cash collateral held at the broker for securities sold short in the amount of $221,486,262. In addition, at July 31, 2016, the fund had segregated securities at the custodian with market value of $244,228,321 as shown in the Fund's investments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended July 31, 2016, the fund used futures contracts to manage against anticipated changes in securities markets.The following table summarizes the contracts held at July 31, 2016.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
CBOE Volatility Index Futures	74	Long	Nov 2016	$1,458,313	$1,348,650	($109,663)
CBOE Volatility Index Futures	44	Short	Aug 2016	(891,839)	(608,300)	283,539
						$173,876

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

       14

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended July, 31, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at July, 31, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	832,000	USD	621,687	Bank of America, N.A.	8/31/2016	$10,029	—	$10,029
AUD	833,000	USD	622,326	BNP Paribas SA	8/31/2016	10,150	—	10,150
JPY	435,058,000	USD	4,113,790	Credit Suisse International	8/31/2016	154,170	—	154,170
JPY	323,994,000	USD	3,056,366	Bank of America, N.A.	9/21/2016	124,894	—	124,894
SGD	330,000	USD	242,469	Standard Chartered Bank	8/31/2016	3,615	—	3,615
USD	4,973,898	CNY	33,442,000	Standard Chartered Bank	9/21/2016	—	($43,564)	(43,564)
USD	8,365,500	EUR	7,605,000	State Street Bank and Trust Company	8/31/2016	—	(146,279)	(146,279)
USD	4,931,659	EUR	4,442,000	JPMorgan Chase Bank N.A.	9/21/2016	—	(44,770)	(44,770)
USD	6,576,770	GBP	5,025,000	Citibank N.A.	8/31/2016	—	(76,559)	(76,559)
USD	3,153,871	JPY	323,994,000	Bank of America, N.A.	9/21/2016	—	(27,389)	(27,389)
						$302,858	($338,561)	($35,703)

Currency abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CNY	Chinese Yuan Renminbi	SGD	Singapore Dollar
EUR	Euro	USD	U.S. Dollar
GBP	Pound Sterling

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended July, 31, 2016, the fund used purchased options to manage against anticipated changes in securities markets, gain exposure to certain securities markets and as a substitute for securities purchased.

During the period ended July, 31, 2016, the fund wrote option contracts to manage against anticipated changes in securities markets, gain exposure to certain securities markets and as a substitute for securities purchased. The following tables summarize the fund's written options activities during the period ended July, 31, 2016 and the contracts held at July, 31, 2016.

	Number of contracts*	KRW Notional amount*	Premiums received
Outstanding, beginning of period	14,147	—	$600,478
Options written	21,311	159,247,356	3,168,002
Option closed	(30,131)		(2,316,893)
Options exercised	(1,000)		(128,206)
Options expired	(703)	(159,247,356)	(577,394)
Outstanding, end of period	3,624	—	$745,987

*The amounts for options on securities and index options represent number of contracts. The amounts for OTC index options represent notional amount.

Options on securities

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Pioneer Natural Resources Company	$150.00	Jan 2017	148	$244,189	($328,560)
			148	$244,189	($328,560)

       15

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Puts
iShares Russell 2000 ETF	$100.00	Sep 2016	555	$47,984	($8,048)
iShares Russell 2000 ETF	83.00	Sep 2016	1,425	65,931	(4,275)
iShares Russell 2000 ETF	102.00	Oct 2016	563	38,823	(30,684)
iShares Russell 2000 ETF	102.00	Dec 2016	553	73,525	(73,525)
Ball Corp.	65.00	Jan 2017	147	46,004	(35,280)
			3,243	$272,267	($151,812)

Index options

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Puts
S&P 500 Index	$1,675.00	Aug 2016	70	$64,887	($875)
S&P 500 Index	1,675.00	Sep 2016	69	82,590	(4,658)
S&P 500 Index	1,800.00	Sep 2016	45	50,353	(5,963)
S&P 500 Index	1,900.00	Sep 2016	49	31,701	(13,720)
			233	$229,531	($25,216)

Total Return Swaps. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer of the Seller.

During the period ended July 31, 2016, the fund used total return swaps to manage equity exposure. The following table summarizes the total return swap contracts held at July 31, 2016.

Pay/ receive	Reference entity	Floating rate	Currency	Notional amount	Maturity date	Counterparty	Unrealized appreciation (depreciation)	Market value
Receive	CSI 300 Total Return Index	USD LIBOR BBA	USD	2,044,935	Jul 2017	Goldman Sachs & Company	$24,789	$24,789

The following are abbreviations for the table above:
BBA	The British Bankers' Association
LIBOR	London Interbank Offered Rate

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       16

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	437Q3	07/16
This report is for the information of the shareholders of John Hancock Seaport Fund.		9/16

John Hancock

Enduring Assets Fund

Quarterly portfolio holdings 7/31/16

Fund's investmentsEnduring Assets Fund

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 95.6%		$120,286,520
(Cost $100,831,516)
Canada 7.1%		8,944,356
Canadian National Railway Company	59,414	3,766,474
TransCanada Corp.	111,670	5,177,882
China 5.6%		7,022,271
China Longyuan Power Group Corp., H Shares	4,521,348	3,639,715
ENN Energy Holdings, Ltd.	708,279	3,382,556
France 4.8%		6,104,192
Suez	141,530	2,296,940
Vinci SA	50,092	3,807,252
Germany 3.7%		4,639,503
E.ON SE	432,593	4,639,503
Hong Kong 12.4%		15,552,999
Beijing Enterprises Holdings, Ltd.	566,510	3,202,701
Cheung Kong Infrastructure Holdings, Ltd.	476,423	4,217,669
Guangdong Investment, Ltd.	2,782,106	4,275,378
Power Assets Holdings, Ltd.	393,481	3,857,251
Italy 5.5%		6,946,298
Enel SpA	847,696	3,901,578
Snam SpA	525,988	3,044,720
Japan 6.3%		7,919,329
NTT DOCOMO, Inc.	213,995	5,813,032
Osaka Gas Company, Ltd.	521,898	2,106,297
Luxembourg 3.1%		3,865,182
SES SA	176,386	3,865,182
South Korea 0.9%		1,117,346
Korea Electric Power Corp., ADR	41,094	1,117,346
Spain 4.0%		5,035,382
Gas Natural SDG SA (L)	115,012	2,378,990
Red Electrica Corp. SA	115,960	2,656,392
Switzerland 2.6%		3,294,799
Flughafen Zuerich AG	17,576	3,294,799
United Kingdom 8.6%		10,836,501
BT Group PLC	343,165	1,874,859
National Grid PLC	179,036	2,567,166
Severn Trent PLC	110,393	3,576,977
SSE PLC (L)	140,362	2,817,499
United States 31.0%		39,008,362
American Tower Corp.	37,310	4,319,379
Avangrid, Inc.	110,663	4,995,328
Comcast Corp., Class A	59,072	3,972,592
Equity LifeStyle Properties, Inc.	67,849	5,579,902
NextEra Energy, Inc.	45,005	5,773,691
PG&E Corp.	68,530	4,381,808
Spectra Energy Corp.	94,540	3,400,604

2SEE NOTES TO FUND'S INVESTMENTS

Enduring Assets Fund

			Shares	Value
United States (continued)
UGI Corp.			145,494	$6,585,058
	Yield (%)		Shares	Value
Securities lending collateral 3.9%				$4,934,440
(Cost $4,934,688)
John Hancock Collateral Trust (W)	0.5800(Y	)	493,148	4,934,440
			Par value^	Value
Short-term investments 4.1%				$5,200,000
(Cost $5,200,000)
Repurchase agreement 4.1%				5,200,000
Royal Bank of Scotland Tri-Party Repurchase Agreement dated 7-29-16 at 0.340% to be repurchased at $5,200,147 on 8-1-16, collateralized by $5,170,000 U.S. Treasury Notes, 1.750% due 10-31-18 (valued at $ 5,307,056, including interest)			5,200,000	5,200,000
Total investments (Cost $110,966,204)† 103.6%				$130,420,960
Other assets and liabilities, net (3.6%)				($4,522,786)
Total net assets 100.0%				$125,898,174

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(L)	A portion of this security is on loan as of 7-31-16. The value of securities on loan amounted to $4,698,393.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-16.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $112,081,463. Net unrealized appreciation aggregated to $18,339,497, of which $22,580,282 related to appreciated investment securities and $4,240,785 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 7-31-16:

Utilities	57.4%
Industrials	11.2%
Financials	7.9%
Energy	6.8%
Consumer discretionary	6.2%
Telecommunication services	6.1%
Short-term investments and other	4.4%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2016, by major security category or type:

	Total value at 7-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Canada	$8,944,356	$8,944,356	—	—
China	7,022,271	—	$7,022,271	—
France	6,104,192	—	6,104,192	—
Germany	4,639,503	—	4,639,503	—
Hong Kong	15,552,999	—	15,552,999	—
Italy	6,946,298	—	6,946,298	—
Japan	7,919,329	—	7,919,329	—
Luxembourg	3,865,182	—	3,865,182	—
South Korea	1,117,346	1,117,346	—	—
Spain	5,035,382	—	5,035,382	—
Switzerland	3,294,799	—	3,294,799	—
United Kingdom	10,836,501	—	10,836,501	—
United States	39,008,362	39,008,362	—	—
Securities lending collateral	4,934,440	4,934,440	—	—
Short-term investments	5,200,000	—	5,200,000	—
Total investments in securities	$130,420,960	$54,004,504	$76,416,456	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the

       4

benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	438Q3	07/16
This report is for the information of the shareholders of John Hancock Enduring Assets Fund.		9/16

John Hancock

Small Cap Core Fund

Quarterly portfolio holdings 7/31/16

Fund's investmentsSmall Cap Core Fund

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 98.2%		$143,843,773
(Cost $125,106,861)
Consumer discretionary 11.6%		16,936,844
Auto components 2.1%
Gentherm, Inc. (I)	27,427	920,450
Tenneco, Inc. (I)	38,986	2,203,489
Hotels, restaurants and leisure 3.8%
Del Frisco's Restaurant Group, Inc. (I)	101,689	1,517,200
Fiesta Restaurant Group, Inc. (I)	54,788	1,223,964
Vail Resorts, Inc.	19,775	2,829,209
Household durables 0.9%
Tupperware Brands Corp.	21,186	1,327,938
Internet and catalog retail 1.1%
HSN, Inc.	29,745	1,521,754
Leisure products 1.0%
Malibu Boats, Inc., Class A (I)	106,933	1,458,566
Media 1.4%
Cinemark Holdings, Inc.	55,803	2,098,193
Specialty retail 1.3%
Build-A-Bear Workshop, Inc. (I)	76,151	1,037,938
The Finish Line, Inc., Class A	36,730	798,143
Consumer staples 5.6%		8,279,857
Food products 1.3%
Amira Nature Foods, Ltd. (I)	266,884	1,897,545
Household products 3.4%
Central Garden & Pet Company, Class A (I)	117,568	2,679,375
Orchids Paper Products Company	77,821	2,389,883
Personal products 0.9%
Inter Parfums, Inc.	40,352	1,313,054
Energy 1.3%		1,857,504
Energy equipment and services 1.3%
Patterson-UTI Energy, Inc.	95,797	1,857,504
Financials 22.6%		33,063,070
Banks 7.7%
Access National Corp.	36,645	814,618
Banner Corp.	43,215	1,803,794
Brookline Bancorp, Inc.	132,642	1,510,792
Columbia Banking System, Inc.	56,459	1,711,837
Hope Bancorp, Inc.	148,265	2,278,833
Park Sterling Corp.	185,961	1,435,619
Univest Corp. of Pennsylvania	82,294	1,735,580
Capital markets 3.6%
Evercore Partners, Inc., Class A	25,069	1,270,246
Golub Capital BDC, Inc.	98,010	1,866,110
Moelis & Company, Class A	54,088	1,346,250
PennantPark Floating Rate Capital, Ltd.	62,516	796,454
Real estate investment trusts 11.3%
American Assets Trust, Inc.	76,984	3,532,026
EPR Properties	38,175	3,207,464

2SEE NOTES TO FUND'S INVESTMENTS

Small Cap Core Fund

	Shares	Value
Financials (continued)
Real estate investment trusts (continued)
Hudson Pacific Properties, Inc.	106,966	$3,616,520
Retail Opportunity Investments Corp.	134,144	3,062,508
Urban Edge Properties	102,789	3,074,419
Health care 15.4%		22,607,752
Biotechnology 1.6%
Emergent BioSolutions, Inc. (I)	52,474	1,752,107
Halozyme Therapeutics, Inc. (I)	64,978	645,881
Health care equipment and supplies 7.4%
Cardiovascular Systems, Inc. (I)	75,666	1,483,810
Derma Sciences, Inc. (I)	421,967	2,012,783
Integer Holdings Corp. (I)	33,229	738,016
Integra LifeSciences Holdings Corp. (I)	16,158	1,361,635
Merit Medical Systems, Inc. (I)	113,841	2,668,433
The Cooper Companies, Inc.	13,913	2,538,705
Health care providers and services 1.0%
Patterson Companies, Inc.	29,773	1,469,595
Life sciences tools and services 3.8%
Bio-Rad Laboratories, Inc., Class A (I)	21,983	3,189,513
PAREXEL International Corp. (I)	34,964	2,337,343
Pharmaceuticals 1.6%
Aratana Therapeutics, Inc. (I)	132,006	1,001,926
Nektar Therapeutics (I)	43,419	750,715
Omeros Corp. (I)	55,892	657,290
Industrials 18.4%		26,913,748
Aerospace and defense 1.3%
Esterline Technologies Corp. (I)	31,718	1,929,406
Building products 2.8%
American Woodmark Corp. (I)	27,627	2,050,752
Simpson Manufacturing Company, Inc.	50,621	2,065,337
Commercial services and supplies 6.3%
ABM Industries, Inc.	66,158	2,461,739
Copart, Inc. (I)	48,409	2,441,750
Deluxe Corp.	23,799	1,608,574
UniFirst Corp.	23,042	2,693,149
Construction and engineering 2.1%
EMCOR Group, Inc.	55,576	3,095,583
Machinery 4.4%
CIRCOR International, Inc.	29,188	1,661,965
CLARCOR, Inc.	24,003	1,494,427
Luxfer Holdings PLC, ADR	107,440	1,300,024
The Timken Company	58,124	1,944,248
Trading companies and distributors 1.5%
Watsco, Inc.	15,043	2,166,794
Information technology 19.3%		28,279,297
Electronic equipment, instruments and components 1.0%
AVX Corp.	108,219	1,478,272

SEE NOTES TO FUND'S INVESTMENTS3

Small Cap Core Fund

	Shares	Value
Information technology (continued)
Internet software and services 3.9%
Five9, Inc. (I)	129,368	$1,631,330
LogMeIn, Inc. (I)	26,201	2,250,928
RetailMeNot, Inc. (I)	220,123	1,838,027
Semiconductors and semiconductor equipment 3.7%
Integrated Device Technology, Inc. (I)	80,199	1,763,576
MKS Instruments, Inc.	37,988	1,735,292
NVE Corp.	10,261	585,287
ON Semiconductor Corp. (I)	137,301	1,377,129
Software 10.7%
Barracuda Networks, Inc. (I)	68,735	1,517,669
Cadence Design Systems, Inc. (I)	76,403	1,837,492
Fleetmatics Group PLC (I)	32,479	1,395,300
Interactive Intelligence Group, Inc. (I)	38,370	2,070,062
Monotype Imaging Holdings, Inc.	65,149	1,289,299
Nice, Ltd., ADR	27,823	1,910,049
Qualys, Inc. (I)	14,225	446,523
SS&C Technologies Holdings, Inc.	61,406	1,978,501
Synchronoss Technologies, Inc. (I)	51,498	1,922,935
Verint Systems, Inc. (I)	35,487	1,251,626
Materials 1.3%		1,901,184
Chemicals 1.3%
HB Fuller Company	40,833	1,901,184
Utilities 2.7%		4,004,517
Electric utilities 1.6%
Portland General Electric Company	53,279	2,326,694
Multi-utilities 1.1%
Unitil Corp.	38,359	1,677,823
Total investments (Cost $125,106,861)† 98.2%		$143,843,773
Other assets and liabilities, net 1.8%		$2,624,989
Total net assets 100.0%		$146,468,762

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $125,333,448. Net unrealized appreciation aggregated to $18,510,325, of which $24,998,198 related to appreciated investment securities and $6,487,873 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	445Q3	07/16
This report is for the information of the shareholders of John Hancock Small Cap Core Fund.		9/16

John Hancock

Value Equity Fund

Quarterly portfolio holdings 7/31/16

Fund's investmentsValue Equity Fund

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 99.5%		$399,043,571
(Cost $383,902,678)
Consumer discretionary 9.6%		38,550,014
Auto components 1.7%
Johnson Controls, Inc.	152,000	6,979,840
Hotels, restaurants and leisure 5.4%
Carnival Corp.	151,400	7,073,408
Norwegian Cruise Line Holdings, Ltd. (I)	124,900	5,320,740
Royal Caribbean Cruises, Ltd.	82,100	5,947,324
SeaWorld Entertainment, Inc. (L)	210,700	3,244,780
Household durables 1.0%
NVR, Inc. (I)	2,350	4,006,750
Textiles, apparel and luxury goods 1.5%
Hanesbrands, Inc.	224,200	5,977,172
Consumer staples 5.8%		23,350,733
Beverages 1.0%
Coca-Cola European Partners PLC	110,200	4,113,766
Tobacco 4.8%
Altria Group, Inc.	122,700	8,306,790
Philip Morris International, Inc.	54,900	5,504,274
Reynolds American, Inc.	108,388	5,425,903
Energy 8.9%		35,664,993
Energy equipment and services 0.7%
Fairmount Santrol Holdings, Inc. (I)	410,300	2,810,555
Oil, gas and consumable fuels 8.2%
BP PLC, ADR	188,100	6,470,640
Chevron Corp.	64,700	6,630,456
ConocoPhillips	135,300	5,522,946
Marathon Petroleum Corp.	51,600	2,032,524
Occidental Petroleum Corp.	87,400	6,531,402
Phillips 66	74,500	5,666,470
Financials 26.5%		106,068,931
Banks 9.6%
Bank of America Corp.	441,300	6,394,437
Citigroup, Inc.	187,800	8,227,518
Fifth Third Bancorp	231,400	4,391,972
JPMorgan Chase & Co.	125,200	8,009,044
The PNC Financial Services Group, Inc.	57,600	4,760,640
Wells Fargo & Company	138,500	6,643,845
Capital markets 3.7%
Ameriprise Financial, Inc.	48,900	4,686,576
E*TRADE Financial Corp. (I)	178,100	4,466,748
State Street Corp.	85,000	5,591,300
Consumer finance 6.9%
American Express Company	96,800	6,239,728
Capital One Financial Corp.	110,900	7,439,172
Discover Financial Services	91,800	5,217,912
Navient Corp.	345,500	4,906,100
SLM Corp. (I)	519,300	3,733,767

2SEE NOTES TO FUND'S INVESTMENTS

Value Equity Fund

	Shares	Value
Financials (continued)
Diversified financial services 1.5%
Berkshire Hathaway, Inc., Class B (I)	40,400	$5,828,508
Insurance 3.4%
American International Group, Inc.	93,000	5,062,920
FNF Group	127,900	4,817,993
Willis Towers Watson PLC	31,300	3,869,306
Thrifts and mortgage finance 1.4%
New York Community Bancorp, Inc.	400,100	5,781,445
Health care 16.9%		67,558,238
Health care equipment and supplies 1.8%
Medtronic PLC	79,400	6,957,822
Health care providers and services 6.9%
Anthem, Inc.	39,200	5,148,528
Cardinal Health, Inc.	48,900	4,088,040
Cigna Corp.	40,700	5,248,672
Express Scripts Holding Company (I)	83,600	6,359,452
UnitedHealth Group, Inc.	47,100	6,744,720
Pharmaceuticals 8.2%
Bayer AG, ADR	39,600	4,264,326
Johnson & Johnson	51,026	6,389,986
Merck & Company, Inc.	89,600	5,255,936
Pfizer, Inc.	178,600	6,588,554
Sanofi, ADR	135,400	5,772,102
Teva Pharmaceutical Industries, Ltd., ADR	88,600	4,740,100
Industrials 15.9%		63,753,454
Aerospace and defense 7.2%
General Dynamics Corp.	31,500	4,627,035
Honeywell International, Inc.	34,900	4,059,917
Raytheon Company	37,200	5,190,516
Rolls-Royce Holdings PLC, ADR	279,200	2,923,224
Spirit AeroSystems Holdings, Inc., Class A (I)	124,900	5,418,162
United Technologies Corp.	62,110	6,686,142
Building products 1.8%
Owens Corning	134,500	7,116,395
Commercial services and supplies 1.6%
Tyco International PLC	140,200	6,388,914
Construction and engineering 0.7%
KBR, Inc.	193,800	2,717,076
Electrical equipment 0.5%
Eaton Corp. PLC	32,800	2,079,848
Machinery 2.6%
Deere & Company	46,500	3,613,515
Stanley Black & Decker, Inc.	56,700	6,900,390
Professional services 1.5%
Nielsen Holdings PLC	112,000	6,032,320
Information technology 8.2%		33,015,615
Semiconductors and semiconductor equipment 4.1%
Microchip Technology, Inc.	99,100	5,513,924

SEE NOTES TO FUND'S INVESTMENTS3

Value Equity Fund

			Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
	QUALCOMM, Inc.		83,161	$5,204,215
	Texas Instruments, Inc.		82,400	5,747,400
Software 2.7%
	Microsoft Corp.		95,200	5,395,936
	Oracle Corp.		136,700	5,610,168
Technology hardware, storage and peripherals 1.4%
	Apple, Inc.		53,200	5,543,972
Materials 6.1%				24,582,000
Chemicals 4.5%
	Air Products & Chemicals, Inc.		45,400	6,783,668
	FMC Corp.		132,200	6,284,788
	LyondellBasell Industries NV, Class A		65,600	4,937,056
Construction materials 1.6%
	CRH PLC, ADR (L)		213,800	6,576,488
Telecommunication services 1.6%				6,499,593
Diversified telecommunication services 1.6%
	Verizon Communications, Inc.		117,300	6,499,593
	Yield (%)		Shares	Value
Securities lending collateral 1.3%				$5,446,551
(Cost $5,446,630)
John Hancock Collateral Trust (W)	0.5800(Y	)	544,329	5,446,551
Total investments (Cost $389,349,308)† 100.8%				$404,490,122
Other assets and liabilities, net (0.8%)				($3,354,906)
Total net assets 100.0%				$401,135,216

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 7-31-16. The value of securities on loan amounted to $5,335,444.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-16.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $389,376,292. Net unrealized appreciation aggregated to $15,113,830, of which $40,874,464 related to appreciated investment securities and $25,760,634 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 7-31-16:

United States	88.6%
United Kingdom	4.3%
Ireland	3.4%
France	1.4%
Israel	1.2%
Germany	1.1%
TOTAL	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	454Q3	07/16
This report is for the information of the shareholders of John Hancock Value Equity Fund.		9/16

John Hancock

Disciplined Value International Fund

Quarterly portfolio holdings 7/31/16

Fund's investmentsDisciplined Value International Fund

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 96.7%		$328,856,590
(Cost $320,667,660)
Australia 1.0%		3,440,669
Australia & New Zealand Banking Group, Ltd.	174,880	3,440,669
Belgium 1.3%		4,390,251
Ageas	73,732	2,478,774
Ontex Group NV	52,904	1,911,477
Canada 1.7%		5,697,054
Barrick Gold Corp.	62,538	1,367,081
Canadian Natural Resources, Ltd.	63,236	1,915,024
Cenovus Energy, Inc.	168,704	2,414,949
France 13.5%		45,914,036
Atos SE	41,725	4,090,118
Bollore SA (I)	604,779	2,189,708
Capgemini SA	70,277	6,755,276
Elis SA	129,164	2,332,649
Havas SA	310,478	2,614,364
IPSOS	89,907	2,961,068
LISI	63,697	1,730,765
Safran SA	127,724	8,682,192
Sopra Steria Group	31,187	3,662,735
Teleperformance	50,996	4,744,840
TOTAL SA	49,629	2,386,848
Vinci SA	49,516	3,763,473
Germany 16.7%		56,901,563
Allianz SE	23,896	3,423,931
AURELIUS Equity Opportunities SE & Company KGaA	100,102	6,101,766
Bayer AG	34,290	3,686,101
Covestro AG (S)	54,462	2,545,724
Fresenius SE & Company KGaA	52,529	3,923,799
Henkel AG & Company KGaA	40,052	4,347,746
KION Group AG	100,932	5,534,503
Linde AG	17,908	2,573,643
Merck KGaA	72,757	8,034,986
Muenchener Rueckversicherungs-Gesellschaft AG	21,647	3,610,088
Norma Group SE	28,251	1,469,051
ProSiebenSat.1 Media SE	91,740	4,202,311
Siemens AG	68,615	7,447,914
Hong Kong 2.2%		7,634,157
CK Hutchison Holdings, Ltd.	134,912	1,581,294
NewOcean Energy Holdings, Ltd.	4,656,000	1,390,056
WH Group, Ltd. (S)	5,904,500	4,662,807
India 2.0%		6,662,111
ICICI Bank, Ltd., ADR	324,680	2,461,074
Videocon d2h, Ltd., ADR (I) (L)	423,919	4,201,037
Ireland 2.3%		7,767,527
CRH PLC	200,001	6,082,835
Greencore Group PLC	388,736	1,684,692

2SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value International Fund

	Shares	Value
Italy 2.5%		$8,543,470
Assicurazioni Generali SpA	113,982	1,501,532
Eni SpA	106,985	1,641,152
Maire Tecnimont SpA	692,450	1,766,530
OVS SpA (S)	235,054	1,382,639
Prysmian SpA	96,152	2,251,617
Japan 18.6%		63,330,698
Ain Holdings, Inc.	24,200	1,666,293
Amano Corp.	315,400	5,102,192
Astellas Pharma, Inc.	237,000	3,948,829
Brother Industries, Ltd.	110,900	1,260,273
Citizen Holdings Company, Ltd.	306,300	1,640,686
Coca-Cola West Company, Ltd.	94,100	2,600,106
cocokara fine, Inc.	99,600	3,526,778
DeNa Company, Ltd.	61,400	1,569,893
Haseko Corp.	320,900	3,372,289
Hitachi Chemical Company, Ltd.	58,100	1,211,886
Horiba, Ltd.	54,200	2,536,256
Inpex Corp.	344,800	2,741,098
Konica Minolta, Inc.	175,600	1,411,229
Lintec Corp.	158,000	3,344,832
Matsumotokiyoshi Holdings Company, Ltd.	45,000	1,984,341
Meitec Corp.	32,100	1,068,490
Nippon Telegraph & Telephone Corp.	75,900	3,606,749
Nippon Television Holdings, Inc.	129,200	2,167,497
Nitto Denko Corp.	17,800	1,192,971
NSK, Ltd.	338,100	2,843,924
Resona Holdings, Inc.	430,500	1,717,173
Sanwa Holdings Corp.	283,200	2,944,510
Sumitomo Osaka Cement Company, Ltd.	571,000	2,725,116
Toho Holdings Company, Ltd.	141,700	3,179,796
Tokio Marine Holdings, Inc.	102,500	3,967,491
Netherlands 3.3%		11,241,403
Koninklijke Ahold Delhaize NV	297,901	7,112,144
Randstad Holding NV	95,985	4,129,259
Norway 2.0%		6,817,622
Statoil ASA	303,323	4,822,063
Telenor ASA	119,198	1,995,559
South Korea 2.5%		8,415,447
Samsung Electronics Company, Ltd.	4,888	6,725,776
SK Hynix, Inc.	54,870	1,689,671
Sweden 0.4%		1,203,422
SKF AB, B Shares	75,958	1,203,422
Switzerland 6.5%		22,150,212
dorma+kaba Holding AG, Class B	2,153	1,571,846
Dufry AG (I)	25,030	2,880,241
Georg Fischer AG	7,338	5,981,215
Novartis AG	37,947	3,147,443
Roche Holding AG	18,954	4,838,349
Swiss Re AG	44,510	3,731,118

SEE NOTES TO FUND'S INVESTMENTS3

Disciplined Value International Fund

			Shares	Value
Taiwan 1.2%				$4,020,579
	Casetek Holdings, Ltd.		196,000	791,610
	Hon Hai Precision Industry Company, Ltd.		609,000	1,680,600
	Pegatron Corp.		629,000	1,548,369
United Kingdom 18.4%				62,547,140
	Aldermore Group PLC (I)		401,871	737,276
	AstraZeneca PLC		55,098	3,688,711
	Babcock International Group PLC		167,601	2,149,564
	BAE Systems PLC		918,239	6,483,298
	Berendsen PLC		96,776	1,634,395
	Britvic PLC		364,673	3,018,611
	BT Group PLC		274,000	1,496,981
	Cineworld Group PLC		284,645	2,211,589
	HSBC Holdings PLC		265,602	1,740,939
	Imperial Brands PLC		125,934	6,636,338
	ITV PLC		742,313	1,924,766
	Liberty Global PLC LiLAC, Class C (I)		32,536	1,138,760
	Liberty Global PLC, Series C (I)		76,294	2,361,299
	Micro Focus International PLC		213,855	5,481,270
	Moneysupermarket.com Group PLC		338,541	1,337,349
	Nomad Foods, Ltd. (I)		105,183	930,870
	Polypipe Group PLC		284,080	895,633
	Rightmove PLC		49,857	2,672,866
	Rio Tinto PLC		48,809	1,583,960
	Shawbrook Group PLC (I) (S)		281,867	701,953
	Standard Chartered PLC		153,761	1,229,491
	Vodafone Group PLC		1,243,816	3,778,565
	W.S. Atkins PLC		140,112	2,593,472
	WPP PLC		272,721	6,119,184
United States 0.6%				2,179,229
	LyondellBasell Industries NV, Class A		28,956	2,179,229
Preferred securities 0.6%				$2,140,838
(Cost $1,854,919)
South Korea 0.6%				2,140,838
	Samsung Electronics Company, Ltd.		1,894	2,140,838
	Yield (%)		Shares	Value
Securities lending collateral 0.1%				$130,626
(Cost $130,634)
John Hancock Collateral Trust (W)	0.5800(Y	)	13,055	130,626
Short-term investments 0.8%				$2,686,650
(Cost $2,686,650)
Money market funds 0.8%				2,686,650
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2482(Y	)	2,686,650	2,686,650
Total investments (Cost $325,339,863)† 98.2%				$333,814,704
Other assets and liabilities, net 1.8%				$6,255,792
Total net assets 100.0%				$340,070,496

4SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value International Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 7-31-16. The value of securities on loan amounted to $125,857.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-16.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $326,377,761. Net unrealized appreciation aggregated to $7,436,943, of which $24,038,878 related to appreciated investment securities and $16,601,935 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 7-31-16:

Industrials	22.7%
Information technology	15.3%
Consumer staples	11.8%
Consumer discretionary	11.0%
Financials	10.8%
Health care	10.1%
Materials	7.3%
Energy	5.1%
Telecommunication services	3.2%
Short-term investments and other	2.7%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2016, by major security category or type:

	Total value at 7-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$3,440,669	—	$3,440,669	—
Belgium	4,390,251	—	4,390,251	—
Canada	5,697,054	$5,697,054	—	—
France	45,914,036	—	45,914,036	—
Germany	56,901,563	—	56,901,563	—
Hong Kong	7,634,157	—	7,634,157	—
India	6,662,111	6,662,111	—	—
Ireland	7,767,527	—	7,767,527	—
Italy	8,543,470	—	8,543,470	—
Japan	63,330,698	—	63,330,698	—
Netherlands	11,241,403	—	11,241,403	—
Norway	6,817,622	—	6,817,622	—
South Korea	8,415,447	—	8,415,447	—
Sweden	1,203,422	—	1,203,422	—
Switzerland	22,150,212	—	22,150,212	—
Taiwan	4,020,579	—	4,020,579	—
United Kingdom	62,547,140	4,430,929	58,116,211	—
United States	2,179,229	2,179,229	—	—
Preferred securities	2,140,838	—	2,140,838	—

       6

	Total value at 7-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Securities lending collateral	130,626	130,626	—	—
Short-term investments	2,686,650	2,686,650	—	—
Total investments in securities	$333,814,704	$21,786,599	$312,028,105	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	455Q3	07/16
This report is for the information of the shareholders of John Hancock Disciplined Value International Fund.		9/16

John Hancock

Emerging Markets Equity Fund

Quarterly portfolio holdings 7/31/16

Fund's investmentsEmerging Markets Equity Fund

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 92.2%		$781,824,141
(Cost $748,067,672)
Brazil 8.6%		73,031,934
Ambev SA, ADR	2,574,331	14,879,633
CCR SA	1,179,500	6,813,482
Kroton Educacional SA	965,800	4,301,182
Lojas Renner SA	1,071,400	9,007,638
Odontoprev SA	2,589,900	10,383,882
Raia Drogasil SA	436,500	8,922,779
Ultrapar Participacoes SA	415,300	9,483,349
WEG SA	1,962,000	9,239,989
China 21.1%		178,711,461
3SBio, Inc. (I)(S)	7,714,500	7,751,968
Anhui Conch Cement Company, Ltd., H Shares	3,228,500	8,494,449
Baidu, Inc., ADR (I)	130,541	20,834,344
Bank of China, Ltd., H Shares	18,100,000	7,472,603
Beijing Capital International Airport Company, Ltd., H Shares	9,504,000	10,984,557
China Merchants Bank Company, Ltd., H Shares	3,276,000	7,024,912
CNOOC, Ltd.	19,544,000	23,555,082
Dali Foods Group Company, Ltd. (S)	18,477,000	10,795,736
Hollysys Automation Technologies, Ltd., ADR (I)	555,340	10,879,111
Huadian Fuxin Energy Corp., Ltd., H Shares	26,822,000	6,240,446
JD.com, Inc., ADR (I)	391,877	8,484,137
PetroChina Company, Ltd., H Shares	23,152,000	15,870,368
Ping An Insurance Group Company of China, Ltd., H Shares	4,589,500	21,538,893
Tencent Holdings, Ltd.	551,500	13,320,450
Vipshop Holdings, Ltd., ADR (I)	384,006	5,464,405
Hong Kong 8.7%		73,810,432
AIA Group, Ltd.	3,276,400	20,409,323
Cheung Kong Property Holdings, Ltd.	1,248,000	8,955,286
China Mobile, Ltd.	2,096,000	25,955,869
Dah Sing Banking Group, Ltd.	5,219,600	9,789,923
Hong Kong Exchanges and Clearing, Ltd.	351,400	8,700,031
India 12.8%		108,480,476
HDFC Bank, Ltd.	402,480	8,836,626
Housing Development Finance Corp., Ltd.	668,616	13,792,706
ICICI Bank, Ltd.	2,414,733	9,348,153
ICICI Bank, Ltd., ADR	415,507	3,149,543
Infosys, Ltd.	622,394	9,981,524
Nestle India, Ltd.	111,195	11,864,743
Reliance Industries, Ltd.	675,143	10,252,555
Sun Pharmaceutical Industries, Ltd.	733,190	9,103,232
Tata Motors, Ltd., ADR	375,987	14,223,588
Ultratech Cement, Ltd.	203,030	11,294,117
Vakrangee, Ltd.	2,365,656	6,633,689
Indonesia 3.3%		28,043,270
Bank Rakyat Indonesia Persero Tbk PT	10,166,000	8,979,426
Matahari Department Store Tbk PT	6,852,200	10,457,753
Telekomunikasi Indonesia Persero Tbk PT	26,438,700	8,606,091

2SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Equity Fund

	Shares	Value
Mexico 4.4%		$37,396,626
Fomento Economico Mexicano SAB de CV	1,272,000	11,378,125
Gentera SAB de CV	2,117,800	3,932,896
Grupo Aeroportuario del Sureste SAB de CV, B Shares	518,975	7,985,019
Grupo Financiero Banorte SAB de CV	1,164,400	6,377,807
Infraestructura Energetica Nova SAB de CV	1,913,600	7,722,779
Peru 1.5%		12,472,872
Credicorp, Ltd.	77,795	12,472,872
Philippines 2.6%		21,981,495
Ayala Corp.	745,540	13,782,397
Universal Robina Corp.	1,925,840	8,199,098
Russia 3.7%		31,753,230
Magnit PJSC, GDR	353,190	13,550,943
Sberbank of Russia PJSC, ADR	925,241	8,188,383
Sberbank of Russia PJSC, ADR	232,454	2,025,422
Yandex NV, Class A (I)	368,983	7,988,482
South Africa 5.5%		46,298,237
Mondi PLC	449,660	9,099,877
Naspers, Ltd., N Shares	237,048	37,198,360
South Korea 7.0%		59,220,645
Hotel Shilla Company, Ltd.	150,438	8,016,952
Korea Electric Power Corp.	276,126	15,117,566
LG Household & Health Care, Ltd.	13,714	12,352,535
NAVER Corp.	12,911	8,191,826
Samsung Fire & Marine Insurance Company, Ltd.	34,876	8,310,959
Samsung Life Insurance Company, Ltd.	83,114	7,230,807
Switzerland 1.1%		9,728,988
Luxoft Holding, Inc. (I)	165,122	9,728,988
Taiwan 8.7%		73,861,227
Delta Electronics, Inc.	2,122,000	11,192,822
Taiwan Semiconductor Manufacturing Company, Ltd.	2,452,000	13,244,938
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	981,163	27,256,708
Uni-President Enterprises Corp.	7,192,000	14,698,624
Win Semiconductors Corp.	4,068,000	7,468,135
Thailand 1.8%		15,091,555
Siam Cement PCL, NVDR	1,027,850	15,091,555
United Kingdom 1.4%		11,941,693
Rio Tinto PLC	367,977	11,941,693
Preferred securities 7.3%		$61,658,373
(Cost $51,665,814)
Brazil 1.1%		9,519,122
Itau Unibanco Holding SA	913,430	9,519,122
South Korea 6.2%		52,139,251
Hyundai Motor Company	101,736	8,851,146
Samsung Electronics Company, Ltd.	38,297	43,288,105

SEE NOTES TO FUND'S INVESTMENTS3

Emerging Markets Equity Fund

	Yield (%)		Shares	Value
Short-term investments 0.5%				$4,252,528
(Cost $4,252,528)
Money market funds 0.5%				4,252,528
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.1900(Y	)	4,252,528	4,252,528
Total investments (Cost $803,986,014)† 100.0%				$847,735,042
Other assets and liabilities, net 0.0%				$274,345
Total net assets 100.0%				$848,009,387

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-16.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $804,919,574. Net unrealized appreciation aggregated to $42,815,468, of which $65,345,054 related to appreciated investment securities and $22,529,586 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 7-31-16.

Financials	23.6%
Information technology	22.4%
Consumer staples	12.6%
Consumer discretionary	12.5%
Energy	7.0%
Materials	6.6%
Industrials	4.1%
Telecommunication services	4.1%
Utilities	3.4%
Health care	3.2%
Short-term investments and other	0.5%
Total	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2016, by major security category or type:

	Total value at 7-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Brazil	$73,031,934	$73,031,934	—	—
China	178,711,461	45,661,997	$133,049,464	—
Hong Kong	73,810,432	—	73,810,432	—
India	108,480,476	17,373,131	91,107,345	—
Indonesia	28,043,270	—	28,043,270	—
Mexico	37,396,626	37,396,626	—	—
Peru	12,472,872	12,472,872	—	—
Philippines	21,981,495	—	21,981,495	—
Russia	31,753,230	16,176,865	15,576,365	—
South Africa	46,298,237	—	46,298,237	—
South Korea	59,220,645	—	59,220,645	—
Switzerland	9,728,988	9,728,988	—	—
Taiwan	73,861,227	27,256,708	46,604,519	—
Thailand	15,091,555	—	15,091,555	—
United Kingdom	11,941,693	—	11,941,693	—
Preferred securities
Brazil	9,519,122	9,519,122	—	—

       5

	Total value at 7-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
South Korea	52,139,251	—	52,139,251	—
Short-term investments	4,252,528	4,252,528	—	—
Total investments in securities	$847,735,042	$252,870,771	$594,864,271	—

Securities with market value of approximately $12,748,000 at the beginning of the year were transferred from Level 2 to 1 during the period since quoted prices in active markets for identical securities became available.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	456Q3	07/16
This report is for the information of the shareholders of John Hancock Emerging Markets Equity Fund.		9/16

John Hancock

Global Focused Strategies Fund

Quarterly portfolio holdings 7/31/16

Fund's investmentsGlobal Focused Strategies Fund

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 24.2%		$11,582,145
(Cost $12,067,996)
Belgium 0.3%		145,931
Proximus SADP	801	25,004
Umicore SA	2,090	120,927
China 2.4%		1,141,363
Baidu, Inc., ADR (I)	597	95,281
China Mengniu Dairy Company, Ltd.	107,000	179,254
Hengan International Group Company, Ltd.	21,000	176,766
JD.com, Inc., ADR (I)	13,007	281,602
Qinqin Foodstuffs Group Cayman Company, Ltd. (I)	4,200	1,554
Shenzhou International Group Holdings, Ltd.	39,000	205,876
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	591,200	201,030
Denmark 0.5%		237,963
Danske Bank A/S	3,952	107,475
Novo Nordisk A/S, B Shares	1,903	108,217
TDC A/S	4,230	22,271
Finland 0.1%		27,610
Elisa OYJ	761	27,610
France 1.0%		466,321
Airbus Group SE	1,632	96,277
Orange SA	16,833	258,338
Orpea	1,264	111,706
Germany 1.8%		849,789
Covestro AG (S)	2,855	133,452
Deutsche Telekom AG	22,560	383,805
Freenet AG	688	19,211
Infineon Technologies AG	7,397	122,628
SAP SE	1,348	117,982
TUI AG	5,585	72,711
Hong Kong 1.0%		495,838
China State Construction International Holdings, Ltd.	84,000	112,575
China Unicom Hong Kong, Ltd.	172,000	183,233
Galaxy Entertainment Group, Ltd.	60,000	200,030
Hungary 0.2%		107,640
OTP Bank PLC	4,414	107,640
Indonesia 3.4%		1,620,040
Adhi Karya Persero Tbk PT	333,200	72,293
Agung Podomoro Land Tbk PT (I)	3,592,500	81,264
AKR Corporindo Tbk PT	143,700	74,238
Alam Sutera Realty Tbk PT (I)	2,419,600	97,308
Bank Central Asia Tbk PT	72,300	79,903
Bank Mandiri Persero Tbk PT	98,300	76,309
Bank Negara Indonesia Persero Tbk PT	186,400	76,425
Bank Rakyat Indonesia Persero Tbk PT	89,400	78,965
Bank Tabungan Negara Persero Tbk PT	552,000	83,465
Bekasi Fajar Industrial Estate Tbk PT	3,268,200	86,074
Bumi Serpong Damai Tbk PT	514,300	82,372

2SEE NOTES TO FUND'S INVESTMENTS

Global Focused Strategies Fund

	Shares	Value
Indonesia (continued)
Ciputra Development Tbk PT	734,103	$78,954
Indofood Sukses Makmur Tbk PT	132,100	84,251
Intiland Development Tbk PT	1,890,000	83,778
Kawasan Industri Jababeka Tbk PT (I)	3,676,700	88,347
Lippo Karawaci Tbk PT	913,800	79,266
Pakuwon Jati Tbk PT	1,863,800	92,937
Summarecon Agung Tbk PT	627,500	81,576
Surya Semesta Internusa Tbk PT	1,280,600	68,674
United Tractors Tbk PT	61,100	73,641
Ireland 0.9%		418,468
CRH PLC (I)	3,646	111,259
Glanbia PLC	5,371	103,427
Grafton Group PLC	14,185	104,775
Ryanair Holdings PLC, ADR	1,399	99,007
Isle of Man 0.2%		95,249
GVC Holdings PLC (I)	11,409	95,249
Italy 4.1%		1,983,080
A2A SpA	42,223	59,980
ACEA SpA	1,602	22,301
Amplifon SpA	2,697	26,915
Anima Holding SpA (S)	5,586	28,040
Ansaldo STS SpA	3,325	38,965
Autogrill SpA	3,595	31,297
Azimut Holding SpA	3,397	53,494
Banca Carige SpA (I)	17,631	6,618
Banca Generali SpA	1,660	34,365
Banca IFIS SpA	655	14,973
Banca Mediolanum SpA	6,728	49,371
Banca Popolare dell'Emilia Romagna SC	15,609	64,217
Banca Popolare di Milano Scarl	145,724	70,827
Banca Popolare di Sondrio Scarl	14,073	38,077
Banca Profilo SpA	7,254	1,535
Beni Stabili SpA SIIQ (I)	29,540	19,345
Brembo SpA	887	51,873
Brunello Cucinelli SpA	696	12,992
Buzzi Unicem SpA	2,013	40,402
Buzzi Unicem SpA	1,222	13,424
Cerved Information Solutions SpA	5,940	49,852
CIR-Compagnie Industriali Riunite SpA	10,882	12,498
Credito Emiliano SpA	2,627	16,676
Credito Valtellinese SC	33,913	15,061
Danieli & C Officine Meccaniche SpA	298	5,878
Danieli & C Officine Meccaniche SpA	1,220	18,079
Davide Campari Milano SpA	8,726	90,163
De'Longhi SpA	1,543	38,576
DiaSorin SpA	660	41,559
Ei Towers SpA (I)	502	27,082
Enel SpA	24,592	113,187
ERG SpA	1,607	18,643
FinecoBank Banca Fineco SpA	6,430	38,256
Geox SpA	2,407	6,927

SEE NOTES TO FUND'S INVESTMENTS3

Global Focused Strategies Fund

	Shares	Value
Italy (continued)
Hera SpA	20,229	$57,363
Immobiliare Grande Distribuzione SIIQ SpA	12,477	10,893
Industria Macchine Automatiche SpA	459	27,088
Interpump Group SpA	2,052	33,240
Iren SpA	16,223	26,663
Italcementi SpA (I)	5,762	68,231
Maire Tecnimont SpA	3,000	7,653
MARR SpA	1,016	21,362
Mediaset SpA	23,816	72,173
Moleskine SpA	2,093	5,079
Moncler SpA	4,168	73,148
Piaggio & C SpA	6,576	12,063
Recordati SpA	2,791	90,584
Reply SpA	127	18,170
Rizzoli Corriere Della Sera Mediagroup SpA (I)	10,030	9,152
Salini Impregilo SpA	6,295	19,071
Salvatore Ferragamo SpA	1,622	38,237
Saras SpA	8,336	14,376
Societa Cattolica di Assicurazioni SCRL	4,602	32,441
Societa Iniziative Autostradali e Servizi SpA	1,910	17,383
Tamburi Investment Partners SpA	2,156	8,663
Telecom Italia SpA (I)	54,465	46,540
Tod's SpA	372	21,844
Unipol Gruppo Finanziario SpA	12,959	35,984
Yoox Net-A-Porter Group SpA (I)	1,578	44,231
Macau 0.4%		206,614
Sands China, Ltd.	54,000	206,614
Mexico 0.2%		105,650
Fomento Economico Mexicano SAB de CV	11,811	105,650
Netherlands 0.7%		314,160
Altice NV, Class A (I)	2,514	37,320
ASML Holding NV	1,041	114,303
Koninklijke Ahold Delhaize NV	4,404	105,142
Koninklijke KPN NV	17,450	57,395
Norway 0.1%		59,851
Telenor ASA	3,575	59,851
Panama 0.3%		138,489
Copa Holdings SA, Class A	2,067	138,489
Russia 0.2%		103,911
Mail.Ru Group, Ltd., GDR (I)	5,384	103,911
South Korea 0.5%		236,289
KT Corp., ADR	7,369	112,451
Samsung Electronics Company, Ltd.	90	123,838
Spain 0.7%		325,526
Bankinter SA	14,666	102,301
Telefonica SA	22,790	223,225
Sweden 0.8%		401,204
Assa Abloy AB, B Shares	5,307	116,425

4SEE NOTES TO FUND'S INVESTMENTS

Global Focused Strategies Fund

Shares	Value
Sweden (continued)
Securitas AB, B Shares	6,958	$114,486
Swedbank AB, A Shares	5,059	106,212
Telia Company AB	14,043	64,081
Switzerland 0.4%	180,637
Glencore PLC (I)	46,479	114,716
Swisscom AG	134	65,921
Taiwan 0.6%	271,047
Himax Technologies, Inc., ADR	13,782	123,349
Pegatron Corp.	60,000	147,698
Turkey 0.2%	100,884
Tupras Turkiye Petrol Rafinerileri AS	4,714	100,884
United Kingdom 3.2%	1,548,591
Aviva PLC	13,107	67,495
Babcock International Group PLC	5,926	76,004
Bellway PLC	2,391	66,285
BT Group PLC	45,645	249,379
Close Brothers Group PLC	4,689	78,205
Dixons Carphone PLC	13,973	64,612
GKN PLC	20,247	77,495
Inchcape PLC	8,201	73,123
Inmarsat PLC	2,265	23,419
International Consolidated Airlines Group SA	10,891	58,481
Mitchells & Butlers PLC	22,004	73,277
Royal Bank of Scotland Group PLC (I)	24,799	63,119
Senior PLC	26,635	72,197
The Sage Group PLC	9,319	87,873
Vodafone Group PLC	137,473	417,627
Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 15.5%	$7,433,386
(Cost $7,155,441)
Australia 0.1%	70,080
BHP Billiton Finance USA, Ltd.	5.000	09-30-43	49,000	58,378
Rio Tinto Finance USA, Ltd.	5.200	11-02-40	10,000	11,702
Belgium 0.4%	189,177
KBC Groep NV (5.625% to 3-19-19, then 5 Year Euro Swap Rate + 4.759%) (Q)	5.625	03-19-19	EUR	174,000	189,177
Canada 0.3%	145,581
Potash Corp. of Saskatchewan, Inc.	3.000	04-01-25	30,000	30,638
Rogers Communications, Inc.	5.000	03-15-44	40,000	47,580
Rogers Communications, Inc.	5.450	10-01-43	10,000	12,354
Royal Bank of Canada	4.650	01-27-26	50,000	55,009
France 1.0%	478,961
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%)	8.125	09-19-33	200,000	219,303
Electricite de France SA (S)	3.625	10-13-25	20,000	20,891
Orange SA	9.000	03-01-31	30,000	47,638
Societe Generale SA (6.750% to 4-7-21, then 5 Year Euro Swap Rate + 5.538%) (Q)	6.750	04-07-21	EUR	174,000	191,129

SEE NOTES TO FUND'S INVESTMENTS5

Global Focused Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Guernsey, Channel Islands 0.2%						$116,452
Credit Suisse Group Guernsey I, Ltd. (7.875% to 8-24-16, then 5 Year U.S. Swap Rate + 5.220%)	7.875		02-24-41		116,000	116,452
Ireland 0.5%						250,155
Actavis Funding SCS	4.750		03-15-45		30,000	33,262
Bank of Ireland (7.375% to 6-18-20, then 5 Year Euro Swap Rate + 6.956%) (Q)	7.375		06-18-20		200,000	216,893
Italy 1.1%						510,011
Intesa Sanpaolo SpA (7.000% to 1-19-21, then 5 Year Euro Swap Rate + 6.884%) (Q)	7.000		01-19-21	EUR	200,000	218,463
UniCredit SpA (6.750% to 9-10-21, then 5 Year Euro Swap Rate + 6.100%) (Q)	6.750		09-10-21	EUR	305,000	291,548
Netherlands 0.2%						109,173
Deutsche Telekom International Finance BV	8.750		06-15-30		20,000	31,360
Shell International Finance BV	4.000		05-10-46		12,500	12,869
Shell International Finance BV	4.125		05-11-35		60,000	64,944
Teva Pharmaceutical Finance Netherlands III BV	4.100		10-01-46		7,000	0
Spain 0.4%						199,490
BBVA International Preferred SAU (5.919% to 4-18-17, then 3 month LIBOR + 0.820%) (Q)	5.919		04-18-17		141,000	140,648
Telefonica Europe BV	8.250		09-15-30		40,000	58,842
Switzerland 0.7%						326,537
UBS AG (4.750% to 5-22-18, then 5 Year U.S. Swap Rate + 3.765%)	4.750		05-22-23		200,000	206,632
UBS AG (4.750% to 2-12-21, then 5 Year Euro Swap Rate + 3.400%)	4.750		02-12-26	EUR	100,000	119,905
United Kingdom 1.2%						554,401
Barclays PLC (7.875% to 9-15-22, the 5 Year British Pound Swap Rate + 6.099%) (Q)	7.875		09-15-22	GBP	200,000	254,539
British Telecommunications PLC	9.625		12-15-30		30,000	47,648
Rio Tinto Finance USA PLC	4.750		03-22-42		30,000	33,630
The Royal Bank of Scotland Group PLC (7.500% to 8-10-20, then 5 Year U.S. Swap Rate + 5.800%) (Q)	7.500		08-10-20		200,000	194,500
WPP Finance 2010	5.625		11-15-43		20,000	24,084
United States 9.4%						4,483,368
21st Century Fox America, Inc.	3.700		10-15-25		27,000	29,830
21st Century Fox America, Inc.	4.750		09-15-44		20,000	22,726
Altria Group, Inc.	5.375		01-31-44		40,000	52,709
American Airlines 2015-2 Class AA Pass Through Trust	3.600		03-22-29		10,000	10,751
American International Group, Inc.	4.500		07-16-44		40,000	40,505
Amgen, Inc.	3.125		05-01-25		65,000	68,792
Anadarko Petroleum Corp.	6.600		03-15-46		35,000	40,354
Anheuser-Busch InBev Finance, Inc.	4.700		02-01-36		20,000	23,116
Anheuser-Busch InBev Finance, Inc.	4.900		02-01-46		60,000	73,496
Anthem, Inc.	3.500		08-15-24		30,000	31,618
Anthem, Inc.	6.375		06-15-37		10,000	13,189
AT&T, Inc.	3.400		05-15-25		60,000	62,136
AT&T, Inc.	4.800		06-15-44		10,000	10,611
AT&T, Inc.	5.150		03-15-42		30,000	33,810
Bank of America Corp.	4.450		03-03-26		10,000	10,744
Bank of America Corp.	5.875		02-07-42		70,000	91,523
Baxalta, Inc.	5.250		06-23-45		50,000	57,858
Boston Properties LP	3.650		02-01-26		28,000	30,268
Boston Scientific Corp.	3.850		05-15-25		30,000	32,249

6SEE NOTES TO FUND'S INVESTMENTS

Global Focused Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
Brixmor Operating Partnership LP	3.850		02-01-25	20,000	$20,363
Burlington Northern Santa Fe LLC	3.900		08-01-46	33,000	36,462
Burlington Northern Santa Fe LLC	4.150		04-01-45	17,000	19,327
Cardinal Health, Inc.	4.900		09-15-45	20,000	23,575
Celgene Corp.	5.000		08-15-45	20,000	23,291
Charter Communications Operating LLC (S)	4.908		07-23-25	18,000	19,882
Charter Communications Operating LLC (S)	6.484		10-23-45	20,000	24,011
Chubb INA Holdings, Inc.	4.350		11-03-45	28,750	34,066
Citigroup, Inc.	4.450		09-29-27	10,000	10,490
Citigroup, Inc.	5.500		09-13-25	50,000	56,934
Citigroup, Inc.	5.875		01-30-42	10,000	12,964
Citigroup, Inc.	8.125		07-15-39	10,000	16,016
Comcast Corp.	3.375		08-15-25	10,000	10,880
Comcast Corp.	4.750		03-01-44	50,000	60,544
CVS Health Corp.	5.125		07-20-45	57,000	72,272
Daimler Finance North America LLC	8.500		01-18-31	30,000	49,993
Dominion Resources Inc.	4.700		12-01-44	10,000	11,327
Duke Energy Progress LLC	3.250		08-15-25	10,000	10,878
Duke Energy Progress LLC	4.200		08-15-45	50,000	57,089
Eastman Chemical Company	4.650		10-15-44	50,000	52,536
Electronic Arts, Inc.	4.800		03-01-26	64,000	70,392
Eli Lilly & Company	2.750		06-01-25	30,000	31,878
Energy Transfer Partners LP	6.125		12-15-45	60,000	62,628
Enterprise Products Operating LLC	4.900		05-15-46	40,000	42,459
EOG Resources, Inc.	3.900		04-01-35	20,000	20,082
ERP Operating LP	4.500		07-01-44	20,000	22,812
Essex Portfolio LP	3.875		05-01-24	10,000	10,718
Exelon Corp.	5.100		06-15-45	50,000	60,242
Exxon Mobil Corp.	3.567		03-06-45	30,000	31,825
Exxon Mobil Corp.	4.114		03-01-46	10,000	11,238
FedEx Corp.	4.750		11-15-45	20,000	23,425
Florida Power & Light Company	4.050		10-01-44	11,000	12,793
Florida Power & Light Company	5.690		03-01-40	31,000	42,758
Ford Motor Company	4.750		01-15-43	40,000	44,068
General Motors Company	5.200		04-01-45	30,000	32,194
Georgia-Pacific LLC (S)	3.600		03-01-25	39,000	42,069
Gilead Sciences, Inc.	3.500		02-01-25	30,000	32,343
Gilead Sciences, Inc.	4.500		02-01-45	33,000	37,055
GlaxoSmithKline Capital, Inc.	6.375		05-15-38	10,000	14,654
Halliburton Company	3.800		11-15-25	50,000	51,629
Hewlett Packard Enterprise Company (S)	4.900		10-15-25	30,000	32,183
Intel Corp.	3.700		07-29-25	50,000	55,906
International Paper Company	5.150		05-15-46	38,000	43,944
Johnson & Johnson	3.700		03-01-46	50,000	57,965
JPMorgan Chase & Co.	5.625		08-16-43	30,000	36,972
JPMorgan Chase & Co.	6.400		05-15-38	40,000	55,795
Kilroy Realty LP	4.375		10-01-25	20,000	21,793
Kinder Morgan, Inc.	4.300		06-01-25	30,000	31,072
Kraft Heinz Foods Company (S)	3.950		07-15-25	20,000	22,025
Lockheed Martin Corp.	4.700		05-15-46	30,000	36,475
McDonald's Corp.	3.375		05-26-25	22,000	23,709
McDonald's Corp.	4.875		12-09-45	20,000	23,920

SEE NOTES TO FUND'S INVESTMENTS7

Global Focused Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
McKesson Corp.	4.883		03-15-44	20,000	$23,720
Medtronic, Inc.	4.375		03-15-35	50,000	57,619
Merck & Company, Inc.	4.150		05-18-43	60,000	69,054
MetLife, Inc.	4.600		05-13-46	50,000	55,189
Microsoft Corp.	4.450		11-03-45	50,000	57,700
Morgan Stanley	4.000		07-23-25	50,000	53,931
Morgan Stanley	4.350		09-08-26	60,000	63,900
Newell Brands, Inc.	5.500		04-01-46	40,000	49,713
Nordstrom, Inc.	5.000		01-15-44	20,000	20,319
Occidental Petroleum Corp.	3.500		06-15-25	50,000	53,656
Occidental Petroleum Corp.	4.400		04-15-46	10,000	10,963
Oncor Electric Delivery Company LLC	3.750		04-01-45	45,000	48,009
Oncor Electric Delivery Company LLC	5.250		09-30-40	10,000	12,758
Oracle Corp.	3.900		05-15-35	50,000	52,306
Pacific Gas & Electric Company	4.250		03-15-46	50,000	57,278
PepsiCo, Inc.	4.450		04-14-46	40,000	48,179
Philip Morris International, Inc.	3.375		08-11-25	30,000	32,764
Philip Morris International, Inc.	4.125		03-04-43	10,000	11,051
Praxair, Inc.	3.200		01-30-26	30,000	32,689
Prudential Financial, Inc.	6.200		11-15-40	10,000	12,532
Reynolds American, Inc.	5.850		08-15-45	30,000	39,631
S&P Global, Inc.	4.400		02-15-26	40,000	44,984
Schlumberger Holdings Corp. (S)	4.000		12-21-25	48,000	52,278
Simon Property Group LP	4.250		10-01-44	30,000	33,927
Stryker Corp.	4.625		03-15-46	40,000	46,557
Target Corp.	4.000		07-01-42	30,000	33,417
The Dow Chemical Company	3.500		10-01-24	45,000	47,939
The Dow Chemical Company	4.625		10-01-44	10,000	10,845
The Home Depot, Inc.	4.250		04-01-46	60,000	70,738
The JM Smucker Company	4.375		03-15-45	40,000	45,438
The Southern Company	4.400		07-01-46	24,000	26,611
The Travelers Companies, Inc.	4.600		08-01-43	30,000	36,701
The Walt Disney Company	3.000		02-13-26	25,000	26,807
Time Warner, Inc.	3.600		07-15-25	10,000	10,786
Time Warner, Inc.	4.850		07-15-45	30,000	34,714
Union Pacific Corp.	4.050		03-01-46	28,000	31,699
Union Pacific Corp.	4.821		02-01-44	30,000	37,398
United Parcel Service, Inc.	6.200		01-15-38	20,000	29,433
United Technologies Corp.	4.500		06-01-42	40,000	47,420
UnitedHealth Group, Inc.	3.750		07-15-25	10,000	11,130
UnitedHealth Group, Inc.	4.750		07-15-45	50,000	62,396
Verizon Communications, Inc.	3.500		11-01-24	20,000	21,558
Verizon Communications, Inc.	4.672		03-15-55	30,000	31,382
Verizon Communications, Inc.	6.550		09-15-43	30,000	40,846
Virginia Electric & Power Company	4.650		08-15-43	30,000	36,437
Wal-Mart Stores, Inc.	3.300		04-22-24	10,000	11,058
Wal-Mart Stores, Inc.	5.250		09-01-35	80,000	108,143
Waste Management, Inc.	4.100		03-01-45	30,000	34,272
Wells Fargo & Company	4.100		06-03-26	44,000	47,684
Wells Fargo & Company	5.375		02-07-35	32,000	40,052
WestRock MWV LLC	8.200		01-15-30	7,000	9,551

8SEE NOTES TO FUND'S INVESTMENTS

Global Focused Strategies Fund

Rate (%	)	Maturity date	Par value^	Value
Foreign government obligations 12.5%	$6,000,538
(Cost $6,009,999)
Argentina 5.0%	2,385,000
Republic of Argentina	6.250	04-22-19	2,250,000	2,385,000
Germany 7.5%	3,615,538
Federal Republic of Germany, Inflation Linked Bond	0.100	04-15-26	EUR	2,880,000	3,615,538
Shares	Value
Warrants 0.2%	$109,086
(Cost $113,033)
Almarai Company (Expiration Date: 3-2-17) (I)(N)	7,576	109,086
Purchased options 0.4%	$166,784
(Cost $189,741)
Call options 0.0%	2,460
Exchange Traded Option on S&P 500 Index (Expiration date: 9-16-16; Strike Price: $2,300.00) (I)	24	2,460
Put options 0.4%	164,324
Over the Counter Option on Euro STOXX 50 Index (Expiration Date: 6-19-17; Strike Price: EUR 2,900.00; Counterparty: Merrill Lynch) (I)	610	164,324
Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 34.7%	$16,626,347
(Cost $16,627,948)
Certificate of deposit 14.1%	6,746,379
ING Bank NV	0.680	09-01-16	1,000,000	1,000,150
Mizuho Bank, Ltd.	0.828	10-28-16	1,000,000	998,019
Nationwide Building Society	0.700	10-21-16	750,000	749,763
Natixis	0.960	12-01-16	1,000,000	996,870
Societe Generale SA	0.800	11-23-16	1,000,000	1,001,044
The Goldman Sachs Group, Inc.	0.780	09-08-16	1,000,000	1,000,292
The Toronto-Dominion Bank	0.750	11-15-16	1,000,000	1,000,241
Commercial paper 8.3%	3,994,976
ABN Amro Bank NV	0.649	09-20-16	1,000,000	998,960
Agence Centrale Organismes	0.871	09-29-16	1,000,000	998,601
Dekabank Deutsche Girozentrale	0.669	09-15-16	1,000,000	999,398
Pohjola Bank PLC	0.818	10-25-16	1,000,000	998,017
Time deposits 3.7%	1,776,551
BNP Paribas SA	0.400	08-01-16	291,439	291,439
Credit Agricole SA	0.390	08-01-16	251,389	251,389
KBC Bank NV	0.400	08-01-16	561,162	561,162
Sumitomo Mitsui Financial Group, Inc.	0.380	08-01-16	672,561	672,561
U.S. Government 8.4%	3,996,992
U.S. Treasury Bill	0.254	10-27-16	2,000,000	1,998,716
U.S. Treasury Bill	0.262	11-25-16	2,000,000	1,998,276
Yield (%)	Shares	Value
Money market funds 0.2%	$111,449
BlackRock Cash Funds - Prime, Institutional Class	0.4900(Y)	111,449	111,449
Total investments (Cost $42,164,158)† 87.5%	$41,918,286
Other assets and liabilities, net 12.5%	$5,981,025
Total net assets 100.0%	$47,899,311

SEE NOTES TO FUND'S INVESTMENTS9

Global Focused Strategies Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(N)	Strike price and/or expiration date not available.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $42,170,587. Net unrealized depreciation aggregated to $252,301, of which $795,202 related to appreciated investment securities and $1,047,503 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 7-31-16:

Foreign government obligations	12.5%
Financials	12.1%
Telecommunication services	5.6%
Consumer discretionary	5.2%
Industrials	4.0%
Consumer staples	3.1%
Information technology	2.8%
Health care	2.3%
Materials	2.0%
Utilities	1.5%
Energy	1.3%
Purchased options	0.4%
Short-term investments and other	47.2%
TOTAL	100.0%

10SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2016, by major security category or type:

	Total value at 7-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks	$11,582,145	$1,059,740	$10,522,405	—
Corporate bonds	7,433,386	—	7,433,386	—
Foreign government obligations	6,000,538	—	6,000,538	—
Warrants	109,086	—	109,086	—
Purchased options	166,784	2,460	164,324	—
Short-term investments	16,626,347	1,888,000	14,738,347	—
Total investments in securities	$41,918,286	$2,950,200	$38,968,086	—
Other financial instruments:
Futures	($812,911)	($760,743)	($52,168)	—
Forward foreign currency contracts	(114,112)	—	(114,112)	—
Written options	(159,800)	(1,150)	(158,650)	—
Interest rate swaps	724,161	—	724,161	—
Credit default swaps	143,230	—	143,230	—
Total return swaps	(209,360)	—	(209,360)	—
Variance swaps	4,247	—	4,247	—

       11

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended July 31, 2016, the fund used futures contracts to manage against anticipated changes in securities markets and interest rate changes, gain exposure to certain securities markets and foreign bond markets, maintain diversity and liquidity of the fund and to add manage exposure to equity volatility. The following table summarizes the contracts held at July 31, 2016.

	Positions	Number of contracts	Expiration date	Notional basis	Notional value	Unrealized appreciation/ (depreciation)
2-Year U.S. Treasury Note Futures	Long	47	Oct 2016	$10,235,716	$10,293,000	$57,284
CBOE Volatility Index Futures	Long	23	Nov 2016	471,001	419,175	(51,826)
Hang Seng Index Futures	Long	11	Aug 2016	1,569,790	1,548,109	(21,681)
SGX MSCI Singapore Index Futures	Long	44	Aug 2016	1,043,540	1,031,358	(12,182)
S&P 500 E-Mini Futures	Long	48	Sep 2016	5,035,914	5,203,680	167,766
SX5E Dividend Index Futures	Long	334	Dec 2018	3,916,351	4,021,667	105,316
Tokyo Price Index Futures	Long	19	Sep 2016	2,488,722	2,436,554	(52,168)
VSTOXX Mini Futures	Long	221	Sep 2016	635,899	594,226	(41,673)
VSTOXX Mini Futures	Long	214	Oct 2016	607,703	602,918	(4,785)
10-Year U.S. Treasury Note Futures	Short	100	Sep 2016	(12,929,690)	(13,304,688)	(374,998)
30-Year U.S. Treasury Bond Futures	Short	12	Sep 2016	(1,948,969)	(2,093,250)	(144,281)
CBOE Volatility Index Futures	Short	35	Sep 2016	(676,454)	(574,875)	101,579
CBOE Volatility Index Futures	Short	32	Oct 2016	(587,187)	(576,800)	10,387
FTSE 100 Index Futures	Short	5	Sep 2016	(405,641)	(441,735)	(36,094)
FTSE 250 Index Futures	Short	18	Sep 2016	(809,529)	(818,586)	(9,057)
FTSE/MIB Index Futures	Short	20	Sep 2016	(1,786,675)	(1,883,020)	(96,345)
Russell 2000 Mini Index Futures	Short	44	Sep 2016	(5,104,361)	(5,354,800)	(250,439)
Ultra Long Term U.S. Treasury Bond Futures	Short	10	Sep 2016	(1,745,599)	(1,905,313)	(159,714)
						($812,911)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended July 31, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and maintain diversity and liquidity of the fund. The following table summarizes the contracts held at July 31, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	231,000	USD	175,295	Bank National Paris	8/19/2016	$147	—	$147

       12

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	198,000	USD	146,204	Barclays Capital	8/19/2016	4,176	—	4,176
CHF	127,000	USD	132,136	Barclays Capital	8/19/2016	—	($966)	(966)
CHF	140,000	USD	143,120	Merrill Lynch	8/19/2016	1,477	—	1,477
EUR	5,777,654	SEK	53,950,000	HSBC Bank PLC	9/9/2016	152,762	—	152,762
EUR	511,506	USD	572,202	Bank National Paris	9/9/2016	557	—	557
EUR	129,000	USD	143,069	Citigroup, Inc.	9/9/2016	1,378	—	1,378
EUR	339,885	USD	382,932	Merrill Lynch	9/9/2016	—	(2,346)	(2,346)
GBP	1,078,564	USD	1,449,251	Bank National Paris	9/21/2016	—	(20,575)	(20,575)
GBP	310,000	USD	432,489	Barclays Capital	9/21/2016	—	(21,861)	(21,861)
GBP	9,993	USD	12,976	Citigroup, Inc.	9/21/2016	260	—	260
HKD	1,100,000	USD	141,845	Bank National Paris	9/21/2016	27	—	27
HKD	1,361,500	USD	175,641	Deutsche Bank AG	9/21/2016	—	(42)	(42)
HKD	1,815,355	USD	234,200	Merrill Lynch	9/21/2016	—	(65)	(65)
INR	245,000,000	USD	3,622,653	HSBC Bank PLC	8/11/2016	29,179	—	29,179
INR	157,000,000	USD	2,319,397	HSBC Bank PLC	8/24/2016	15,477	—	15,477
INR	245,000,000	USD	3,599,765	HSBC Bank PLC	11/7/2016	—	(2,086)	(2,086)
JPY	18,000,000	USD	170,566	Bank National Paris	8/19/2016	5,948	—	5,948
JPY	175,030,358	USD	1,656,973	Barclays Capital	8/19/2016	59,437	—	59,437
JPY	14,000,000	USD	130,945	Morgan Stanley	8/19/2016	6,344	—	6,344
KRW	4,050,000,000	USD	3,441,233	HSBC Bank PLC	8/24/2016	173,761	—	173,761
PEN	8,385,000	USD	2,493,281	HSBC Bank PLC	8/24/2016	2,935	—	2,935
SEK	53,950,000	EUR	5,804,160	Deutsche Bank AG	9/9/2016	—	(182,443)	(182,443)
USD	531,094	AUD	715,000	Bank National Paris	8/19/2016	—	(11,941)	(11,941)
USD	140,363	AUD	196,000	Morgan Stanley	8/19/2016	—	(8,497)	(8,497)
USD	269,152	CHF	265,000	Merrill Lynch	8/19/2016	—	(4,550)	(4,550)
USD	68,119	CHF	66,960	Morgan Stanley	8/19/2016	—	(1,039)	(1,039)
USD	331,045	CNY	2,170,000	HSBC Bank PLC	8/24/2016	5,193	—	5,193
USD	21,593	DKK	142,854	Bank National Paris	8/19/2016	108	—	108
USD	215,791	DKK	1,404,861	Morgan Stanley	8/19/2016	4,503	—	4,503
USD	132,907	EUR	118,898	Bank National Paris	9/9/2016	—	(229)	(229)
USD	333,660	EUR	297,000	Deutsche Bank AG	9/9/2016	1,093	—	1,093
USD	155,881	EUR	140,000	Merrill Lynch	9/9/2016	—	(884)	(884)
USD	9,711,851	EUR	8,633,064	Morgan Stanley	9/9/2016	44,969	—	44,969
USD	3,817,071	GBP	2,870,000	Societe General SA	8/24/2016	17,438	—	17,438
USD	461,323	GBP	339,524	Bank National Paris	9/21/2016	11,586	—	11,586
USD	15,143	GBP	11,424	Deutsche Bank AG	9/21/2016	11	—	11
USD	3,994,480	GBP	2,763,625	Merrill Lynch	9/21/2016	333,759	—	333,759
USD	1,678,283	HKD	13,011,659	Bank National Paris	9/21/2016	112	—	112
USD	154,842	HKD	1,200,000	Citigroup, Inc.	9/21/2016	73	—	73
USD	11,425	HUF	3,203,041	Deutsche Bank AG	8/19/2016	—	(88)	(88)
USD	103,074	HUF	28,536,556	Morgan Stanley	8/19/2016	505	—	505
USD	1,517,474	IDR	20,600,000,000	HSBC Bank PLC	8/24/2016	—	(50,144)	(50,144)
USD	3,648,548	INR	245,000,000	HSBC Bank PLC	8/11/2016	—	(3,284)	(3,284)
USD	2,316,318	INR	157,000,000	HSBC Bank PLC	8/24/2016	—	(18,557)	(18,557)
USD	142,854	JPY	14,900,000	Bank National Paris	8/19/2016	—	(3,260)	(3,260)
USD	1,728,080	JPY	187,791,489	Morgan Stanley	8/19/2016	—	(113,470)	(113,470)
USD	10,925,183	KRW	12,812,000,000	HSBC Bank PLC	8/24/2016	—	(510,691)	(510,691)
USD	96,398	MXN	1,759,513	Bank National Paris	8/19/2016	2,730	—	2,730
USD	6,870	MXN	129,358	Deutsche Bank AG	8/19/2016	—	(17)	(17)
USD	59,989	NOK	498,365	Deutsche Bank AG	8/19/2016	918	—	918
USD	166,342	SEK	1,403,479	Bank National Paris	8/19/2016	2,191	—	2,191
USD	65,805	SEK	561,771	Citigroup, Inc.	8/19/2016	100	—	100
USD	314,279	SEK	2,586,250	Deutsche Bank AG	8/19/2016	11,792	—	11,792

       13

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	209	SEK	1,787	Morgan Stanley	8/19/2016	—	—	—
USD	115,701	TRY	351,793	Deutsche Bank AG	8/19/2016	—	(1,576)	(1,576)
USD	2,713,123	TWD	88,060,000	HSBC Bank PLC	8/24/2016	—	(46,468)	(46,468)
ZAR	2,841	USD	183	Bank National Paris	8/19/2016	21	—	21
						$890,967	(1,005,079)	($114,112)

Currency abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	KRW	Korean Won
CNY	Chinese Yuan Renminbi	MXN	Mexican Peso
DKK	Danish Krone	NOK	Norwegian Krone
EUR	Euro	PEN	Peruvian Nuevo Sol
GBP	Pound Sterling	SEK	Swedish Krona
HKD	Hong Kong Dollar	TRY	Turkish Lira
HUF	Hungarian Forint	TWD	Taiwan New Dollar
IDR	Indonesian Rupiah	USD	U.S. Dollar
INR	Indian Rupee	ZAR	South African Rand

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended July 31, 2016, the fund used purchased options to manage against anticipated changes in securities markets, gain exposure to certain securities markets and to maintain diversity and liquidity of the fund.

During the period ended July 31, 2016, the fund wrote option contracts to manage against anticipated changes in securities markets and currency exchange rates, gain exposure to certain securities markets and foreign currencies and to maintain diversity and liquidity of the fund. The following tables summarize the fund's written options activities during the period ended July 31, 2016 and the contracts held at July 31, 2016.

	Number of contracts*	EUR Notional amount*	Premiums received
Outstanding, beginning of period	—	—	—
Options written	15	5,660,000	$140,255
Option closed	(10)	—	(40,981)
Options exercised	—	—	—
Options expired	—	—	—
Outstanding, end of period	5	5,660,000	$99,274

*The amounts for index options represent number of contracts. The amounts for foreign currency options represent notional amount.

Index options

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Puts
S&P 500 Index	1,880.00	Sept 2016	5	$10,240	($1,150)

Foreign currency options

Description	Counterparty	Exercise price	Expiration date		Notional amount	Premium	Value
Calls
Euro versus Swedish Krona	HSBC Bank PLC	9.34	Sept 2016	EUR	5,660,000	$89,034	($158,650)

       14

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended July 31, 2016, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity and liquidity of the fund and to gain exposure to the treasuries market. The following table summarizes the interest rate swap contracts held as of July 31, 2016.

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Morgan Stanley & Company, Inc.	4,040,000,000	KRW	$3,491,789	3 Month KORIBOR	Fixed 1.470%	Apr 2019	—	$26,759	$26,759
Morgan Stanley & Company, Inc.	77,400,000	MXN	4,446,934	MXN-TIIE- Banxico	Fixed 6.170%	Apr 2023	—	(15,317)	(15,317)
Morgan Stanley & Company, Inc.	4,670,000,000	KRW	4,036,301	3 Month KORIBOR	Fixed 1.650%	Apr 2026	—	156,124	156,124
Exchange Cleared Swaps
	20,400,000	EUR	22,965,214	6 Month EURIBOR	Fixed 0.370%	Apr 2022	—	269,528	269,528
	20,400,000	EUR	22,716,390	Fixed 0.370%	6 Month EURIBOR	Apr 2022	($192,305)	(77,223)	(269,528)
	67,400,000	SEK	7,865,103	3 Month STIBOR	Fixed 0.790%	Jun 2022	—	71,447	71,447
	65,000,000	SEK	7,698,047	3 Month STIBOR	Fixed 0.563%	Jul 2022	—	15,440	15,440
	21,800,000	AUD	16,772,972	6 Month BBSW	Fixed 2.935%	Apr 2026	—	499,506	499,506
	1,300,000	AUD	970,577	Fixed 2.935%	6 Month BBSW	Apr 2026	(26,131)	(3,656)	(29,787)
	7,220,000	CHF	7,429,130	Fixed 0.130%	6 Month LIBOR	May 2026	—	(205,313)	(205,313)
	7,220,000	CHF	7,311,392	6 Month LIBOR	Fixed 0.130%	May 2026	179,948	25,355	205,303
	1,470,000	AUD	1,062,446	6 Month BBSW	Fixed 2.790%	Jun 2026	—	25,779	25,779
	1,470,000	AUD	1,097,498	Fixed 2.790%	6 Month BBSW	Jun 2026	(21,651)	(4,128)	(25,779)
	14,100,000	USD	14,100,000	Fixed 2.427%	3 Month LIBOR	Apr 2046	—	(479,741)	(479,741)
	1,500,000	USD	1,500,000	3 Month LIBOR	Fixed 2.427%	Apr 2046	13,400	37,636	51,036
	12,600,000	USD	12,600,000	3 Month LIBOR	Fixed 2.427%	Apr 2046	369,980	58,724	428,704
	1,220,000	USD	1,220,000	Fixed 2.443%	3 Month LIBOR	Jun 2046	—	(42,952)	(42,952)
	1,220,000	USD	1,220,000	3 Month LIBOR	Fixed 2.443%	Jun 2046	37,000	5,952	42,952

       15

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	2,350,000	EUR	2,645,503	Fixed 1.191%	6 Month EURIBOR	Apr 2049	—	(294,670)	(294,670)
	2,350,000	EUR	2,616,839	6 Month EURIBOR	Fixed 1.191%	Apr 2049	212,758	81,912	294,670
			$143,766,135				$572,999	$151,162	$724,161

The following are abbreviations for the table above:
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
KORIBOR	Korea Interbank Offered Rate
LIBOR	London Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate
TIIE	Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended July 31, 2016, the fund used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the fund held as of July 31, 2016 as a Buyer of protection.

Counterparty	USD notional amount	Pay fixed rate		Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
ITRAXX.IG.V1 5Y	$4,910,000	(1.000%	)	Jun 2021	$99,551	($61,102)	$38,449

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended July 31, 2016 to take a long position in the exposure of the benchmark credit. The following table summarizes the credit default swap contracts the fund held as of July 31, 2016 where the fund acted as a Seller of protection.

Reference obligation	Implied credit spread at 7-31-16	USD notional amount	Receive fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
CDX.NA.IG.26 5Y	0.731%	$7,370,000	1.000%	Jun 2021	$65,594	$39,187	$104,781

Total Return Swaps. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer of the Seller.

During the period ended July 31, 2016, the fund used total return swaps to manage against anticipated changes in securities, gain exposure to certain securities markets and to maintain diversity and liquidity of the fund. The following table summarizes the total return swap contracts held as of July 31, 2016.

       16

Pay/ receive	Reference entity	Floating rate	Currency	Notional amount/ contract amount	Maturity date	Counterparty	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Pay	Anhui Conch Cement Company, Ltd.	HIBOR	HKD	2,217,375	Apr 2017	HSBC Bank PLC	—	($1,418)	($1,418)
Pay	Anhui Conch Cement Company, Ltd.	HIBOR	HKD	340,850	Jun 2017	HSBC Bank PLC	—	(658)	(658)
Pay	BBMG Corp.	HIBOR	HKD	2,119,500	Apr 2017	HSBC Bank PLC	—	(14,171)	(14,171)
Pay	BBMG Corp.	HIBOR	HKD	493,615	Jun 2017	HSBC Bank PLC	—	(3,549)	(3,549)
Pay	CapitaLand, Ltd.	SIBOR	SGD	317,200	Apr 2017	HSBC Bank PLC	—	(9,281)	(9,281)
Pay	CapitaLand, Ltd.	SIBOR	SGD	28,975	Jun 2017	HSBC Bank PLC	—	(844)	(844)
Pay	China National Building Material Company, Ltd.	HIBOR	HKD	2,086,800	Apr 2017	HSBC Bank PLC	—	10,171	10,171
Pay	China National Building Material Company, Ltd.	HIBOR	HKD	366,520	Jun 2017	HSBC Bank PLC	—	2,273	2,273
Pay	China Resources Cement Holdings, Ltd.	HIBOR	HKD	2,299,920	Apr 2017	HSBC Bank PLC	—	(26,331)	(26,331)
Pay	China Resources Cement Holdings, Ltd.	HIBOR	HKD	225,120	Jun 2017	HSBC Bank PLC	—	(1,516)	(1,516)
Pay	City Developments, Ltd.	SIBOR	SGD	312,650	Apr 2017	HSBC Bank PLC	—	(1,629)	(1,629)
Pay	City Developments, Ltd.	SIBOR	SGD	31,668	Jun 2017	HSBC Bank PLC	—	(1,128)	(1,128)
Pay	Clicks Group, Ltd.	JIBAR	ZAR	1,688,785	Apr 2017	HSBC Bank PLC	—	(1,587)	(1,587)
Pay	Clicks Group, Ltd.	JIBAR	ZAR	211,211	Jun 2017	HSBC Bank PLC	—	(103)	(103)
Pay	Debenhams PLC	GBP- LIBOR	GBP	103,971	Apr 2017	BNP Paribas SA	—	(107)	(107)
Pay	Foschini Group, Ltd.	JIBAR	ZAR	1,735,276	Apr 2017	HSBC Bank PLC	—	(7,037)	(7,037)
Pay	Foschini Group, Ltd.	JIBAR	ZAR	224,580	Jun 2017	HSBC Bank PLC	—	(1,105)	(1,105)
Pay	Growthpoint Properties, Ltd.	JIBAR	ZAR	1,639,678	Apr 2017	HSBC Bank PLC	—	392	392
Pay	Growthpoint Properties, Ltd.	JIBAR	ZAR	290,552	Jun 2017	HSBC Bank PLC	—	(548)	(548)
Pay	Henderson Land Development Company, Ltd.	HIBOR	HKD	1,823,360	Apr 2017	HSBC Bank PLC	—	(7,350)	(7,350)
Pay	Henderson Land Development Company, Ltd.	HIBOR	HKD	196,460	Jun 2017	HSBC Bank PLC	—	(880)	(880)
Pay	Home Retail Group PLC	GBP- LIBOR	GBP	128,031	Apr 2017	BNP Paribas SA	—	(4,487)	(4,487)
Pay	Hongkong Land Holdings, Ltd.	USD- LIBOR	USD	231,101	Apr 2017	HSBC Bank PLC	—	(10,158)	(10,158)
Pay	Hongkong Land Holdings, Ltd.	USD- LIBOR	USD	20,328	Jun 2017	HSBC Bank PLC	—	(789)	(789)
Pay	Hyprop Investments, Ltd.	JIBAR	ZAR	1,692,496	Apr 2017	HSBC Bank PLC	—	1,752	1,752

       17

Pay/ receive	Reference entity	Floating rate	Currency	Notional amount/ contract amount	Maturity date	Counterparty	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Pay	Hyprop Investments, Ltd.	JIBAR	ZAR	262,103	Jun 2017	HSBC Bank PLC	—	(514)	(514)
Pay	J Sainsbury PLC	GBP- LIBOR	GBP	117,251	Apr 2017	BNP Paribas SA	—	4,714	4,714
Pay	Kerry Properties, Ltd.	HIBOR	HKD	1,689,480	Apr 2017	HSBC Bank PLC	—	(15,874)	(15,874)
Pay	Kerry Properties, Ltd.	HIBOR	HKD	281,300	Jun 2017	HSBC Bank PLC	—	(3,366)	(3,366)
Pay	Kingfisher PLC	GBP- LIBOR	GBP	125,831	Apr 2017	BNP Paribas SA	—	(2,904)	(2,904)
Pay	Marks & Spencer Group PLC	GBP- LIBOR	GBP	106,996	Apr 2017	BNP Paribas SA	—	4,815	4,815
Pay	Massmart Holdings, Ltd.	JIBAR	ZAR	1,556,287	Apr 2017	HSBC Bank PLC	—	(7,130)	(7,130)
Pay	Massmart Holdings, Ltd.	JIBAR	ZAR	339,521	Jun 2017	HSBC Bank PLC	—	(1,581)	(1,581)
Pay	Mr. Price Group, Ltd.	JIBAR	ZAR	1,769,744	Apr 2017	HSBC Bank PLC	—	(6,538)	(6,538)
Pay	Mr. Price Group, Ltd.	JIBAR	ZAR	236,814	Jun 2017	HSBC Bank PLC	—	(1,615)	(1,615)
Pay	New World Development Company, Ltd.	HIBOR	HKD	1,972,800	Apr 2017	HSBC Bank PLC	—	(24,753)	(24,753)
Pay	New World Development Company, Ltd.	HIBOR	HKD	191,760	Jun 2017	HSBC Bank PLC	—	(3,187)	(3,187)
Pay	Pick N Pay Stores, Ltd.	JIBAR	ZAR	1,786,142	Apr 2017	HSBC Bank PLC	—	(4,181)	(4,181)
Pay	Pick N Pay Stores, Ltd.	JIBAR	ZAR	163,050	Jun 2017	HSBC Bank PLC	—	(735)	(735)
Pay	Redefine Properties, Ltd.	JIBAR	ZAR	1,432,733	Apr 2017	HSBC Bank PLC	—	(5,673)	(5,673)
Pay	Redefine Properties, Ltd.	JIBAR	ZAR	446,344	Jun 2017	HSBC Bank PLC	—	(1,318)	(1,318)
Pay	Shoprite Holdings, Ltd.	JIBAR	ZAR	1,719,345	Apr 2017	HSBC Bank PLC	—	(18,421)	(18,421)
Pay	Shoprite Holdings, Ltd.	JIBAR	ZAR	281,680	Jun 2017	HSBC Bank PLC	—	(4,312)	(4,312)
Pay	Sino Land Company, Ltd.	HIBOR	HKD	1,882,920	Apr 2017	HSBC Bank PLC	—	(10,621)	(10,621)
Pay	Sino Land Company, Ltd.	HIBOR	HKD	51,920	Jun 2017	HSBC Bank PLC	—	(444)	(444)
Pay	Sino Land Company, Ltd.	HIBOR	HKD	207,680	Jun 2017	HSBC Bank PLC	—	(1,775)	(1,775)
Pay	SPAR Group, Ltd.	JIBAR	ZAR	1,608,688	Apr 2017	HSBC Bank PLC	—	(2,410)	(2,410)
Pay	SPAR Group, Ltd.	JIBAR	ZAR	299,030	Jun 2017	HSBC Bank PLC	—	(667)	(667)
Pay	Sun Hung Kai Properties, Ltd.	HIBOR	HKD	1,964,600	Apr 2017	HSBC Bank PLC	—	(18,618)	(18,618)
Pay	Sun Hung Kai Properties, Ltd.	HIBOR	HKD	193,500	Jun 2017	HSBC Bank PLC	—	(3,674)	(3,674)
Pay	Tesco PLC	GBP- LIBOR	GBP	129,295	Apr 2017	BNP Paribas SA	—	12,666	12,666
Pay	The Wharf Holdings, Ltd.	HIBOR	HKD	2,132,800	Apr 2017	HSBC Bank PLC	—	(21,344)	(21,344)

       18

Pay/ receive	Reference entity	Floating rate	Currency	Notional amount/ contract amount	Maturity date	Counterparty	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Pay	The Wharf Holdings, Ltd.	HIBOR	HKD	140,850	Jun 2017	HSBC Bank PLC	—	(2,514)	(2,514)
Pay	Tokyo Stock Price Index	JPY- LIBOR	JPY	263,168,040	Apr 2017	BNP Paribas SA	—	31,759	31,759
Pay	Truworths International, Ltd.	JIBAR	ZAR	1,654,949	Apr 2017	HSBC Bank PLC	—	(3,691)	(3,691)
Pay	Truworths International, Ltd.	JIBAR	ZAR	219,529	Jun 2017	HSBC Bank PLC	—	(728)	(728)
Pay	UOL Group, Ltd.	SIBOR	SGD	309,620	Apr 2017	HSBC Bank PLC	—	(4,878)	(4,878)
Pay	UOL Group, Ltd.	SIBOR	SGD	28,305	Jun 2017	HSBC Bank PLC	—	(831)	(831)
Pay	VanEck Vectors Indonesia Index	USD- LIBOR	USD	305,201	Apr 2017	HSBC Bank PLC	—	(6,678)	(6,678)
Pay	VanEck Vectors Indonesia Index	USD- LIBOR	USD	19,721	Jun 2017	HSBC Bank PLC	—	(650)	(650)
Pay	Wm Morrison Supermarkets PLC	GBP- LIBOR	GBP	132,591	Apr 2017	BNP Paribas SA	—	(1,601)	(1,601)
							—	($209,360)	($209,360)

The following are abbreviations for the table above:
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
SIBOR	Singapore Interbank Offered Rate

Variance Swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

During the period ended July 31, 2016, the fund used variance swaps to maintain diversity and liquidity of the fund and to manage against anticipated changes in securities markets/volatility. The following table summarizes the variance swap contracts held as of July 31, 2016.

Counterparty	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive variance	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
Societe Generale SA	Russell 200 Index	USD	39,300	$39,300	Receive	Dec 2017	25.20%	($45,930)	($45,930)
Societe Generale SA	S&P 500 Index	USD	39,300	39,300	Pay	Dec 2017	21.70%	50,177	50,177
				$78,600				$4,247	$4,247

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual shareholder report.

       19

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	462Q3	07/16
This report is for the information of the shareholders of John Hancock Global Focused Strategies Fund.		9/16

John Hancock

ESG All Cap Core Fund

Quarterly portfolio holdings 7/31/16

Fund's investmentsESG All Cap Core Fund

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 99.9%		$15,322,840
(Cost $14,934,629)
Consumer discretionary 13.6%		2,081,380
Auto components 2.8%
BorgWarner, Inc.	5,239	173,829
Johnson Controls, Inc.	5,661	259,953
Hotels, restaurants and leisure 1.1%
Panera Bread Company, Class A (I)	780	171,070
Internet and catalog retail 1.0%
The Priceline Group, Inc. (I)	113	152,642
Media 1.0%
Discovery Communications, Inc., Series A (I)	5,773	144,845
Multiline retail 1.9%
Target Corp.	3,841	289,343
Specialty retail 3.6%
The Home Depot, Inc.	2,142	296,110
The TJX Companies, Inc.	3,084	252,024
Textiles, apparel and luxury goods 2.2%
lululemon Athletica, Inc. (I)	2,593	201,346
VF Corp.	2,246	140,218
Consumer staples 8.2%		1,255,918
Food and staples retailing 5.4%
Costco Wholesale Corp.	892	149,160
CVS Health Corp.	2,164	200,646
United Natural Foods, Inc. (I)	6,383	319,022
Whole Foods Market, Inc.	5,406	164,775
Household products 1.6%
The Procter & Gamble Company	2,872	245,814
Personal products 1.2%
Unilever NV	3,827	176,501
Energy 4.7%		718,747
Energy equipment and services 0.3%
National-Oilwell Varco, Inc.	1,187	38,399
Oil, gas and consumable fuels 4.4%
Apache Corp.	1,459	76,598
EOG Resources, Inc.	3,027	247,306
Hess Corp.	1,868	100,218
Marathon Petroleum Corp.	2,149	84,649
Spectra Energy Corp.	4,770	171,577
Financials 16.4%		2,518,466
Banks 6.6%
Bank of America Corp.	17,130	248,214
East West Bancorp, Inc.	4,987	170,655
First Republic Bank	2,676	191,789
KeyCorp.	18,507	216,532
Wells Fargo & Company	3,723	178,592
Capital markets 2.0%
Stifel Financial Corp. (I)	5,711	201,884
WisdomTree Investments, Inc.	10,003	99,430

2SEE NOTES TO FUND'S INVESTMENTS

ESG All Cap Core Fund

	Shares	Value
Financials (continued)
Insurance 5.0%
Aflac, Inc.	4,180	$302,130
Chubb, Ltd.	1,100	137,786
Reinsurance Group of America, Inc.	3,376	335,068
Real estate investment trusts 1.6%
AvalonBay Communities, Inc.	1,341	248,957
Real estate management and development 1.2%
CBRE Group, Inc., Class A (I)	6,588	187,429
Health care 14.4%		2,206,177
Biotechnology 2.8%
Amgen, Inc.	991	170,482
Five Prime Therapeutics, Inc. (I)	1,693	85,818
Gilead Sciences, Inc.	2,108	167,523
Health care equipment and supplies 5.4%
DENTSPLY SIRONA, Inc.	2,810	179,952
Hologic, Inc. (I)	4,918	189,294
Medtronic PLC	2,037	178,502
Zimmer Biomet Holdings, Inc.	2,115	277,361
Health care providers and services 2.3%
Cigna Corp.	2,760	355,930
Health care technology 1.4%
Cerner Corp. (I)	3,412	212,875
Pharmaceuticals 2.5%
Johnson & Johnson	1,868	233,930
Merck & Company, Inc.	2,634	154,510
Industrials 12.5%		1,919,161
Aerospace and defense 1.0%
Hexcel Corp.	3,490	150,663
Commercial services and supplies 0.8%
Interface, Inc.	6,439	115,001
Construction and engineering 1.5%
Quanta Services, Inc. (I)	9,033	231,245
Electrical equipment 3.8%
ABB, Ltd., ADR (I)	7,599	161,479
Acuity Brands, Inc.	807	211,781
Eaton Corp. PLC	3,412	216,355
Machinery 4.4%
Illinois Tool Works, Inc.	1,651	190,525
Wabtec Corp.	2,972	203,582
Xylem, Inc.	5,900	282,079
Road and rail 1.0%
JB Hunt Transport Services, Inc.	1,882	156,451
Information technology 21.8%		3,345,077
Communications equipment 3.7%
Cisco Systems, Inc.	6,180	188,675
F5 Networks, Inc. (I)	1,763	217,589
Palo Alto Networks, Inc. (I)	1,271	166,361

SEE NOTES TO FUND'S INVESTMENTS3

ESG All Cap Core Fund

			Shares	Value
Information technology (continued)
Internet software and services 3.3%
	Alphabet, Inc., Class A (I)		633	$500,918
IT services 1.4%
	PayPal Holdings, Inc. (I)		5,780	215,247
Semiconductors and semiconductor equipment 6.0%
	ARM Holdings PLC, ADR		3,126	207,441
	First Solar, Inc. (I)		2,831	132,151
	Maxim Integrated Products, Inc.		4,060	165,567
	NXP Semiconductors NV (I)		2,648	222,670
	Xilinx, Inc.		3,786	193,389
Software 7.4%
	Adobe Systems, Inc. (I)		1,722	168,515
	ANSYS, Inc. (I)		2,219	198,290
	Citrix Systems, Inc. (I)		2,408	214,625
	Microsoft Corp.		5,317	301,368
	salesforce.com, Inc. (I)		3,084	252,271
Materials 2.9%				437,645
Chemicals 1.0%
	Ecolab, Inc.		1,299	153,776
Containers and packaging 1.9%
	Owens-Illinois, Inc. (I)		9,026	169,599
	Sealed Air Corp.		2,422	114,270
Telecommunication services 3.1%				481,420
Diversified telecommunication services 3.1%
	SBA Communications Corp., Class A (I)		1,953	224,595
	Verizon Communications, Inc.		4,635	256,825
Utilities 2.3%				358,849
Multi-utilities 1.3%
	National Grid PLC, ADR		2,719	196,992
Water utilities 1.0%
	American Water Works Company, Inc.		1,960	161,857
	Yield (%	)	Shares	Value
Short-term investments 0.3%				$51,056
(Cost $51,056)
Money market funds 0.3%				51,056
BlackRock Cash Funds - Prime, Institutional Class	0.4900(Y	)	51,056	51,056
Total investments (Cost $14,985,685)† 100.2%				$15,373,896
Other assets and liabilities, net (0.2%)				($26,711)
Total net assets 100.0%				$15,347,185

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-16.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $14,985,685. Net unrealized appreciation aggregated to $388,211, of which $687,574 related to appreciated investment securities and $299,363 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's prospectus.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	466Q3	07/16
This report is for the information of the shareholders of John Hancock ESG All Cap Core Fund.		9/16

John Hancock

ESG Large Cap Core Fund

Quarterly portfolio holdings 7/31/16

Fund's investmentsESG Large Cap Core Fund

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 98.3%		$15,128,348
(Cost $14,830,085)
Consumer discretionary 12.9%		1,979,723
Auto components 2.0%
BorgWarner, Inc.	2,693	89,354
Johnson Controls, Inc.	4,620	212,150
Hotels, restaurants and leisure 0.8%
Panera Bread Company, Class A (I)	532	116,678
Household durables 1.5%
Newell Brands, Inc.	4,464	234,181
Internet and catalog retail 1.0%
The Priceline Group, Inc. (I)	114	153,992
Media 3.1%
Discovery Communications, Inc., Series A (I)	10,537	264,373
Time Warner, Inc.	2,784	213,394
Multiline retail 1.6%
Target Corp.	3,320	250,096
Specialty retail 2.1%
The Home Depot, Inc.	1,219	168,515
The TJX Companies, Inc.	1,942	158,700
Textiles, apparel and luxury goods 0.8%
Deckers Outdoor Corp. (I)	1,792	118,290
Consumer staples 8.7%		1,341,971
Food and staples retailing 4.1%
Costco Wholesale Corp.	553	92,473
CVS Health Corp.	1,842	170,790
United Natural Foods, Inc. (I)	5,059	252,849
Whole Foods Market, Inc.	4,103	125,059
Household products 2.4%
The Procter & Gamble Company	4,285	366,753
Personal products 2.2%
Unilever NV - NY Shares	7,243	334,047
Energy 5.5%		851,922
Oil, gas and consumable fuels 5.5%
Apache Corp.	4,950	259,875
EOG Resources, Inc.	3,515	287,176
Hess Corp.	2,317	124,307
Marathon Petroleum Corp.	4,584	180,564
Financials 14.8%		2,274,121
Banks 8.7%
Bank of America Corp.	25,172	364,742
East West Bancorp, Inc.	2,714	92,873
Fifth Third Bancorp	8,459	160,552
KeyCorp.	15,085	176,495
SVB Financial Group (I)	1,644	165,090
Webster Financial Corp.	4,584	164,841
Wells Fargo & Company	4,434	212,699
Capital markets 1.2%
Stifel Financial Corp. (I)	5,279	186,613

2SEE NOTES TO FUND'S INVESTMENTS

ESG Large Cap Core Fund

	Shares	Value
Financials (continued)
Insurance 3.2%
Aflac, Inc.	4,387	$317,092
Reinsurance Group of America, Inc.	1,811	179,742
Real estate investment trusts 0.8%
Prologis, Inc.	2,264	123,365
Real estate management and development 0.9%
CBRE Group, Inc., Class A (I)	4,570	130,017
Health care 14.9%		2,291,458
Biotechnology 4.6%
Biogen, Inc. (I)	326	94,517
Celgene Corp. (I)	1,467	164,583
Gilead Sciences, Inc.	3,695	293,642
Shire PLC, ADR	808	156,849
Health care equipment and supplies 5.8%
Becton, Dickinson and Company	1,162	204,512
DENTSPLY SIRONA, Inc.	1,551	99,326
Hologic, Inc. (I)	2,841	109,350
Medtronic PLC	2,543	222,843
Zimmer Biomet Holdings, Inc.	1,982	259,919
Health care providers and services 2.3%
Cigna Corp.	2,696	347,676
Pharmaceuticals 2.2%
Johnson & Johnson	1,410	176,574
Merck & Company, Inc.	2,756	161,667
Industrials 12.1%		1,867,802
Air freight and logistics 1.9%
United Parcel Service, Inc., Class B	2,683	290,032
Construction and engineering 0.7%
Quanta Services, Inc. (I)	4,110	105,216
Electrical equipment 4.5%
ABB, Ltd., ADR (I)	6,923	147,114
Acuity Brands, Inc.	602	157,983
Eaton Corp. PLC	6,190	392,508
Machinery 3.1%
Illinois Tool Works, Inc.	1,431	165,137
Lincoln Electric Holdings, Inc.	1,446	89,739
Wabtec Corp.	942	64,527
Xylem, Inc.	3,209	153,422
Professional services 0.7%
Verisk Analytics, Inc. (I)	1,367	116,578
Road and rail 1.2%
JB Hunt Transport Services, Inc.	2,232	185,546
Information technology 21.8%		3,348,030
Communications equipment 5.3%
Cisco Systems, Inc.	11,016	336,318
F5 Networks, Inc. (I)	2,669	329,408
Palo Alto Networks, Inc. (I)	1,077	140,969

SEE NOTES TO FUND'S INVESTMENTS3

ESG Large Cap Core Fund

			Shares	Value
Information technology (continued)
Internet software and services 3.4%
	Alphabet, Inc., Class A (I)		665	$526,241
IT services 3.2%
	MasterCard, Inc., Class A		2,773	264,101
	PayPal Holdings, Inc. (I)		6,238	232,303
Semiconductors and semiconductor equipment 4.5%
	Analog Devices, Inc.		1,999	127,596
	First Solar, Inc. (I)		1,205	56,249
	NXP Semiconductors NV (I)		3,209	269,845
	Xilinx, Inc.		4,577	233,793
Software 4.6%
	Adobe Systems, Inc. (I)		1,467	143,561
	Citrix Systems, Inc. (I)		2,062	183,786
	Microsoft Corp.		6,766	383,497
Technology hardware, storage and peripherals 0.8%
	Apple, Inc.		1,155	120,363
Materials 4.1%				623,701
Chemicals 1.5%
	Minerals Technologies, Inc.		3,387	221,036
Containers and packaging 2.6%
	Owens-Illinois, Inc. (I)		9,297	174,691
	Sealed Air Corp.		4,832	227,974
Telecommunication services 1.4%				218,925
Diversified telecommunication services 1.4%
	Verizon Communications, Inc.		3,951	218,925
Utilities 2.1%				330,695
Gas utilities 0.9%
	National Fuel Gas Company		2,528	142,857
Multi-utilities 0.7%
	National Grid PLC, ADR		1,446	104,763
Water utilities 0.5%
	American Water Works Company, Inc.		1,006	83,075
	Yield (%)		Shares	Value
Short-term investments 1.2%				$176,225
(Cost $176,225)
Money market funds 1.2%				176,225
BlackRock Cash Funds - Prime, Institutional Class	0.4900(Y	)	176,225	176,225
Total investments (Cost $15,006,310)† 99.5%				$15,304,573
Other assets and liabilities, net 0.5%				$82,049
Total net assets 100.0%				$15,386,622

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-16.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $15,006,310. Net unrealized appreciation aggregated to $298,263, of which $579,864 related to appreciated investment securities and $281,601 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's prospectus.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	467Q3	07/16
This report is for the information of the shareholders of John Hancock ESG Large Cap Core Fund.		9/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)     Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:

/s/ Andrew G. Arnott

_______________________

Andrew G. Arnott

President

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew G. Arnott

_______________________

Andrew G. Arnott

President

Date: September 16, 2016

By:

/s/ Charles A. Rizzo

_______________________

Charles A. Rizzo

Chief Financial Officer

Date: September 16, 2016